Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.6%
Adient plc *	45,673	1,943,843
Aptiv plc *	57,148	6,257,135
Autoliv, Inc.	32,916	3,322,212
BorgWarner, Inc.	108,711	5,055,061
Dana, Inc.	113,825	2,160,399
Ford Motor Co.	2,094,937	27,674,118
General Motors Co.	1,092,672	41,925,825
Gentex Corp.	86,006	2,888,081
Harley-Davidson, Inc.	49,381	1,906,600
Lear Corp.	41,871	6,479,956
Phinia, Inc. *	21,748	616,991
Tesla, Inc. *	32,598	8,717,683
The Goodyear Tire & Rubber Co. *	332,834	5,351,971
Thor Industries, Inc.	29,054	3,355,446
		117,655,321

Banks 6.7%
Bank of America Corp.	2,427,377	77,676,064
Citigroup, Inc.	1,603,675	76,431,150
Citizens Financial Group, Inc.	186,637	6,020,910
Comerica, Inc.	65,018	3,508,371
Credicorp Ltd.	23,107	3,628,954
East West Bancorp, Inc.	24,514	1,525,016
Fifth Third Bancorp	230,115	6,696,347
First Horizon Corp.	90,009	1,226,823
Huntington Bancshares, Inc.	311,380	3,811,291
JPMorgan Chase & Co.	944,147	149,137,460
KeyCorp	357,781	4,404,284
M&T Bank Corp.	49,718	6,953,559
New York Community Bancorp, Inc.	205,131	2,845,167
Popular, Inc.	28,322	2,054,761
Regions Financial Corp.	230,142	4,687,993
Synovus Financial Corp.	38,572	1,307,591
The PNC Financial Services Group, Inc.	122,307	16,742,605
Truist Financial Corp.	308,567	10,250,596
U.S. Bancorp	524,200	20,800,256
Wells Fargo & Co.	1,891,669	87,319,441
Zions Bancorp NA	72,748	2,782,611
		489,811,250

Capital Goods 7.1%
3M Co.	208,448	23,241,952
A.O. Smith Corp.	29,203	2,121,014
Acuity Brands, Inc.	12,391	2,047,489
AECOM	38,592	3,357,504
AerCap Holdings N.V. *	34,752	2,217,525
AGCO Corp.	20,983	2,792,837
Air Lease Corp., Class A	35,239	1,492,019
Allegion plc	14,564	1,701,949
Allison Transmission Holdings, Inc.	57,193	3,356,657
SECURITY	NUMBER OF SHARES	VALUE ($)
AMETEK, Inc.	24,059	3,815,757
Boise Cascade Co.	23,546	2,436,776
Carlisle Cos., Inc.	10,585	2,934,162
Carrier Global Corp.	186,347	11,096,964
Caterpillar, Inc.	109,070	28,922,092
Cummins, Inc.	48,780	12,721,824
Curtiss-Wright Corp.	8,682	1,661,388
Deere & Co.	35,733	15,350,897
Donaldson Co., Inc.	25,345	1,592,426
Dover Corp.	26,762	3,906,449
Eaton Corp. plc	85,899	17,636,783
EMCOR Group, Inc.	17,445	3,751,373
Emerson Electric Co.	137,866	12,594,059
Fastenal Co.	83,498	4,893,818
Flowserve Corp.	41,319	1,560,205
Fluor Corp. *	56,940	1,764,001
Fortive Corp.	34,912	2,735,355
Fortune Brands Innovations, Inc.	45,496	3,233,401
General Dynamics Corp.	64,682	14,461,602
General Electric Co.	277,623	31,715,651
Graco, Inc.	19,645	1,558,438
Hexcel Corp.	21,672	1,531,777
Honeywell International, Inc.	132,245	25,672,722
Howmet Aerospace, Inc.	76,944	3,934,916
Hubbell, Inc., Class B	9,028	2,816,736
Huntington Ingalls Industries, Inc.	14,631	3,360,302
IDEX Corp.	8,638	1,950,547
Illinois Tool Works, Inc.	52,120	13,724,238
Ingersoll Rand, Inc.	26,913	1,756,611
ITT, Inc.	18,105	1,803,258
Johnson Controls International plc	160,982	11,196,298
L3Harris Technologies, Inc.	44,231	8,381,332
Lennox International, Inc.	5,926	2,177,449
Lincoln Electric Holdings, Inc.	10,033	2,013,723
Lockheed Martin Corp.	47,458	21,183,827
Masco Corp.	65,857	3,996,203
MasTec, Inc. *	19,405	2,284,939
MDU Resources Group, Inc.	70,949	1,569,392
MSC Industrial Direct Co., Inc., Class A	17,868	1,803,239
Mueller Industries, Inc.	17,644	1,430,223
Nordson Corp.	6,324	1,591,182
Northrop Grumman Corp.	28,227	12,561,015
nVent Electric plc	36,117	1,909,867
Oshkosh Corp.	33,013	3,039,507
Otis Worldwide Corp.	41,287	3,755,466
Owens Corning	36,512	5,111,315
PACCAR, Inc.	133,477	11,496,374
Parker-Hannifin Corp.	21,035	8,624,560
Pentair plc	43,412	3,017,134
Quanta Services, Inc.	24,637	4,967,312
Regal Rexnord Corp.	13,481	2,105,463
Resideo Technologies, Inc. *	69,890	1,308,341
Rockwell Automation, Inc.	16,544	5,563,582
RTX Corp.	204,993	18,025,034
Sensata Technologies Holding plc	40,361	1,705,252
Snap-on, Inc.	13,853	3,774,111

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Spirit AeroSystems Holdings, Inc., Class A *	66,788	2,125,194
Stanley Black & Decker, Inc.	70,662	7,014,617
Textron, Inc.	66,675	5,185,315
The Boeing Co. *	119,749	28,602,049
The Middleby Corp. *	9,192	1,395,805
The Timken Co.	18,408	1,709,367
The Toro Co.	15,014	1,526,173
Trane Technologies plc	32,221	6,426,156
TransDigm Group, Inc.	7,029	6,324,132
Triton International Ltd.	18,057	1,522,386
UFP Industries, Inc.	23,363	2,400,782
United Rentals, Inc.	18,179	8,447,418
Univar Solutions, Inc. *	60,979	2,203,781
W.W. Grainger, Inc.	7,610	5,619,909
Watsco, Inc.	6,658	2,517,989
WESCO International, Inc.	14,299	2,510,475
Westinghouse Air Brake Technologies Corp.	29,780	3,527,143
Xylem, Inc.	25,659	2,893,052
		515,767,357

Commercial & Professional Services 1.1%
ABM Industries, Inc.	34,518	1,597,493
ASGN, Inc. *	15,471	1,180,747
Automatic Data Processing, Inc.	41,701	10,310,989
Booz Allen Hamilton Holding Corp., Class A	23,659	2,864,632
Broadridge Financial Solutions, Inc.	15,952	2,678,660
CACI International, Inc., Class A *	6,012	2,106,845
Cintas Corp.	9,791	4,915,474
Concentrix Corp.	9,783	814,337
Copart, Inc. *	23,238	2,054,007
Equifax, Inc.	10,162	2,073,861
Genpact Ltd.	38,911	1,404,298
Jacobs Solutions, Inc.	32,959	4,133,388
KBR, Inc.	25,096	1,543,153
Leidos Holdings, Inc.	44,912	4,200,619
ManpowerGroup, Inc.	56,400	4,448,832
Maximus, Inc.	21,894	1,833,841
Paychex, Inc.	35,372	4,438,125
Republic Services, Inc., Class A	31,067	4,694,534
Robert Half, Inc.	38,631	2,864,489
Science Applications International Corp.	17,405	2,111,923
SS&C Technologies Holdings, Inc.	36,694	2,137,425
TransUnion	22,116	1,762,424
Verisk Analytics, Inc., Class A	13,941	3,191,653
Waste Management, Inc.	63,369	10,379,208
		79,740,957

Consumer Discretionary Distribution & Retail 4.2%
Academy Sports & Outdoors, Inc.	21,719	1,298,579
Advance Auto Parts, Inc.	23,403	1,740,949
Amazon.com, Inc. *	673,577	90,043,773
Asbury Automotive Group, Inc. *	7,490	1,689,744
AutoNation, Inc. *	24,614	3,962,362
AutoZone, Inc. *	1,413	3,506,670
Bath & Body Works, Inc.	71,345	2,644,046
Best Buy Co., Inc.	158,070	13,127,713
Big Lots, Inc. (a)	131,658	1,349,494
Burlington Stores, Inc. *	8,633	1,533,393
CarMax, Inc. *	64,085	5,294,062
Dick's Sporting Goods, Inc.	19,449	2,742,309
eBay, Inc.	248,262	11,050,142
Foot Locker, Inc.	72,347	1,943,964
Genuine Parts Co.	27,516	4,284,791
Group 1 Automotive, Inc.	11,124	2,875,888
SECURITY	NUMBER OF SHARES	VALUE ($)
Kohl's Corp.	267,728	7,616,862
Lithia Motors, Inc., Class A	12,475	3,873,862
LKQ Corp.	74,121	4,061,090
Lowe’s Cos., Inc.	121,332	28,424,448
Macy's, Inc.	261,299	4,334,950
Murphy USA, Inc.	8,909	2,735,330
Nordstrom, Inc.	91,748	2,120,296
O'Reilly Automotive, Inc. *	8,314	7,697,018
Penske Automotive Group, Inc.	12,097	1,952,698
Pool Corp.	4,131	1,589,361
Qurate Retail, Inc., Series A *	2,212,644	2,256,897
Ross Stores, Inc.	51,465	5,899,948
The Gap, Inc.	209,718	2,160,095
The Home Depot, Inc.	167,722	55,992,312
The ODP Corp. *	46,783	2,333,536
The TJX Cos., Inc.	190,007	16,441,306
Tractor Supply Co.	16,540	3,704,795
Ulta Beauty, Inc. *	5,429	2,414,819
Williams-Sonoma, Inc.	18,931	2,624,594
		307,322,096

Consumer Durables & Apparel 1.7%
Brunswick Corp.	26,608	2,296,537
Capri Holdings Ltd. *	44,641	1,647,699
Carter's, Inc.	21,285	1,596,588
D.R. Horton, Inc.	101,048	12,835,117
Deckers Outdoor Corp. *	4,044	2,198,682
Garmin Ltd.	14,644	1,550,653
Hanesbrands, Inc.	361,953	1,907,492
Hasbro, Inc.	36,933	2,384,395
KB Home	42,715	2,305,329
Leggett & Platt, Inc.	56,577	1,655,443
Lennar Corp., Class A	99,654	12,639,117
Lululemon Athletica, Inc. *	7,729	2,925,658
M.D.C. Holdings, Inc.	33,880	1,737,366
Meritage Homes Corp.	18,328	2,729,956
Mohawk Industries, Inc. *	38,464	4,090,262
Newell Brands, Inc.	201,337	2,246,921
NIKE, Inc., Class B	157,261	17,360,042
NVR, Inc. *	832	5,246,958
Polaris, Inc.	18,426	2,502,988
PulteGroup, Inc.	119,439	10,079,457
PVH Corp.	45,617	4,089,108
Ralph Lauren Corp., Class A	16,692	2,192,160
Skechers U.S.A., Inc., Class A *	35,150	1,953,637
Tapestry, Inc.	69,793	3,011,568
Taylor Morrison Home Corp., Class A *	57,096	2,764,588
Tempur Sealy International, Inc.	37,648	1,680,230
Toll Brothers, Inc.	50,353	4,044,857
Tri Pointe Homes, Inc. *	79,476	2,533,695
VF Corp.	175,045	3,467,641
Whirlpool Corp.	43,087	6,215,731
		123,889,875

Consumer Services 2.0%
Aramark	72,040	2,908,255
Booking Holdings, Inc. *	6,475	19,235,930
Carnival Corp. *	609,723	11,487,181
Chipotle Mexican Grill, Inc., Class A *	1,322	2,594,134
Darden Restaurants, Inc.	22,242	3,757,119
Domino’s Pizza, Inc.	7,562	3,000,148
Expedia Group, Inc. *	21,462	2,629,739
H&R Block, Inc.	38,278	1,286,524
Hilton Worldwide Holdings, Inc.	27,328	4,249,231
Las Vegas Sands Corp. *	92,084	5,507,544
Marriott International, Inc., Class A	30,729	6,201,419
McDonald’s Corp.	101,236	29,682,395

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MGM Resorts International	113,072	5,740,665
Penn Entertainment, Inc. *	42,000	1,104,180
Royal Caribbean Cruises Ltd. *	54,752	5,973,991
Service Corp. International	24,299	1,619,528
Starbucks Corp.	220,033	22,348,752
Travel & Leisure Co.	36,443	1,484,323
Vail Resorts, Inc.	6,047	1,424,008
Wynn Resorts Ltd.	19,611	2,137,207
Yum! Brands, Inc.	54,010	7,435,557
		141,807,830

Consumer Staples Distribution & Retail 3.3%
BJ's Wholesale Club Holdings, Inc. *	14,935	990,340
Casey's General Stores, Inc.	13,072	3,302,772
Costco Wholesale Corp.	73,027	40,944,048
Dollar General Corp.	48,054	8,114,398
Dollar Tree, Inc. *	41,569	6,415,344
Performance Food Group Co. *	55,979	3,345,305
SpartanNash Co.	54,836	1,230,520
Sprouts Farmers Market, Inc. *	49,700	1,950,725
Sysco Corp.	115,182	8,789,538
Target Corp.	178,627	24,377,227
The Kroger Co.	459,391	22,344,778
U.S. Foods Holding Corp. *	127,500	5,448,075
United Natural Foods, Inc. *	47,438	986,710
Walgreens Boots Alliance, Inc.	824,564	24,712,183
Walmart, Inc.	555,929	88,870,810
		241,822,773

Energy 6.8%
Antero Resources Corp. *	47,856	1,280,148
APA Corp.	72,798	2,947,591
Baker Hughes Co., Class A	369,900	13,238,721
Cheniere Energy, Inc.	18,967	3,069,999
Chevron Corp.	542,293	88,751,672
CNX Resources Corp. *	73,951	1,508,600
ConocoPhillips	263,038	30,964,833
Delek US Holdings, Inc.	47,571	1,312,484
Devon Energy Corp.	81,087	4,378,698
Diamondback Energy, Inc.	12,366	1,821,759
EOG Resources, Inc.	107,739	14,278,650
Equitrans Midstream Corp.	182,871	1,896,372
Exxon Mobil Corp.	1,230,748	131,985,416
Halliburton Co.	164,715	6,437,062
Helmerich & Payne, Inc.	40,181	1,798,903
Hess Corp.	19,860	3,013,358
HF Sinclair Corp.	85,034	4,429,421
Kinder Morgan, Inc.	712,436	12,617,242
Marathon Oil Corp.	189,407	4,975,722
Marathon Petroleum Corp.	211,294	28,106,328
Murphy Oil Corp.	45,178	1,954,852
NOV, Inc.	121,693	2,443,595
Occidental Petroleum Corp.	152,773	9,644,559
ONEOK, Inc.	112,030	7,510,491
Ovintiv, Inc.	63,740	2,937,777
PBF Energy, Inc., Class A	59,831	2,838,383
Peabody Energy Corp.	56,774	1,274,009
Phillips 66	277,225	30,924,449
Pioneer Natural Resources Co.	26,524	5,985,671
Schlumberger Ltd.	284,131	16,576,203
Southwestern Energy Co. *	160,738	1,041,582
Targa Resources Corp.	41,671	3,416,605
TechnipFMC plc *	137,970	2,530,370
The Williams Cos., Inc.	272,034	9,371,571
SECURITY	NUMBER OF SHARES	VALUE ($)
Valero Energy Corp.	230,411	29,702,282
World Kinect Corp.	234,022	5,274,856
		492,240,234

Equity Real Estate Investment Trusts (REITs) 1.7%
Alexandria Real Estate Equities, Inc.	15,058	1,892,489
American Tower Corp.	39,346	7,487,937
AvalonBay Communities, Inc.	19,547	3,687,542
Boston Properties, Inc.	49,887	3,323,971
Brixmor Property Group, Inc.	74,217	1,687,695
Camden Property Trust	12,634	1,378,243
Crown Castle, Inc.	53,666	5,811,491
Digital Realty Trust, Inc.	41,617	5,186,311
Equinix, Inc.	8,039	6,510,947
Equity Residential	59,222	3,905,099
Essex Property Trust, Inc.	9,337	2,274,026
Extra Space Storage, Inc.	17,229	2,404,651
Gaming & Leisure Properties, Inc.	29,156	1,383,744
Healthpeak Properties, Inc.	98,591	2,152,241
Host Hotels & Resorts, Inc.	214,600	3,948,640
Invitation Homes, Inc.	57,082	2,026,411
Iron Mountain, Inc.	63,085	3,873,419
Kimco Realty Corp.	81,725	1,655,748
Lamar Advertising Co., Class A	15,700	1,549,590
Medical Properties Trust, Inc.	123,259	1,243,683
Mid-America Apartment Communities, Inc.	14,371	2,150,764
Omega Healthcare Investors, Inc.	45,995	1,467,240
Park Hotels & Resorts, Inc.	150,804	2,055,458
Prologis, Inc.	48,905	6,100,899
Public Storage	12,033	3,390,298
Realty Income Corp.	34,237	2,087,430
Regency Centers Corp.	25,818	1,691,854
SBA Communications Corp., Class A	4,926	1,078,548
Service Properties Trust	211,175	1,792,876
Simon Property Group, Inc.	63,791	7,948,359
SL Green Realty Corp. (a)	49,470	1,865,514
Sun Communities, Inc.	10,959	1,427,958
UDR, Inc.	37,751	1,543,261
Ventas, Inc.	114,798	5,569,999
VICI Properties, Inc., Class A	41,211	1,297,322
Vornado Realty Trust	108,818	2,446,229
Welltower, Inc.	84,895	6,974,124
Weyerhaeuser Co.	215,257	7,331,653
WP Carey, Inc.	20,525	1,386,053
		122,989,717

Financial Services 7.8%
Affiliated Managers Group, Inc.	14,793	2,050,901
AGNC Investment Corp.	156,822	1,598,016
Ally Financial, Inc.	271,678	8,297,046
American Express Co.	139,812	23,611,451
Ameriprise Financial, Inc.	26,108	9,097,333
Annaly Capital Management, Inc.	94,174	1,891,956
Apollo Global Management, Inc.	19,090	1,559,844
Berkshire Hathaway, Inc., Class A *	87	46,579,800
Berkshire Hathaway, Inc., Class B *	327,963	115,429,857
BlackRock, Inc.	22,655	16,738,647
Blackstone, Inc.	61,040	6,396,382
Bread Financial Holdings, Inc.	84,261	3,502,730
Capital One Financial Corp.	241,381	28,246,405
Cboe Global Markets, Inc.	11,798	1,647,945
Chimera Investment Corp.	204,568	1,284,687
CME Group, Inc.	33,091	6,583,785
Coinbase Global, Inc., Class A *	10,588	1,044,083
Discover Financial Services	127,442	13,451,503
Equitable Holdings, Inc.	87,321	2,505,239

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Evercore, Inc., Class A	16,131	2,178,653
Fidelity National Information Services, Inc.	126,921	7,663,490
Fiserv, Inc. *	50,752	6,405,410
FleetCor Technologies, Inc. *	14,810	3,686,357
Franklin Resources, Inc.	163,284	4,774,424
Global Payments, Inc.	44,874	4,947,358
Intercontinental Exchange, Inc.	64,148	7,364,190
Invesco Ltd.	175,646	2,950,853
Jack Henry & Associates, Inc.	9,355	1,567,617
Janus Henderson Group plc	67,068	1,968,446
Jefferies Financial Group, Inc.	76,044	2,797,659
KKR & Co., Inc.	83,508	4,958,705
Lazard Ltd., Class A	40,918	1,436,222
LPL Financial Holdings, Inc.	9,993	2,291,994
Mastercard, Inc., Class A	51,989	20,498,223
MGIC Investment Corp.	98,996	1,657,193
Moody's Corp.	13,797	4,866,892
Morgan Stanley	240,984	22,064,495
MSCI, Inc., Class A	3,863	2,117,233
Nasdaq, Inc.	33,012	1,666,776
Navient Corp.	144,288	2,747,243
Northern Trust Corp.	54,855	4,394,983
OneMain Holdings, Inc.	85,009	3,866,209
PayPal Holdings, Inc. *	149,800	11,357,836
Radian Group, Inc.	58,221	1,567,892
Raymond James Financial, Inc.	26,363	2,901,775
Rithm Capital Corp.	203,688	2,053,175
S&P Global, Inc.	27,069	10,678,991
SEI Investments Co.	28,538	1,797,609
SLM Corp.	126,785	2,051,381
Starwood Property Trust, Inc.	79,240	1,643,438
State Street Corp.	90,893	6,584,289
Synchrony Financial	488,273	16,864,949
T. Rowe Price Group, Inc.	74,930	9,235,872
The Bank of New York Mellon Corp.	329,557	14,948,705
The Carlyle Group, Inc.	38,244	1,363,399
The Charles Schwab Corp. (b)	101,042	6,678,876
The Goldman Sachs Group, Inc.	94,103	33,488,435
The Western Union Co.	225,158	2,742,424
Visa, Inc., Class A	111,913	26,605,077
Voya Financial, Inc.	27,537	2,044,898
		564,997,256

Food, Beverage & Tobacco 3.6%
Altria Group, Inc.	581,835	26,426,946
Archer-Daniels-Midland Co.	229,817	19,525,252
Bunge Ltd.	78,007	8,477,021
Campbell Soup Co.	47,638	2,182,773
Coca-Cola Europacific Partners plc	61,276	3,884,286
Conagra Brands, Inc.	134,494	4,412,748
Constellation Brands, Inc., Class A	24,077	6,568,206
Darling Ingredients, Inc. *	26,415	1,829,239
Flowers Foods, Inc.	54,111	1,337,083
General Mills, Inc.	120,030	8,971,042
Hormel Foods Corp.	67,095	2,742,844
Ingredion, Inc.	31,485	3,503,021
Kellogg Co.	61,264	4,097,949
Keurig Dr Pepper, Inc.	139,711	4,751,571
Lamb Weston Holdings, Inc.	15,119	1,566,782
McCormick & Co., Inc. - Non Voting Shares	31,260	2,797,145
Molson Coors Beverage Co., Class B	80,750	5,633,927
Mondelez International, Inc., Class A	263,062	19,500,786
Monster Beverage Corp. *	72,951	4,193,953
PepsiCo, Inc.	202,381	37,938,342
Philip Morris International, Inc.	322,934	32,202,978
Post Holdings, Inc. *	20,004	1,706,341
SECURITY	NUMBER OF SHARES	VALUE ($)
The Coca-Cola Co.	490,590	30,382,239
The Hershey Co.	13,776	3,186,527
The JM Smucker Co.	34,845	5,249,399
The Kraft Heinz Co.	226,553	8,196,687
Tyson Foods, Inc., Class A	212,076	11,816,875
		263,081,962

Health Care Equipment & Services 5.7%
Abbott Laboratories	201,566	22,440,343
Align Technology, Inc. *	6,822	2,577,966
AmerisourceBergen Corp.	14,816	2,769,110
Baxter International, Inc.	153,065	6,923,130
Becton, Dickinson & Co.	35,684	9,942,276
Boston Scientific Corp. *	107,539	5,575,897
Cardinal Health, Inc.	103,081	9,428,819
Centene Corp. *	216,001	14,707,508
Chemed Corp.	2,522	1,314,189
Cigna Corp.	101,148	29,848,775
CVS Health Corp.	659,926	49,289,873
DaVita, Inc. *	50,001	5,099,602
Dentsply Sirona, Inc.	64,265	2,668,283
Edwards Lifesciences Corp. *	32,351	2,655,047
Elevance Health, Inc.	70,842	33,411,212
Encompass Health Corp.	26,866	1,773,962
HCA Healthcare, Inc.	54,561	14,884,786
Henry Schein, Inc. *	44,896	3,537,356
Hologic, Inc. *	35,928	2,853,402
Humana, Inc.	41,909	19,145,288
IDEXX Laboratories, Inc. *	3,956	2,194,512
Intuitive Surgical, Inc. *	16,104	5,224,138
Laboratory Corp. of America Holdings	26,521	5,673,637
McKesson Corp.	24,500	9,858,800
Medtronic plc	325,552	28,570,443
Molina Healthcare, Inc. *	11,662	3,550,962
Owens & Minor, Inc. *	52,833	1,016,507
Patterson Cos., Inc.	45,713	1,503,501
Quest Diagnostics, Inc.	36,674	4,958,691
ResMed, Inc.	9,211	2,048,066
STERIS plc	10,154	2,290,235
Stryker Corp.	33,997	9,635,090
Teleflex, Inc.	6,353	1,595,683
Tenet Healthcare Corp. *	51,795	3,870,640
The Cooper Cos., Inc.	5,080	1,987,601
UnitedHealth Group, Inc.	157,916	79,963,925
Universal Health Services, Inc., Class B	41,226	5,728,765
Zimmer Biomet Holdings, Inc.	35,439	4,895,898
		415,413,918

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	37,253	3,563,994
Colgate-Palmolive Co.	135,219	10,311,801
Kimberly-Clark Corp.	66,678	8,608,130
The Clorox Co.	21,168	3,206,529
The Estee Lauder Cos., Inc., Class A	20,851	3,753,180
The Procter & Gamble Co.	403,485	63,064,705
		92,508,339

Insurance 3.3%
Aflac, Inc.	190,782	13,801,170
American Financial Group, Inc.	19,958	2,427,092
American International Group, Inc.	362,138	21,829,679
Aon plc, Class A	29,154	9,285,549
Arch Capital Group Ltd. *	50,878	3,952,712
Arthur J. Gallagher & Co.	16,049	3,447,325
Assurant, Inc.	13,144	1,767,999
Assured Guaranty Ltd.	30,891	1,846,664

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Brown & Brown, Inc.	23,351	1,645,078
Chubb Ltd.	84,695	17,312,505
Cincinnati Financial Corp.	38,240	4,113,859
CNO Financial Group, Inc.	113,157	2,910,398
Everest Re Group Ltd.	8,003	2,885,162
Fidelity National Financial, Inc.	93,978	3,681,118
First American Financial Corp.	50,777	3,218,246
Genworth Financial, Inc., Class A *	416,168	2,438,745
Globe Life, Inc.	24,616	2,761,177
Kemper Corp.	27,685	1,411,104
Lincoln National Corp.	135,991	3,813,188
Loews Corp.	63,423	3,973,451
Markel Group, Inc. *	2,365	3,428,564
Marsh & McLennan Cos., Inc.	54,437	10,257,020
MetLife, Inc.	262,742	16,544,864
Old Republic International Corp.	116,618	3,215,158
Primerica, Inc.	9,911	2,108,070
Principal Financial Group, Inc.	68,431	5,465,584
Prudential Financial, Inc.	171,670	16,564,438
Reinsurance Group of America, Inc.	20,618	2,893,736
RenaissanceRe Holdings Ltd.	7,643	1,427,407
The Allstate Corp.	131,842	14,855,957
The Hanover Insurance Group, Inc.	12,699	1,441,083
The Hartford Financial Services Group, Inc.	115,407	8,295,455
The Progressive Corp.	99,720	12,562,726
The Travelers Cos., Inc.	109,304	18,866,963
Unum Group	90,222	4,385,691
W.R. Berkley Corp.	35,706	2,202,703
Willis Towers Watson plc	18,534	3,916,790
		236,954,430

Materials 3.5%
Air Products & Chemicals, Inc.	29,411	8,980,061
Albemarle Corp.	9,213	1,955,736
Alcoa Corp.	75,214	2,721,995
AptarGroup, Inc.	13,366	1,623,434
Arconic Corp. *	67,472	2,016,738
Avery Dennison Corp.	15,432	2,839,642
Axalta Coating Systems Ltd. *	54,336	1,738,752
Ball Corp.	67,613	3,968,207
Berry Global Group, Inc.	44,312	2,905,538
Celanese Corp., Class A	45,980	5,765,432
CF Industries Holdings, Inc.	40,274	3,305,690
Cleveland-Cliffs, Inc. *	91,159	1,608,956
Commercial Metals Co.	38,585	2,207,834
Corteva, Inc.	90,910	5,130,051
Crown Holdings, Inc.	29,896	2,773,153
Dow, Inc.	243,328	13,740,732
DuPont de Nemours, Inc.	195,673	15,190,095
Eagle Materials, Inc.	8,401	1,548,892
Eastman Chemical Co.	63,512	5,435,357
Ecolab, Inc.	39,651	7,261,684
FMC Corp.	17,407	1,675,076
Freeport-McMoRan, Inc.	232,630	10,386,930
Graphic Packaging Holding Co.	88,254	2,135,747
Huntsman Corp.	100,612	2,995,219
International Flavors & Fragrances, Inc.	32,285	2,731,634
International Paper Co.	234,682	8,462,633
Knife River Corp. *	17,743	771,288
Linde plc	66,010	25,788,127
Louisiana-Pacific Corp.	27,874	2,122,048
LyondellBasell Industries N.V., Class A	131,975	13,047,048
Martin Marietta Materials, Inc.	8,424	3,760,979
Newmont Corp.	191,118	8,202,785
Nucor Corp.	86,798	14,937,068
O-I Glass, Inc. *	95,114	2,183,817
Olin Corp.	35,711	2,059,810
SECURITY	NUMBER OF SHARES	VALUE ($)
Packaging Corp. of America	28,451	4,362,961
PPG Industries, Inc.	59,150	8,511,685
Reliance Steel & Aluminum Co.	24,847	7,276,692
RPM International, Inc.	24,813	2,563,431
Sealed Air Corp.	46,348	2,114,396
Sonoco Products Co.	35,842	2,101,775
Steel Dynamics, Inc.	56,474	6,018,999
The Chemours Co.	66,433	2,456,692
The Mosaic Co.	90,804	3,701,171
The Sherwin-Williams Co.	22,472	6,213,508
United States Steel Corp.	164,055	4,183,403
Vulcan Materials Co.	17,009	3,750,485
Warrior Met Coal, Inc.	38,253	1,692,695
Westrock Co.	206,456	6,872,920
		255,799,001

Media & Entertainment 7.1%
Activision Blizzard, Inc. *	84,688	7,855,659
Alphabet, Inc., Class A *	660,645	87,680,804
Alphabet, Inc., Class C *	599,421	79,788,929
Charter Communications, Inc., Class A *	65,554	26,561,825
Comcast Corp., Class A	1,648,042	74,590,381
DISH Network Corp., Class A *	251,528	1,994,617
Electronic Arts, Inc.	46,372	6,322,822
Fox Corp., Class A	109,590	3,665,786
Fox Corp., Class B	52,134	1,637,529
Liberty Media Corp. - Liberty SiriusXM, Class A *	51,421	1,630,046
Liberty Media Corp. - Liberty SiriusXM, Class C *	97,317	3,097,600
Meta Platforms, Inc., Class A *	475,089	151,363,355
Netflix, Inc. *	19,582	8,595,911
News Corp., Class A	114,276	2,264,950
News Corp., Class B	34,880	701,437
Nexstar Media Group, Inc., Class A	11,220	2,094,998
Omnicom Group, Inc.	64,570	5,463,913
Paramount Global, Class B	470,898	7,548,495
Take-Two Interactive Software, Inc. *	16,772	2,565,110
TEGNA, Inc.	78,096	1,319,822
The Interpublic Group of Cos., Inc.	90,442	3,095,830
The Walt Disney Co. *	352,240	31,310,614
Warner Bros Discovery, Inc. *	435,852	5,696,586
		516,847,019

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
AbbVie, Inc.	222,409	33,267,938
Agilent Technologies, Inc.	29,679	3,614,012
Amgen, Inc.	132,498	31,024,407
Avantor, Inc. *	52,039	1,070,442
Biogen, Inc. *	41,182	11,126,965
Bristol-Myers Squibb Co.	348,775	21,690,317
Catalent, Inc. *	22,160	1,075,203
Danaher Corp.	42,371	10,807,147
Eli Lilly & Co.	35,422	16,101,070
Fortrea Holdings, Inc. *	26,524	847,707
Gilead Sciences, Inc.	383,166	29,174,259
ICON plc, ADR *	6,785	1,705,817
Illumina, Inc. *	12,584	2,418,016
IQVIA Holdings, Inc. *	28,908	6,468,454
Jazz Pharmaceuticals plc *	12,316	1,606,253
Johnson & Johnson	466,684	78,183,571
Merck & Co., Inc.	393,271	41,942,352
Mettler-Toledo International, Inc. *	1,743	2,191,770
Moderna, Inc. *	10,218	1,202,250
Organon & Co.	108,078	2,375,554
Perrigo Co., plc	67,381	2,468,840
Pfizer, Inc.	1,387,743	50,042,013

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Regeneron Pharmaceuticals, Inc. *	10,852	8,051,207
Revvity, Inc.	13,353	1,641,751
Syneos Health, Inc. *	33,065	1,402,287
Thermo Fisher Scientific, Inc.	32,361	17,755,186
United Therapeutics Corp. *	6,311	1,531,806
Vertex Pharmaceuticals, Inc. *	11,125	3,919,783
Viatris, Inc.	606,849	6,390,120
Waters Corp. *	8,685	2,398,884
West Pharmaceutical Services, Inc.	4,552	1,675,318
Zoetis, Inc.	33,204	6,245,340
		401,416,039

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	234,743	1,967,146
CBRE Group, Inc., Class A *	79,528	6,625,478
DigitalBridge Group, Inc.	119,480	1,914,070
Jones Lang LaSalle, Inc. *	26,500	4,413,575
		14,920,269

Semiconductors & Semiconductor Equipment 4.8%
Advanced Micro Devices, Inc. *	68,391	7,823,930
Analog Devices, Inc.	40,092	7,999,557
Applied Materials, Inc.	144,539	21,910,667
Broadcom, Inc.	45,192	40,611,791
First Solar, Inc. *	8,838	1,833,001
Intel Corp.	2,960,516	105,897,657
KLA Corp.	12,564	6,457,268
Lam Research Corp.	19,652	14,119,765
Marvell Technology, Inc.	48,171	3,137,377
Microchip Technology, Inc.	50,840	4,775,910
Micron Technology, Inc.	389,534	27,808,832
MKS Instruments, Inc.	14,552	1,588,642
NVIDIA Corp.	55,340	25,859,829
NXP Semiconductors N.V.	40,715	9,078,631
ON Semiconductor Corp. *	35,857	3,863,592
Qorvo, Inc. *	34,894	3,839,038
QUALCOMM, Inc.	227,238	30,034,046
Skyworks Solutions, Inc.	44,921	5,137,615
Teradyne, Inc.	25,941	2,929,776
Texas Instruments, Inc.	133,368	24,006,240
		348,713,164

Software & Services 5.5%
Accenture plc, Class A	78,535	24,844,547
Adobe, Inc. *	33,386	18,234,431
Akamai Technologies, Inc. *	30,748	2,905,686
Amdocs Ltd.	34,976	3,275,153
ANSYS, Inc. *	5,401	1,847,682
Autodesk, Inc. *	8,333	1,766,513
Cadence Design Systems, Inc. *	11,300	2,644,313
Check Point Software Technologies Ltd. *	19,111	2,526,665
Cognizant Technology Solutions Corp., Class A	204,721	13,517,728
DXC Technology Co. *	145,860	4,033,029
Fortinet, Inc. *	23,411	1,819,503
Gartner, Inc. *	4,597	1,625,453
Gen Digital, Inc.	129,336	2,515,585
International Business Machines Corp.	293,794	42,359,219
Intuit, Inc.	15,844	8,107,375
Kyndryl Holdings, Inc. *	414,984	5,668,681
Microsoft Corp.	577,254	193,911,164
NCR Corp. *	70,484	1,894,610
Oracle Corp.	335,248	39,301,123
Palo Alto Networks, Inc. *	9,157	2,288,884
Roper Technologies, Inc.	8,705	4,292,000
SECURITY	NUMBER OF SHARES	VALUE ($)
Salesforce, Inc. *	43,222	9,725,382
Synopsys, Inc. *	5,846	2,641,223
VeriSign, Inc. *	6,779	1,430,030
VMware, Inc., Class A *	41,382	6,523,045
		399,699,024

Technology Hardware & Equipment 7.4%
Amphenol Corp., Class A	62,919	5,556,377
Apple Inc.	1,727,483	339,364,035
Arista Networks, Inc. *	10,308	1,598,668
Arrow Electronics, Inc. *	52,984	7,552,339
Avnet, Inc.	130,109	6,310,287
CDW Corp.	22,792	4,263,700
Ciena Corp. *	34,396	1,451,511
Cisco Systems, Inc.	1,277,184	66,464,655
Corning, Inc.	270,777	9,190,171
F5, Inc. *	13,862	2,193,523
Flex Ltd. *	199,616	5,461,494
Hewlett Packard Enterprise Co.	974,635	16,939,156
HP, Inc.	436,172	14,319,527
Insight Enterprises, Inc. *	12,898	1,892,008
Jabil, Inc.	54,110	5,988,354
Juniper Networks, Inc.	125,688	3,494,126
Keysight Technologies, Inc. *	11,273	1,815,855
Motorola Solutions, Inc.	13,870	3,975,558
NetApp, Inc.	67,529	5,267,937
Sanmina Corp. *	38,816	2,385,631
Seagate Technology Holdings plc	93,085	5,910,898
TD SYNNEX Corp.	11,999	1,184,421
TE Connectivity Ltd.	60,207	8,639,102
Teledyne Technologies, Inc. *	3,883	1,493,130
Trimble, Inc. *	31,156	1,676,193
Vishay Intertechnology, Inc.	57,650	1,622,848
Western Digital Corp. *	212,345	9,037,403
Xerox Holdings Corp.	168,780	2,697,104
Zebra Technologies Corp., Class A *	6,758	2,081,194
		539,827,205

Telecommunication Services 2.6%
AT&T, Inc.	5,725,281	83,131,080
Liberty Global plc, Class A *	139,122	2,583,496
Liberty Global plc, Class C *	229,603	4,536,955
Lumen Technologies, Inc.	2,941,338	5,264,995
Telephone & Data Systems, Inc.	178,402	1,430,784
T-Mobile US, Inc. *	87,000	11,985,990
Verizon Communications, Inc.	2,353,136	80,194,875
		189,128,175

Transportation 2.1%
Avis Budget Group, Inc. *	13,053	2,875,445
C.H. Robinson Worldwide, Inc.	47,517	4,760,253
CSX Corp.	516,024	17,193,920
Delta Air Lines, Inc.	60,581	2,802,477
Expeditors International of Washington, Inc.	40,334	5,134,518
FedEx Corp.	102,244	27,600,768
GXO Logistics, Inc. *	32,718	2,194,396
JB Hunt Transport Services, Inc.	17,958	3,662,355
Knight-Swift Transportation Holdings, Inc.	48,040	2,918,430
Landstar System, Inc.	10,365	2,110,210
Norfolk Southern Corp.	59,284	13,848,150
Old Dominion Freight Line, Inc.	9,876	4,142,883
Ryder System, Inc.	40,935	4,181,510
Southwest Airlines Co.	64,573	2,205,814
Uber Technologies, Inc. *	58,185	2,877,830

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Union Pacific Corp.	142,555	33,075,611
United Airlines Holdings, Inc. *	40,153	2,180,709
United Parcel Service, Inc., Class B	105,295	19,703,853
Werner Enterprises, Inc.	31,088	1,461,758
ZIM Integrated Shipping Services Ltd. (a)	58,926	892,140
		155,823,030

Utilities 3.2%
Alliant Energy Corp.	51,428	2,763,741
Ameren Corp.	55,708	4,772,504
American Electric Power Co., Inc.	125,054	10,597,076
American Water Works Co., Inc.	23,135	3,410,793
Atmos Energy Corp.	22,142	2,694,903
Black Hills Corp.	18,996	1,146,029
CenterPoint Energy, Inc.	153,504	4,618,935
CMS Energy Corp.	69,631	4,252,365
Consolidated Edison, Inc.	99,571	9,445,305
Constellation Energy Corp.	28,716	2,775,401
Dominion Energy, Inc.	221,369	11,854,310
DTE Energy Co.	50,449	5,766,321
Duke Energy Corp.	219,480	20,547,717
Edison International	105,624	7,600,703
Entergy Corp.	60,518	6,215,199
Evergy, Inc.	89,098	5,343,207
Eversource Energy	79,693	5,764,195
Exelon Corp.	338,305	14,161,447
FirstEnergy Corp.	187,205	7,374,005
National Fuel Gas Co.	21,161	1,123,861
NextEra Energy, Inc.	231,012	16,933,180
NiSource, Inc.	102,782	2,861,451
NRG Energy, Inc.	113,261	4,302,785
OGE Energy Corp.	54,917	1,985,249
PG&E Corp. *	139,471	2,456,084
Pinnacle West Capital Corp.	40,434	3,348,744
Portland General Electric Co.	28,778	1,371,847
PPL Corp.	292,641	8,056,407
Public Service Enterprise Group, Inc.	123,708	7,808,449
Sempra Energy	53,343	7,949,174
Southwest Gas Holdings, Inc.	22,616	1,491,299
The AES Corp.	220,907	4,778,218
The Southern Co.	263,658	19,073,020
UGI Corp.	94,117	2,540,218
Vistra Corp.	209,727	5,884,940
SECURITY	NUMBER OF SHARES	VALUE ($)
WEC Energy Group, Inc.	62,717	5,635,750
Xcel Energy, Inc.	121,511	7,622,385
		236,327,217
Total Common Stocks (Cost $4,195,988,369)		7,264,503,458

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19% (c)	9,157,445	9,157,445
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19% (c)(d)	3,811,800	3,811,800
		12,969,245
Total Short-Term Investments (Cost $12,969,245)		12,969,245
Total Investments in Securities (Cost $4,208,957,614)		7,277,472,703

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/15/23	75	17,304,375	167,161

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,710,650.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2023:
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Financial Services 0.1%
The Charles Schwab Corp.	$6,547,679	$1,226,241	($90,863)	($31,406)	($972,775)	$6,678,876	101,042	$61,938

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$7,264,503,458	$—	$—	$7,264,503,458
Short-Term Investments[1]	12,969,245	—	—	12,969,245
Futures Contracts[2]	167,161	—	—	167,161
Total	$7,277,639,864	$—	$—	$7,277,639,864

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental US Small Company Index Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.7%
American Axle & Manufacturing Holdings, Inc. *	309,723	2,926,882
Cooper-Standard Holdings, Inc. *	225,896	4,161,004
Dorman Products, Inc. *	18,120	1,534,583
Fox Factory Holding Corp. *	10,382	1,161,746
Gentherm, Inc. *	25,298	1,512,062
LCI Industries	26,552	3,618,241
Modine Manufacturing Co. *	63,638	2,390,243
Patrick Industries, Inc.	29,671	2,568,025
Standard Motor Products, Inc.	37,841	1,444,391
Stoneridge, Inc. *	42,501	868,720
Visteon Corp. *	31,594	4,868,320
Winnebago Industries, Inc.	37,536	2,582,477
		29,636,694

Banks 7.3%
1st Source Corp.	11,924	559,236
Ameris Bancorp	30,418	1,327,746
Associated Banc-Corp.	143,383	2,717,108
Axos Financial, Inc. *	28,837	1,355,339
BancFirst Corp.	3,511	350,749
Bank of Hawaii Corp. (a)	32,842	1,876,264
Bank OZK	71,443	3,124,202
BankUnited, Inc.	114,603	3,419,754
Banner Corp.	25,937	1,234,861
BOK Financial Corp.	17,937	1,597,828
Brookline Bancorp, Inc.	61,390	655,645
Cadence Bank	96,365	2,413,943
Capitol Federal Financial, Inc.	144,562	958,446
Cathay General Bancorp	52,057	1,980,248
Central Pacific Financial Corp.	32,821	598,655
City Holding Co.	7,113	703,547
Columbia Banking System, Inc.	133,791	2,990,229
Commerce Bancshares, Inc.	46,364	2,465,638
Community Bank System, Inc.	25,313	1,362,599
ConnectOne Bancorp, Inc.	15,079	308,667
Cullen/Frost Bankers, Inc.	24,582	2,669,114
Customers Bancorp, Inc. *	24,407	1,024,606
CVB Financial Corp.	71,292	1,345,280
Eagle Bancorp, Inc.	30,502	844,905
Eastern Bankshares, Inc.	46,194	652,259
Enterprise Financial Services Corp.	14,105	578,305
F.N.B. Corp.	251,058	3,211,032
First BanCorp	96,070	1,426,640
First Bancorp/Southern Pines NC	15,049	497,821
First Busey Corp.	38,127	825,831
First Citizens BancShares, Inc., Class A	3,247	4,647,431
First Commonwealth Financial Corp.	62,299	899,598
First Financial Bancorp	67,507	1,558,737
First Financial Bankshares, Inc.	32,686	1,065,237
First Hawaiian, Inc.	126,135	2,609,733
SECURITY	NUMBER OF SHARES	VALUE ($)
First Interstate BancSystem, Inc., Class A	45,210	1,298,883
First Merchants Corp.	32,149	1,032,626
Fulton Financial Corp.	122,538	1,752,293
Glacier Bancorp, Inc.	44,411	1,452,240
Hancock Whitney Corp.	57,984	2,551,876
Hanmi Financial Corp.	27,613	524,647
Heartland Financial USA, Inc.	24,411	838,274
Heritage Financial Corp.	23,846	447,351
Hilltop Holdings, Inc.	61,414	1,899,535
HomeStreet, Inc.	46,866	431,167
Hope Bancorp, Inc.	138,003	1,498,713
Independent Bank Corp.	16,089	969,362
Independent Bank Group, Inc.	19,031	853,921
International Bancshares Corp.	32,802	1,628,291
Kearny Financial Corp.	67,316	578,244
Lakeland Bancorp, Inc.	17,119	258,668
Lakeland Financial Corp.	9,401	521,191
NBT Bancorp, Inc.	25,798	959,686
Northwest Bancshares, Inc.	88,160	1,089,658
OceanFirst Financial Corp.	33,743	628,632
OFG Bancorp	33,134	1,109,658
Old National Bancorp	166,909	2,842,460
Pacific Premier Bancorp, Inc.	46,165	1,179,054
PacWest Bancorp	217,861	2,026,107
Park National Corp.	8,133	906,992
Pathward Financial, Inc.	17,284	898,077
Pinnacle Financial Partners, Inc.	32,249	2,447,699
Premier Financial Corp.	15,645	338,871
Prosperity Bancshares, Inc.	44,963	2,847,057
Provident Financial Services, Inc.	52,910	980,951
Renasant Corp.	36,713	1,135,900
S&T Bancorp, Inc.	27,102	855,881
Sandy Spring Bancorp, Inc.	32,235	788,790
Simmons First National Corp., Class A	94,737	1,912,740
Southside Bancshares, Inc.	21,011	697,775
SouthState Corp.	27,554	2,140,119
Texas Capital Bancshares, Inc. *	30,762	1,964,154
The Bank of N.T. Butterfield & Son Ltd.	41,672	1,338,921
Tompkins Financial Corp.	9,249	556,420
Towne Bank	40,204	1,016,357
TriCo Bancshares	13,893	519,320
Trustmark Corp.	54,243	1,424,421
UMB Financial Corp.	24,926	1,769,746
United Bankshares, Inc.	70,444	2,355,647
United Community Banks, Inc.	43,698	1,270,301
Valley National Bancorp	262,617	2,694,450
Veritex Holdings, Inc.	18,247	392,493
Washington Federal, Inc.	73,707	2,287,865
Washington Trust Bancorp, Inc.	15,069	483,112
Webster Financial Corp.	61,314	2,901,379
WesBanco, Inc.	44,255	1,239,583
Westamerica Bancorp	13,034	641,142
Western Alliance Bancorp	43,572	2,263,565

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Wintrust Financial Corp.	33,039	2,787,170
WSFS Financial Corp.	24,248	1,060,850
		129,147,518

Capital Goods 12.1%
AAON, Inc.	11,617	1,222,805
AAR Corp. *	41,286	2,468,903
Advanced Drainage Systems, Inc.	14,318	1,746,653
Alamo Group, Inc.	7,344	1,422,973
Albany International Corp., Class A	17,441	1,679,219
American Woodmark Corp. *	35,856	2,748,004
API Group Corp. *	93,331	2,684,200
Apogee Enterprises, Inc.	39,442	1,953,562
Applied Industrial Technologies, Inc.	23,828	3,454,822
Arcosa, Inc.	44,211	3,412,205
Argan, Inc.	19,114	727,097
Armstrong World Industries, Inc.	33,870	2,620,183
Astec Industries, Inc.	37,010	1,828,294
Atkore, Inc. *	16,414	2,604,409
AZZ, Inc.	36,771	1,630,058
Barnes Group, Inc.	65,600	2,578,080
Beacon Roofing Supply, Inc. *	52,108	4,464,092
BlueLinx Holdings, Inc. *	7,454	702,465
BWX Technologies, Inc.	53,660	3,702,540
Columbus McKinnon Corp.	26,651	1,128,403
Comfort Systems USA, Inc.	18,366	3,195,133
Construction Partners, Inc., Class A *	20,478	602,053
Core & Main, Inc., Class A *	32,630	1,031,434
Crane Co.	30,543	2,861,574
Crane NXT Co.	30,503	1,804,252
CSW Industrials, Inc.	4,843	874,404
Douglas Dynamics, Inc.	19,659	610,412
Ducommun, Inc. *	6,480	324,907
DXP Enterprises, Inc. *	28,239	1,072,517
Dycom Industries, Inc. *	33,392	3,325,175
Encore Wire Corp.	14,385	2,455,376
Enerpac Tool Group Corp., Class A	26,098	717,173
EnerSys	43,004	4,658,193
EnPro Industries, Inc.	13,786	1,913,221
Esab Corp.	30,120	2,069,244
ESCO Technologies, Inc.	12,890	1,296,089
Federal Signal Corp.	33,819	2,066,003
Franklin Electric Co., Inc.	22,862	2,259,223
FTAI Aviation Ltd.	28,852	929,323
Gates Industrial Corp. plc *	116,632	1,588,528
GATX Corp.	35,604	4,463,317
Generac Holdings, Inc. *	24,737	3,802,077
Gibraltar Industries, Inc. *	28,073	1,815,481
GMS, Inc. *	44,087	3,248,771
GrafTech International Ltd.	483,824	2,554,591
Granite Construction, Inc.	72,990	2,987,481
Great Lakes Dredge & Dock Corp. *	102,912	864,461
Griffon Corp.	37,313	1,556,698
H&E Equipment Services, Inc.	42,284	2,054,157
HEICO Corp.	7,748	1,363,493
HEICO Corp., Class A	13,623	1,911,988
Herc Holdings, Inc.	20,201	2,703,500
Hillenbrand, Inc.	49,287	2,559,967
Hillman Solutions Corp. *	54,054	531,891
JELD-WEN Holding, Inc. *	262,165	4,669,159
John Bean Technologies Corp.	17,130	2,117,439
Kadant, Inc.	4,703	1,048,064
Kaman Corp.	58,995	1,350,396
Kennametal, Inc.	106,600	3,249,168
Kratos Defense & Security Solutions, Inc. *	61,651	930,314
Lindsay Corp.	4,830	640,120
Masonite International Corp. *	31,374	3,280,152
SECURITY	NUMBER OF SHARES	VALUE ($)
McGrath RentCorp	14,983	1,444,062
Mercury Systems, Inc. *	20,810	790,364
Moog, Inc., Class A	30,784	3,245,865
MRC Global, Inc. *	167,412	1,890,081
Mueller Water Products, Inc., Class A	121,964	1,962,401
MYR Group, Inc. *	15,167	2,162,208
National Presto Industries, Inc.	9,177	718,651
NOW, Inc. *	225,785	2,571,691
Parsons Corp. *	23,294	1,151,189
PGT Innovations, Inc. *	39,132	1,119,567
Primoris Services Corp.	106,637	3,386,791
Proto Labs, Inc. *	30,376	1,006,964
Quanex Building Products Corp.	45,926	1,292,358
RBC Bearings, Inc. *	5,405	1,221,800
REV Group, Inc.	69,201	894,769
Rush Enterprises, Inc., Class A	64,805	4,191,587
Simpson Manufacturing Co., Inc.	24,485	3,868,630
SiteOne Landscape Supply, Inc. *	16,176	2,749,920
SPX Technologies, Inc. *	15,472	1,309,086
Standex International Corp.	9,119	1,354,810
Sterling Infrastructure, Inc. *	20,871	1,252,051
Tennant Co.	15,948	1,279,668
Terex Corp.	68,822	4,035,034
Textainer Group Holdings Ltd.	30,171	1,240,028
The AZEK Co., Inc., Class A *	37,309	1,164,041
The Gorman-Rupp Co.	27,419	869,182
The Greenbrier Cos., Inc.	92,497	4,272,436
The Manitowoc Co., Inc. *	100,478	1,820,661
The Shyft Group, Inc.	30,293	437,128
Titan Machinery, Inc. *	26,099	833,080
TPI Composites, Inc. *	52,887	314,149
Trex Co., Inc. *	36,340	2,512,548
Trinity Industries, Inc.	101,630	2,664,739
Tutor Perini Corp. *	333,491	2,817,999
Valmont Industries, Inc.	11,207	2,967,053
Veritiv Corp.	25,087	3,515,441
Vertiv Holdings Co., Class A	67,184	1,747,456
Wabash National Corp.	82,772	1,960,041
Watts Water Technologies, Inc., Class A	13,331	2,486,631
WillScot Mobile Mini Holdings Corp. *	30,682	1,471,202
Woodward, Inc.	34,062	4,100,384
Zurn Elkay Water Solutions Corp.	38,742	1,179,306
		213,408,938

Commercial & Professional Services 5.1%
ACCO Brands Corp.	303,707	1,849,576
Barrett Business Services, Inc.	6,344	575,591
BrightView Holdings, Inc. *	135,349	1,043,541
Casella Waste Systems, Inc., Class A *	8,925	720,158
CBIZ, Inc. *	23,244	1,229,375
Ceridian HCM Holding, Inc. *	9,529	674,748
Cimpress plc *	38,274	2,660,043
Clarivate plc *	118,130	1,123,416
Clean Harbors, Inc. *	27,187	4,520,111
Conduent, Inc. *	437,181	1,512,646
CoreCivic, Inc. *	348,383	3,379,315
CRA International, Inc.	2,540	254,229
CSG Systems International, Inc.	24,297	1,253,482
Deluxe Corp.	147,008	2,791,682
Dun & Bradstreet Holdings, Inc.	107,915	1,275,555
Ennis, Inc.	19,944	429,594
ExlService Holdings, Inc. *	9,068	1,278,135
Exponent, Inc.	10,439	935,126
FTI Consulting, Inc. *	21,110	3,697,628
Harsco Corp. *	213,737	2,015,540
Healthcare Services Group, Inc.	175,369	2,211,403
Heidrick & Struggles International, Inc.	20,377	555,681
HNI Corp.	83,962	2,442,455

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Huron Consulting Group, Inc. *	10,695	1,011,426
ICF International, Inc.	13,897	1,634,148
Insperity, Inc.	14,201	1,670,748
Interface, Inc., Class A	115,274	1,126,227
Kelly Services, Inc., Class A	205,943	3,772,876
Kforce, Inc.	24,583	1,559,545
Korn Ferry	48,337	2,546,393
Matthews International Corp., Class A	44,720	2,052,648
MillerKnoll, Inc.	118,865	2,326,188
MSA Safety, Inc.	13,021	2,161,486
NV5 Global, Inc. *	2,753	301,591
OPENLANE, Inc. *	168,956	2,652,609
Paycom Software, Inc.	4,409	1,625,863
Pitney Bowes, Inc.	647,510	2,551,189
Resources Connection, Inc.	52,406	837,448
Rollins, Inc.	49,166	2,007,448
SP Plus Corp. *	18,346	705,404
Steelcase, Inc., Class A	301,794	2,586,375
Stericycle, Inc. *	59,085	2,510,522
Tetra Tech, Inc.	21,664	3,665,765
The Brink's Co.	33,602	2,451,602
The GEO Group, Inc. *	391,135	2,921,778
TriNet Group, Inc. *	21,730	2,286,648
TrueBlue, Inc. *	105,995	1,584,625
TTEC Holdings, Inc.	15,650	538,986
UniFirst Corp.	14,739	2,392,140
Verra Mobility Corp., Class A *	40,148	842,706
		90,753,414

Consumer Discretionary Distribution & Retail 4.9%
1-800-Flowers.com, Inc., Class A *	66,134	574,043
Abercrombie & Fitch Co., Class A *	130,984	5,188,276
American Eagle Outfitters, Inc.	293,253	4,120,205
America's Car-Mart, Inc. *	7,862	936,521
Arko Corp.	80,998	675,523
Big 5 Sporting Goods Corp. (a)	78,222	748,585
Boot Barn Holdings, Inc. *	13,404	1,258,636
Caleres, Inc.	41,356	1,118,266
Camping World Holdings, Inc., Class A	25,615	820,448
Chico's FAS, Inc. *	202,453	1,234,963
Citi Trends, Inc. *	33,917	639,335
Conn's, Inc. *	107,903	530,883
ContextLogic, Inc., Class A *(a)	44,943	426,958
Designer Brands, Inc., Class A (a)	122,739	1,221,253
Dillard's, Inc., Class A	6,066	2,080,881
Etsy, Inc. *	20,924	2,126,925
Five Below, Inc. *	11,735	2,444,870
Floor & Decor Holdings, Inc., Class A *	21,441	2,462,499
Franchise Group, Inc.	9,785	291,202
GameStop Corp., Class A *(a)	137,406	3,050,413
Genesco, Inc. *	35,764	1,008,902
Groupon, Inc., Class A *(a)	100,812	796,415
Guess?, Inc.	66,518	1,396,213
Haverty Furniture Cos., Inc.	37,299	1,327,844
Hibbett, Inc.	26,529	1,230,946
Leslie's, Inc. *	24,337	155,027
LL Flooring Holdings, Inc. *	76,319	299,934
MarineMax, Inc. *	45,863	1,849,655
MercadoLibre, Inc. *	1,314	1,626,798
Monro, Inc.	31,672	1,160,779
National Vision Holdings, Inc. *	44,987	973,069
Ollie's Bargain Outlet Holdings, Inc. *	37,102	2,703,994
Overstock.com, Inc. *	64,577	2,355,123
Petco Health & Wellness Co., Inc., Class A *	50,758	414,185
PetMed Express, Inc.	33,375	488,944
RH *	6,648	2,580,554
Sally Beauty Holdings, Inc. *	230,514	2,759,253
SECURITY	NUMBER OF SHARES	VALUE ($)
Shoe Carnival, Inc.	32,586	867,113
Signet Jewelers Ltd.	51,109	4,113,763
Sleep Number Corp. *	74,563	2,064,649
Sonic Automotive, Inc., Class A	49,411	2,366,293
Sportsman's Warehouse Holdings, Inc. *	92,513	582,832
Stitch Fix, Inc., Class A *	223,636	1,142,780
The Aaron's Co., Inc.	124,787	1,974,130
The Buckle, Inc.	36,510	1,334,806
The Children's Place, Inc. *	29,418	924,902
The Container Store Group, Inc. *	90,877	332,610
Upbound Group, Inc.	82,839	2,868,715
Urban Outfitters, Inc. *	126,351	4,595,386
Valvoline, Inc.	73,550	2,792,693
Victoria's Secret & Co. *	87,448	1,791,809
Vroom, Inc. *(a)	641,891	1,482,768
Wayfair, Inc., Class A *	19,572	1,524,072
Zumiez, Inc. *	50,268	948,054
		86,785,695

Consumer Durables & Apparel 4.0%
Acushnet Holdings Corp.	24,122	1,438,395
Beazer Homes USA, Inc. *	74,342	2,500,121
Cavco Industries, Inc. *	5,998	1,773,309
Century Communities, Inc.	38,977	3,009,804
Columbia Sportswear Co.	37,685	2,962,418
Crocs, Inc. *	21,332	2,311,322
Ethan Allen Interiors, Inc.	39,317	1,237,306
Fossil Group, Inc. *	288,044	800,762
G-III Apparel Group Ltd. *	148,074	3,066,612
GoPro, Inc., Class A *	58,096	237,613
Helen of Troy Ltd. *	28,932	4,088,092
Installed Building Products, Inc.	11,616	1,719,400
iRobot Corp. *	41,111	1,644,440
Kontoor Brands, Inc.	35,166	1,489,632
La-Z-Boy, Inc.	80,405	2,522,305
LGI Homes, Inc. *	22,273	3,090,379
M/I Homes, Inc. *	50,507	5,050,700
Malibu Boats, Inc., Class A *	12,705	761,665
Mattel, Inc. *	160,441	3,417,393
Movado Group, Inc.	17,758	509,655
Oxford Industries, Inc.	11,294	1,218,058
Peloton Interactive, Inc., Class A *	42,284	410,578
Skyline Champion Corp. *	23,481	1,635,686
Smith & Wesson Brands, Inc.	115,171	1,466,127
Sonos, Inc. *	51,862	888,915
Steven Madden Ltd.	86,165	2,876,188
Sturm, Ruger & Co., Inc.	26,529	1,404,710
TopBuild Corp. *	17,796	4,874,858
Topgolf Callaway Brands Corp. *	49,834	995,185
Tupperware Brands Corp. *	635,879	2,715,203
Under Armour, Inc., Class A *	180,861	1,457,740
Under Armour, Inc., Class C *	184,617	1,369,858
Vista Outdoor, Inc. *	58,735	1,779,670
Wolverine World Wide, Inc.	164,103	2,079,185
YETI Holdings, Inc. *	27,117	1,155,184
		69,958,468

Consumer Services 5.3%
ADT, Inc.	303,713	1,937,689
Adtalem Global Education, Inc. *	63,468	2,744,356
Airbnb, Inc., Class A *	4,683	712,706
Arcos Dorados Holdings, Inc., Class A	113,364	1,281,013
BJ's Restaurants, Inc. *	30,771	1,158,836
Bloomin' Brands, Inc.	91,902	2,469,407
Boyd Gaming Corp.	40,057	2,736,694
Bright Horizons Family Solutions, Inc. *	27,306	2,649,501
Brinker International, Inc. *	49,913	1,960,583

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Caesars Entertainment, Inc. *	54,530	3,218,361
Carriage Services, Inc., Class A	9,140	295,862
Choice Hotels International, Inc.	8,041	1,051,361
Churchill Downs, Inc.	22,410	2,596,198
Cracker Barrel Old Country Store, Inc.	32,135	2,994,982
Dave & Buster's Entertainment, Inc. *	33,786	1,547,399
Denny's Corp. *	70,107	824,458
Dine Brands Global, Inc.	10,259	618,823
DoorDash, Inc., Class A *	11,846	1,075,498
Everi Holdings, Inc. *	40,785	605,249
Frontdoor, Inc. *	36,458	1,273,113
Graham Holdings Co., Class B	5,325	3,124,444
Grand Canyon Education, Inc. *	28,563	3,100,514
Hilton Grand Vacations, Inc. *	35,894	1,669,071
Hyatt Hotels Corp., Class A	30,469	3,849,758
International Game Technology plc	108,922	3,684,831
Jack in the Box, Inc.	33,807	3,360,754
Laureate Education, Inc.	184,389	2,363,867
Light & Wonder, Inc. *	56,954	4,003,866
Marriott Vacations Worldwide Corp.	26,016	3,343,316
Norwegian Cruise Line Holdings Ltd. *	216,718	4,782,966
Papa John's International, Inc.	10,307	852,389
Perdoceo Education Corp. *	82,508	1,101,482
Planet Fitness, Inc., Class A *	23,142	1,563,011
Red Rock Resorts, Inc., Class A	28,929	1,403,057
Sabre Corp. *	520,878	2,135,600
SeaWorld Entertainment, Inc. *	13,898	769,532
Six Flags Entertainment Corp. *	131,359	3,139,480
Strategic Education, Inc.	19,178	1,440,268
Stride, Inc. *	34,569	1,320,881
Texas Roadhouse, Inc., Class A	32,765	3,654,936
The Cheesecake Factory, Inc.	37,509	1,379,581
The Wendy's Co.	124,323	2,671,701
Wingstop, Inc.	3,664	617,677
WW International, Inc. *	188,068	2,190,992
Wyndham Hotels & Resorts, Inc.	38,529	3,002,180
		94,278,243

Consumer Staples Distribution & Retail 0.9%
Grocery Outlet Holding Corp. *	53,962	1,805,029
Ingles Markets, Inc., Class A	32,105	2,722,504
PriceSmart, Inc.	37,769	2,935,784
Rite Aid Corp. *(a)	744,053	1,205,366
The Andersons, Inc.	68,164	3,327,767
The Chefs' Warehouse, Inc. *	21,319	774,732
Weis Markets, Inc.	34,782	2,307,438
		15,078,620

Energy 4.6%
Antero Midstream Corp.	107,276	1,280,875
Arch Resources, Inc.	17,687	2,271,718
Archrock, Inc.	190,939	2,226,349
Berry Corp.	92,826	724,043
Cactus, Inc., Class A	14,650	743,927
California Resources Corp.	32,456	1,731,528
Callon Petroleum Co. *	9,255	347,618
ChampionX Corp.	51,097	1,819,053
Chord Energy Corp.	3,617	567,290
Civitas Resources, Inc.	7,228	541,088
Comstock Resources, Inc.	26,581	338,908
CONSOL Energy, Inc.	29,450	2,194,614
Core Laboratories, Inc.	48,326	1,255,993
CVR Energy, Inc.	45,853	1,684,639
Denbury, Inc. *	6,903	606,843
DHT Holdings, Inc.	160,208	1,578,049
Diamond Offshore Drilling, Inc. *	25,500	403,665
Dorian LPG Ltd.	32,103	954,743
SECURITY	NUMBER OF SHARES	VALUE ($)
Dril-Quip, Inc. *	35,965	931,134
DTE Midstream LLC *	37,982	2,032,797
EQT Corp.	81,310	3,429,656
Expro Group Holdings N.V. *	20,797	461,485
Geopark Ltd.	23,806	240,679
Golar LNG Ltd.	34,947	842,922
Green Plains, Inc. *	58,066	2,061,924
Helix Energy Solutions Group, Inc. *	195,835	1,880,016
International Seaways, Inc.	18,271	783,643
Kosmos Energy Ltd. *	263,586	1,871,461
Liberty Energy, Inc., Class A	96,459	1,588,680
Magnolia Oil & Gas Corp., Class A	20,939	463,799
Matador Resources Co.	33,285	1,851,644
Nabors Industries Ltd. *	19,024	2,330,250
NexTier Oilfield Solutions, Inc. *	126,176	1,504,018
Oceaneering International, Inc. *	117,129	2,629,546
Oil States International, Inc. *	129,557	1,041,638
Par Pacific Holdings, Inc. *	35,778	1,126,291
Patterson-UTI Energy, Inc.	216,109	3,423,167
PDC Energy, Inc.	37,772	2,866,517
Permian Resources Corp., Class A	83,895	980,732
ProPetro Holding Corp. *	180,533	1,884,764
Range Resources Corp.	50,637	1,591,521
REX American Resources Corp. *	11,069	409,774
RPC, Inc.	88,565	736,861
Scorpio Tankers, Inc.	24,180	1,137,427
Select Water Solutions, Inc.	43,175	363,102
SFL Corp., Ltd.	159,889	1,576,505
SM Energy Co.	88,639	3,216,709
Talos Energy, Inc. *	63,229	1,011,664
Teekay Tankers Ltd., Class A	26,459	1,153,877
Texas Pacific Land Corp.	639	962,526
Transocean Ltd. *	577,090	5,078,392
Tsakos Energy Navigation Ltd.	19,085	400,022
US Silica Holdings, Inc. *	66,964	871,202
Valaris Ltd. *	16,333	1,254,374
Vital Energy, Inc. *	11,107	586,227
Weatherford International plc *	46,813	3,890,160
		81,738,049

Equity Real Estate Investment Trusts (REITs) 8.1%
Acadia Realty Trust	72,952	1,146,076
Agree Realty Corp.	12,305	797,118
Alexander & Baldwin, Inc.	91,244	1,751,885
American Assets Trust, Inc.	40,731	916,448
American Homes 4 Rent, Class A	81,453	3,052,858
Americold Realty Trust, Inc.	104,800	3,397,616
Apartment Income REIT Corp.	85,418	2,950,338
Apple Hospitality REIT, Inc.	209,360	3,245,080
Ashford Hospitality Trust, Inc. *	157,996	631,984
Brandywine Realty Trust	415,343	2,097,482
Broadstone Net Lease, Inc.	40,575	661,373
CBL & Associates Properties, Inc. (a)	22,328	486,081
Centerspace	9,896	614,838
Chatham Lodging Trust	59,599	572,150
Corporate Office Properties Trust	86,921	2,259,946
Cousins Properties, Inc.	102,947	2,514,995
CubeSmart	63,701	2,762,075
DiamondRock Hospitality Co.	236,474	2,010,029
Diversified Healthcare Trust	3,353,501	7,008,817
Douglas Emmett, Inc.	197,163	2,898,296
Easterly Government Properties, Inc., Class A	55,707	822,235
EastGroup Properties, Inc.	8,747	1,549,793
Elme Communities	71,776	1,166,360
Empire State Realty Trust, Inc., Class A	217,608	1,947,592
EPR Properties	58,459	2,609,610
Equity Commonwealth	36,682	718,600

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity LifeStyle Properties, Inc.	51,819	3,688,476
Essential Properties Realty Trust, Inc.	25,025	614,364
Federal Realty Investment Trust	37,496	3,806,594
First Industrial Realty Trust, Inc.	36,019	1,862,182
Four Corners Property Trust, Inc.	26,441	695,398
Getty Realty Corp.	17,401	562,400
Global Net Lease, Inc.	101,714	1,087,323
Healthcare Realty Trust, Inc., Class A	195,892	3,825,771
Highwoods Properties, Inc.	116,789	2,951,258
HomeBanc Corp. *(b)	6,875	0
Hudson Pacific Properties, Inc.	309,078	1,814,288
Independence Realty Trust, Inc.	24,481	417,156
Industrial Logistics Properties Trust	261,636	1,109,337
InvenTrust Properties Corp.	23,668	576,079
JBG SMITH Properties	111,660	1,868,072
Kilroy Realty Corp.	88,139	3,146,562
Kite Realty Group Trust	69,281	1,585,149
LTC Properties, Inc.	20,454	686,436
LXP Industrial Trust	160,682	1,618,068
National Health Investors, Inc.	23,048	1,265,566
National Storage Affiliates Trust	20,614	696,547
NNN REIT, Inc.	65,244	2,784,614
Office Properties Income Trust	152,342	1,173,033
Outfront Media, Inc.	160,825	2,486,354
Paramount Group, Inc.	414,769	2,173,390
Pebblebrook Hotel Trust	117,274	1,811,883
Phillips Edison & Co., Inc.	27,499	970,990
Physicians Realty Trust	122,927	1,811,944
Piedmont Office Realty Trust, Inc., Class A	267,103	1,987,246
PotlatchDeltic Corp.	56,323	3,020,602
Rayonier, Inc.	77,319	2,560,805
Retail Opportunity Investments Corp.	77,959	1,148,336
Rexford Industrial Realty, Inc.	20,078	1,106,097
RLJ Lodging Trust	265,833	2,738,080
RPT Realty	87,726	953,582
Ryman Hospitality Properties, Inc.	21,445	2,043,494
Sabra Health Care REIT, Inc.	201,925	2,623,006
SITE Centers Corp.	168,463	2,366,905
Spirit Realty Capital, Inc.	52,658	2,123,697
STAG Industrial, Inc.	54,642	1,983,505
Star Holdings *	24,969	389,267
Summit Hotel Properties, Inc.	135,337	871,570
Sunstone Hotel Investors, Inc.	220,874	2,250,706
Tanger Factory Outlet Centers, Inc.	95,387	2,233,010
Terreno Realty Corp.	12,878	764,181
The Macerich Co.	354,492	4,519,773
The Necessity Retail REIT, Inc.	116,910	830,061
Uniti Group, Inc.	546,643	3,050,268
Urban Edge Properties	98,489	1,675,298
Veris Residential, Inc. *	79,467	1,484,444
Xenia Hotels & Resorts, Inc.	148,210	1,882,267
		142,285,109

Financial Services 6.1%
A-Mark Precious Metals, Inc.	41,870	1,707,877
Apollo Commercial Real Estate Finance, Inc.	145,200	1,713,360
Arbor Realty Trust, Inc. (a)	85,715	1,449,441
Ares Management Corp., Class A	17,649	1,751,134
Artisan Partners Asset Management, Inc., Class A	59,258	2,458,614
B. Riley Financial, Inc. (a)	23,790	1,321,059
BGC Group, Inc., Class A	328,549	1,563,893
Blackstone Mortgage Trust, Inc., Class A	111,387	2,560,787
Block, Inc. *	35,793	2,882,410
Brightsphere Investment Group, Inc.	78,500	1,670,480
BrightSpire Capital, Inc., Class A	83,003	610,902
SECURITY	NUMBER OF SHARES	VALUE ($)
Cannae Holdings, Inc. *	50,816	1,035,630
Cohen & Steers, Inc.	13,953	897,317
Compass Diversified Holdings	84,410	1,901,757
Corebridge Financial, Inc.	61,455	1,149,823
Credit Acceptance Corp. *	6,115	3,403,609
Diamond Hill Investment Group, Inc.	1,896	344,143
Donnelley Financial Solutions, Inc. *	20,450	967,285
Encore Capital Group, Inc. *	32,054	1,714,889
Enova International, Inc. *	39,957	2,201,231
Essent Group Ltd.	58,525	2,902,840
Euronet Worldwide, Inc. *	31,391	2,758,327
EVERTEC, Inc.	30,535	1,200,942
FactSet Research Systems, Inc.	7,719	3,358,074
Federal Agricultural Mortgage Corp., Class C	4,926	791,854
FirstCash Holdings, Inc.	31,047	2,958,158
Focus Financial Partners, Inc., Class A *	16,589	868,102
Granite Point Mortgage Trust, Inc.	57,879	331,647
Green Dot Corp., Class A *	58,633	1,146,275
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,078	237,027
Houlihan Lokey, Inc., Class A	22,002	2,196,900
Interactive Brokers Group, Inc., Class A	12,739	1,112,497
Jackson Financial, Inc., Class A	44,777	1,478,537
KKR Real Estate Finance Trust, Inc.	29,140	363,084
Ladder Capital Corp. REIT, Class A	128,619	1,413,523
LendingTree, Inc. *	22,629	552,148
MarketAxess Holdings, Inc.	7,291	1,962,883
MFA Financial, Inc.	170,083	1,915,135
Moelis & Co., Class A	50,565	2,469,089
Morningstar, Inc.	6,148	1,416,991
Mr Cooper Group, Inc. *	34,201	1,982,632
Nelnet, Inc., Class A	12,450	1,228,566
New York Mortgage Trust, Inc.	112,381	1,140,667
NMI Holdings, Inc., Class A *	37,507	1,001,812
Pagseguro Digital Ltd., Class A *	114,191	1,297,210
Paysafe Ltd. *	70,505	848,175
PennyMac Financial Services, Inc.	34,846	2,621,465
PennyMac Mortgage Investment Trust	110,151	1,407,730
Piper Sandler Cos.	9,669	1,415,155
PJT Partners, Inc., Class A	4,413	349,995
PRA Group, Inc. *	44,413	1,059,694
PROG Holdings, Inc. *	170,146	6,904,525
Ready Capital Corp.	106,334	1,230,284
Redwood Trust, Inc.	149,354	1,124,636
StepStone Group, Inc., Class A	11,115	311,998
Stifel Financial Corp.	46,428	2,950,035
StoneCo Ltd., Class A *	91,554	1,326,617
TPG RE Finance Trust, Inc.	110,494	861,853
TPG, Inc.	30,731	904,413
Tradeweb Markets, Inc., Class A	17,001	1,390,512
Two Harbors Investment Corp.	81,639	1,094,779
Virtu Financial, Inc., Class A	85,835	1,593,098
Virtus Investment Partners, Inc.	4,855	998,819
Walker & Dunlop, Inc.	24,848	2,260,671
WEX, Inc. *	12,817	2,426,899
World Acceptance Corp. *	11,281	1,781,157
XP, Inc., Class A *	45,503	1,229,036
		107,482,107

Food, Beverage & Tobacco 2.4%
Adecoagro S.A. *	168,303	1,868,163
B&G Foods, Inc. (a)	178,008	2,360,386
Brown-Forman Corp., Class B	54,003	3,812,612
Calavo Growers, Inc.	35,790	1,350,357
Cal-Maine Foods, Inc.	30,498	1,408,703
Coca-Cola Consolidated, Inc.	2,332	1,477,112
Dole plc	136,502	1,803,191

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fresh Del Monte Produce, Inc.	113,078	3,005,613
Hostess Brands, Inc., Class A *	58,199	1,399,104
J&J Snack Foods Corp.	10,044	1,610,254
John B. Sanfilippo & Son, Inc.	12,395	1,349,939
Lancaster Colony Corp.	10,911	2,101,786
Mission Produce, Inc. *	44,277	514,499
National Beverage Corp. *	13,757	727,057
Nomad Foods Ltd. *	165,029	2,934,216
Pilgrim's Pride Corp. *	74,982	1,857,304
Seneca Foods Corp., Class A *	9,800	377,937
The Boston Beer Co., Inc., Class A *	5,285	1,963,060
The Hain Celestial Group, Inc. *	156,720	1,985,642
The Simply Good Foods Co. *	10,667	412,920
TreeHouse Foods, Inc. *	66,345	3,424,066
Universal Corp.	57,133	2,889,216
Vector Group Ltd.	132,859	1,743,110
		42,376,247

Health Care Equipment & Services 4.0%
Acadia Healthcare Co., Inc. *	38,492	3,042,023
AdaptHealth Corp., Class A *	23,338	320,664
Addus HomeCare Corp. *	7,144	654,176
Amedisys, Inc. *	22,185	2,015,285
AMN Healthcare Services, Inc. *	24,383	2,612,638
Avanos Medical, Inc. *	29,684	726,367
Brookdale Senior Living, Inc. *	423,694	1,491,403
Community Health Systems, Inc. *	695,669	3,053,987
CONMED Corp.	11,885	1,438,679
Cross Country Healthcare, Inc. *	23,971	618,452
DexCom, Inc. *	12,107	1,508,048
Embecta Corp.	63,890	1,363,413
Enhabit, Inc. *	93,404	1,282,437
Enovis Corp. *	31,977	2,043,330
Envista Holdings Corp. *	103,248	3,552,764
Fulgent Genetics, Inc. *	9,052	351,489
Globus Medical, Inc., Class A *	22,250	1,341,007
Haemonetics Corp. *	20,782	1,916,932
HealthEquity, Inc. *	11,817	802,847
ICU Medical, Inc. *	10,120	1,803,182
Insulet Corp. *	1,053	291,418
Integer Holdings Corp. *	24,091	2,227,936
Integra LifeSciences Holdings Corp. *	27,562	1,253,244
LivaNova plc *	15,233	890,369
Masimo Corp. *	13,784	1,685,783
Merit Medical Systems, Inc. *	15,861	1,184,341
ModivCare, Inc. *	12,409	542,770
Multiplan Corp. *	989,218	2,126,819
National HealthCare Corp.	10,087	595,335
Neogen Corp. *	51,429	1,192,638
NextGen Healthcare, Inc. *	36,729	610,803
NuVasive, Inc. *	33,552	1,382,678
OmniAb, Inc., Class A *(b)	2,660	0
OmniAb, Inc., Class B *(b)	2,660	0
Omnicell, Inc. *	16,514	1,042,859
OPKO Health, Inc. *	421,089	783,226
Option Care Health, Inc. *	46,638	1,575,432
Orthofix Medical, Inc. *	28,936	569,750
Pediatrix Medical Group, Inc. *	160,696	2,206,356
Penumbra, Inc. *	1,046	317,315
Premier, Inc., Class A	108,800	3,019,200
QuidelOrtho Corp. *	25,588	2,235,368
RadNet, Inc. *	25,593	846,616
Select Medical Holdings Corp.	110,229	3,307,972
Teladoc Health, Inc. *	31,519	938,321
The Ensign Group, Inc.	17,719	1,716,439
U.S. Physical Therapy, Inc.	6,616	769,242
Varex Imaging Corp. *	35,936	836,949
Veeva Systems, Inc., Class A *	11,502	2,348,938
SECURITY	NUMBER OF SHARES	VALUE ($)
Veradigm, Inc. *	155,706	2,105,145
Zimvie, Inc. *	62,569	858,447
		71,400,832

Household & Personal Products 1.4%
BellRing Brands, Inc. *	8,783	315,749
Central Garden & Pet Co., Class A *	41,470	1,584,983
Coty, Inc., Class A *	219,976	2,648,511
Edgewell Personal Care Co.	55,760	2,197,502
Energizer Holdings, Inc.	56,606	2,020,834
Herbalife Ltd. *	169,543	2,753,378
Inter Parfums, Inc.	6,123	915,756
Medifast, Inc.	10,548	1,074,736
Nu Skin Enterprises, Inc., Class A	99,668	2,929,243
Reynolds Consumer Products, Inc.	32,506	899,766
Spectrum Brands Holdings, Inc.	69,684	5,463,922
USANA Health Sciences, Inc. *	23,939	1,553,881
WD-40 Co.	5,208	1,195,236
		25,553,497

Insurance 2.1%
Ambac Financial Group, Inc. *	58,448	826,455
American Equity Investment Life Holding Co. *	91,377	4,904,204
AMERISAFE, Inc.	20,309	1,058,505
Argo Group International Holdings Ltd.	43,703	1,297,979
Axis Capital Holdings Ltd.	53,524	2,950,243
Brighthouse Financial, Inc. *	12,948	674,979
CNA Financial Corp.	34,376	1,346,164
Employers Holdings, Inc.	34,445	1,330,610
Enstar Group Ltd. *	9,047	2,314,946
Horace Mann Educators Corp.	32,506	979,406
James River Group Holdings Ltd.	41,610	769,369
MBIA, Inc. *	70,251	613,994
Mercury General Corp.	52,808	1,699,361
ProAssurance Corp.	97,160	1,632,288
RLI Corp.	11,180	1,491,524
Safety Insurance Group, Inc.	16,404	1,181,088
Selective Insurance Group, Inc.	29,616	3,056,075
SiriusPoint Ltd. *	89,071	831,923
Stewart Information Services Corp.	53,385	2,516,035
United Fire Group, Inc.	30,347	729,542
Universal Insurance Holdings, Inc.	75,719	1,175,916
White Mountains Insurance Group Ltd.	1,929	2,984,202
		36,364,808

Materials 6.1%
AdvanSix, Inc.	33,775	1,354,715
Alpha Metallurgical Resources, Inc.	8,845	1,532,131
Alto Ingredients, Inc. *	370,057	1,487,629
American Vanguard Corp.	27,178	490,835
Ashland, Inc.	34,372	3,140,226
ATI, Inc. *	39,038	1,861,332
Avient Corp.	84,198	3,412,545
Balchem Corp.	10,126	1,364,377
Cabot Corp.	43,552	3,092,192
Carpenter Technology Corp.	59,005	3,532,039
Century Aluminum Co. *	76,273	709,339
Clearwater Paper Corp. *	36,051	1,161,924
Coeur Mining, Inc. *	289,921	892,957
Compass Minerals International, Inc.	48,790	1,847,677
Constellium SE, Class A *	146,340	2,793,631
Ecovyst, Inc. *	74,131	911,070
Element Solutions, Inc.	149,583	3,135,260
Glatfelter Corp. *	238,456	810,750
Greif, Inc., Class A	30,987	2,292,108

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
H.B. Fuller Co.	41,142	3,045,742
Hawkins, Inc.	16,375	765,531
Hecla Mining Co.	271,685	1,564,906
Ingevity Corp. *	27,219	1,742,560
Innospec, Inc.	19,758	2,116,872
Kaiser Aluminum Corp.	26,682	2,166,578
Koppers Holdings, Inc.	38,917	1,488,964
Livent Corp. *	24,293	598,094
Materion Corp.	15,567	1,854,652
Mativ Holdings, Inc.	108,521	1,708,121
Mercer International, Inc.	95,174	847,049
Minerals Technologies, Inc.	37,729	2,314,674
Myers Industries, Inc.	33,463	656,209
NewMarket Corp.	6,973	3,149,704
Olympic Steel, Inc.	28,401	1,584,492
Orion S.A.	72,521	1,589,660
Pactiv Evergreen, Inc.	120,561	1,038,030
Quaker Chemical Corp.	5,223	1,046,585
Rayonier Advanced Materials, Inc. *	238,124	1,126,327
Royal Gold, Inc.	17,715	2,128,280
Ryerson Holding Corp.	13,654	580,158
Schnitzer Steel Industries, Inc., Class A	68,854	2,493,203
Sensient Technologies Corp.	33,210	2,126,768
Southern Copper Corp.	46,067	4,028,099
Stepan Co.	24,680	2,364,838
Summit Materials, Inc., Class A *	91,386	3,306,346
SunCoke Energy, Inc.	178,137	1,581,857
Sylvamo Corp.	96,484	4,734,470
The Scotts Miracle-Gro Co.	52,423	3,671,707
TimkenSteel Corp. *	63,553	1,480,785
TriMas Corp.	37,694	970,997
Trinseo plc	146,680	2,584,502
Tronox Holdings plc	163,505	2,172,981
Westlake Corp.	29,852	4,104,650
Worthington Industries, Inc.	49,017	3,657,649
		108,214,777

Media & Entertainment 3.4%
AMC Entertainment Holdings, Inc., Class A *(a)	128,302	637,661
AMC Networks, Inc., Class A *	170,347	2,149,779
Bumble, Inc., Class A *	34,088	631,310
Cable One, Inc.	3,516	2,545,373
Cargurus, Inc. *	19,282	436,930
Cars.com, Inc. *	44,388	1,012,490
Cinemark Holdings, Inc. *	185,559	3,096,980
Clear Channel Outdoor Holdings, Inc. *	1,851,352	3,332,434
Gannett Co., Inc. *	512,635	1,445,631
Gray Television, Inc.	209,382	1,982,848
IAC, Inc. *	37,026	2,577,010
iHeartMedia, Inc., Class A *	478,577	2,263,669
John Wiley & Sons, Inc., Class A	47,178	1,614,903
Liberty Broadband Corp., Class A *	534	47,435
Liberty Broadband Corp., Class C *	3,608	321,581
Liberty Media Corp. - Liberty Formula One, Class A *	3,380	217,266
Liberty Media Corp. - Liberty Formula One, Class C *	29,712	2,157,091
Lions Gate Entertainment Corp., Class A *	84,644	650,066
Lions Gate Entertainment Corp., Class B *	171,664	1,256,580
Madison Square Garden Entertainment Corp., Class A *	15,215	530,091
Match Group, Inc. *	57,518	2,675,162
Pinterest, Inc., Class A *	52,872	1,532,759
Roku, Inc. *	15,888	1,529,538
SECURITY	NUMBER OF SHARES	VALUE ($)
Scholastic Corp.	35,511	1,533,720
Shutterstock, Inc.	10,644	547,634
Sinclair, Inc.	64,538	897,724
Sirius XM Holdings, Inc. (a)	528,452	2,695,105
Sphere Entertainment Co. *	14,132	599,903
Spotify Technology S.A. *	27,990	4,181,986
Taboola.com Ltd. *	87,777	328,286
The E.W. Scripps Co., Class A *	86,130	849,242
The New York Times Co., Class A	74,397	3,032,422
The Trade Desk, Inc., Class A *	12,243	1,117,296
Thryv Holdings, Inc. *	32,950	780,915
TripAdvisor, Inc. *	90,743	1,692,357
WideOpenWest, Inc. *	70,497	580,895
World Wrestling Entertainment, Inc., Class A	10,340	1,085,700
Yelp, Inc., Class A *	73,389	3,306,174
Ziff Davis, Inc. *	34,004	2,465,970
ZoomInfo Technologies, Inc., Class A *	14,528	371,481
		60,711,397

Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Alkermes plc *	33,292	974,790
Azenta, Inc. *	21,054	989,117
BioMarin Pharmaceutical, Inc. *	18,020	1,584,499
Bio-Rad Laboratories, Inc., Class A *	6,636	2,689,969
Bio-Techne Corp.	22,371	1,865,741
Bruker Corp.	31,611	2,172,308
Charles River Laboratories International, Inc. *	15,292	3,204,286
Corcept Therapeutics, Inc. *	29,633	755,049
Elanco Animal Health, Inc. *	260,497	3,144,199
Emergent BioSolutions, Inc. *	141,404	972,859
Exact Sciences Corp. *	12,564	1,225,493
Exelixis, Inc. *	109,253	2,153,377
Halozyme Therapeutics, Inc. *	8,868	380,969
Horizon Therapeutics plc *	31,709	3,179,461
Incyte Corp. *	32,319	2,059,367
Innoviva, Inc. *	43,602	590,807
Medpace Holdings, Inc. *	5,015	1,269,648
Myriad Genetics, Inc. *	44,624	997,346
Neurocrine Biosciences, Inc. *	4,545	463,090
Prestige Consumer Healthcare, Inc. *	28,643	1,867,810
Repligen Corp. *	1,931	331,282
Royalty Pharma plc, Class A	80,551	2,527,690
Seagen, Inc. *	6,317	1,211,474
Supernus Pharmaceuticals, Inc. *	21,400	656,766
		37,267,397

Real Estate Management & Development 0.9%
CoStar Group, Inc. *	38,652	3,245,608
Cushman & Wakefield plc *	179,537	1,764,849
Douglas Elliman, Inc.	85,850	189,729
eXp World Holdings, Inc.	24,065	600,181
Kennedy-Wilson Holdings, Inc.	107,746	1,777,809
Marcus & Millichap, Inc.	23,059	845,804
Newmark Group, Inc., Class A	156,326	1,081,776
Opendoor Technologies, Inc. *	285,366	1,458,220
The Howard Hughes Corp. *	15,581	1,315,504
The RMR Group, Inc., Class A	10,898	256,975
Zillow Group, Inc., Class A *	12,021	639,758
Zillow Group, Inc., Class C *	33,920	1,837,107
		15,013,320

Semiconductors & Semiconductor Equipment 2.3%
Amkor Technology, Inc.	114,139	3,320,304
Axcelis Technologies, Inc. *	7,429	1,489,366

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cirrus Logic, Inc. *	43,730	3,533,384
Cohu, Inc. *	11,112	485,039
Diodes, Inc. *	26,175	2,473,276
Enphase Energy, Inc. *	2,542	385,952
Entegris, Inc.	44,660	4,899,649
FormFactor, Inc. *	36,370	1,351,509
GLOBALFOUNDRIES, Inc. *(a)	7,970	507,609
Ichor Holdings Ltd. *	25,028	969,084
Kulicke & Soffa Industries, Inc.	36,845	2,206,279
Lattice Semiconductor Corp. *	8,659	787,449
Magnachip Semiconductor Corp. *	44,372	410,441
Monolithic Power Systems, Inc.	3,834	2,145,085
Onto Innovation, Inc. *	10,548	1,311,327
Photronics, Inc. *	61,956	1,638,736
Power Integrations, Inc.	17,253	1,675,956
Semtech Corp. *	45,225	1,320,570
Silicon Laboratories, Inc. *	14,191	2,116,446
SMART Global Holdings, Inc. *	43,470	1,156,302
SolarEdge Technologies, Inc. *	4,696	1,133,896
Synaptics, Inc. *	19,139	1,728,443
Ultra Clean Holdings, Inc. *	36,734	1,399,565
Universal Display Corp.	8,246	1,202,927
Wolfspeed, Inc. *	14,938	984,414
		40,633,008

Software & Services 3.9%
ACI Worldwide, Inc. *	75,821	1,758,289
Alarm.com Holdings, Inc. *	11,387	628,676
AppLovin Corp., Class A *	25,081	787,543
Bentley Systems, Inc., Class B	26,953	1,452,228
Black Knight, Inc. *	42,779	3,008,219
Blackbaud, Inc. *	15,543	1,172,719
Cerence, Inc. *	42,241	1,174,722
CommVault Systems, Inc. *	21,446	1,671,287
Consensus Cloud Solutions, Inc. *	16,125	522,611
Dolby Laboratories, Inc., Class A	31,794	2,817,266
Dropbox, Inc., Class A *	117,715	3,172,419
Ebix, Inc.	49,222	1,523,913
Envestnet, Inc. *	16,419	1,017,650
EPAM Systems, Inc. *	10,470	2,479,401
Fair Isaac Corp. *	4,842	4,057,451
Globant S.A. *	5,701	996,136
GoDaddy, Inc., Class A *	40,280	3,105,185
Guidewire Software, Inc. *	10,878	922,672
InterDigital, Inc.	28,829	2,672,160
LiveRamp Holdings, Inc. *	75,941	2,167,356
Manhattan Associates, Inc. *	12,293	2,343,292
Palantir Technologies, Inc., Class A *	40,411	801,754
Pegasystems, Inc.	17,440	919,960
Perficient, Inc. *	11,018	702,838
Progress Software Corp.	19,549	1,174,113
PTC, Inc. *	11,535	1,681,918
Qualys, Inc. *	6,754	937,455
Rackspace Technology, Inc. *	186,371	432,381
RingCentral, Inc., Class A *	49,510	2,047,734
ServiceNow, Inc. *	5,607	3,268,881
Snowflake, Inc., Class A *	1,869	332,140
Splunk, Inc. *	24,195	2,621,044
SPS Commerce, Inc. *	1,784	321,816
Teradata Corp. *	81,790	4,649,762
Twilio, Inc., Class A *	22,536	1,488,052
Tyler Technologies, Inc. *	5,304	2,103,726
Unisys Corp. *	206,285	1,122,191
Verint Systems, Inc. *	18,015	673,221
SECURITY	NUMBER OF SHARES	VALUE ($)
Workday, Inc., Class A *	8,693	2,061,371
Zoom Video Communications, Inc., Class A *	24,038	1,763,187
		68,554,739

Technology Hardware & Equipment 4.4%
ADTRAN Holdings, Inc.	48,435	471,273
Advanced Energy Industries, Inc.	16,713	2,092,133
Badger Meter, Inc.	8,040	1,323,706
Belden, Inc.	27,908	2,697,029
Benchmark Electronics, Inc.	113,716	3,014,611
Cognex Corp.	55,225	3,016,389
Coherent Corp. *	70,534	3,340,490
CommScope Holding Co., Inc. *	403,063	1,813,784
Comtech Telecommunications Corp.	60,183	611,459
CTS Corp.	18,784	838,330
ePlus, Inc. *	33,091	1,864,678
Fabrinet *	19,230	2,377,597
IPG Photonics Corp. *	24,522	3,223,417
Itron, Inc. *	30,370	2,389,208
Knowles Corp. *	85,463	1,561,409
Littelfuse, Inc.	11,260	3,429,796
Lumentum Holdings, Inc. *	35,021	1,833,700
Methode Electronics, Inc.	37,872	1,274,014
National Instruments Corp.	68,127	4,019,493
NETGEAR, Inc. *	71,111	969,954
NetScout Systems, Inc. *	67,977	1,899,957
Novanta, Inc. *	5,168	914,219
OSI Systems, Inc. *	14,704	1,753,158
PC Connection, Inc.	27,524	1,332,437
Plexus Corp. *	32,515	3,202,402
Pure Storage, Inc., Class A *	20,206	747,420
Rogers Corp. *	10,366	1,747,811
ScanSource, Inc. *	82,402	2,479,476
Stratasys Ltd. *	48,455	878,489
Super Micro Computer, Inc. *	28,829	9,521,354
TTM Technologies, Inc. *	198,707	2,853,433
ViaSat, Inc. *	66,962	2,071,804
Viavi Solutions, Inc. *	119,488	1,298,835
Vontier Corp.	139,477	4,314,024
		77,177,289

Telecommunication Services 0.7%
ATN International, Inc.	14,936	542,774
Cogent Communications Holdings, Inc.	20,131	1,232,822
Consolidated Communications Holdings, Inc. *	316,459	1,132,923
EchoStar Corp., Class A *	88,253	1,714,756
Frontier Communications Parent, Inc. *	116,753	2,126,072
GCI Liberty, Inc. *(b)	14,650	2,645
Iridium Communications, Inc.	23,742	1,247,642
Liberty Latin America Ltd., Class A *	102,330	859,572
Liberty Latin America Ltd., Class C *	383,665	3,192,093
Shenandoah Telecommunications Co.	55,059	1,027,952
		13,079,251

Transportation 3.2%
Air Transport Services Group, Inc. *	70,062	1,412,450
Alaska Air Group, Inc. *	38,853	1,889,421
American Airlines Group, Inc. *	257,011	4,304,934
ArcBest Corp.	34,132	3,970,234
Costamare, Inc.	65,374	730,228
Covenant Logistics Group, Inc., Class A	18,194	996,303
Danaos Corp. (a)	10,832	762,789
Daseke, Inc. *	360,213	2,802,457
Forward Air Corp.	19,269	2,289,928

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Genco Shipping & Trading Ltd.	18,585	269,482
Golden Ocean Group Ltd. *(a)	111,174	871,604
Heartland Express, Inc.	59,117	966,563
Hub Group, Inc., Class A *	44,158	3,979,961
JetBlue Airways Corp. *	213,011	1,655,095
Kirby Corp. *	40,670	3,313,792
Lyft, Inc., Class A *	100,749	1,280,520
Marten Transport Ltd.	56,850	1,288,221
Matson, Inc.	9,972	931,983
RXO, Inc. *	133,272	2,938,648
Saia, Inc. *	10,287	4,352,841
Schneider National, Inc., Class B	83,237	2,564,532
SkyWest, Inc. *	49,844	2,192,638
Spirit Airlines, Inc.	34,228	626,372
Star Bulk Carriers Corp. (a)	25,782	466,139
U-Haul Holding Co. - Non Voting	57,451	3,286,772
XPO, Inc. *	93,878	6,500,113
Yellow Corp. *(a)	331,750	583,880
		57,227,900

Utilities 2.7%
ALLETE, Inc.	49,282	2,830,265
American States Water Co.	12,446	1,100,351
Atlantica Sustainable Infrastructure plc	63,298	1,526,748
Avangrid, Inc.	57,635	2,137,106
Avista Corp.	73,682	2,847,072
California Water Service Group	23,036	1,221,369
Chesapeake Utilities Corp.	8,151	963,774
Clearway Energy, Inc., Class A	14,135	348,710
Clearway Energy, Inc., Class C	33,632	888,221
Essential Utilities, Inc.	75,435	3,190,146
Hawaiian Electric Industries, Inc.	94,791	3,639,026
IDACORP, Inc.	31,481	3,236,876
MGE Energy, Inc.	18,082	1,450,900
New Jersey Resources Corp.	59,935	2,679,094
Northwest Natural Holding Co.	28,441	1,222,110
NorthWestern Corp.	53,663	3,030,350
ONE Gas, Inc.	39,437	3,120,650
Ormat Technologies, Inc.	18,185	1,478,441
Otter Tail Corp.	23,859	1,932,818
PNM Resources, Inc.	67,213	3,012,487
ReNew Energy Global plc, Class A *	64,720	401,264
SJW Group	12,219	860,951
Spire, Inc.	45,534	2,894,596
Unitil Corp.	14,244	741,258
		46,754,583
Total Common Stocks (Cost $1,320,687,245)		1,760,881,900

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.2% OF NET ASSETS

Money Market Funds 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19% (c)	2,455,794	2,455,794
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19% (c)(d)	18,266,069	18,266,069
		20,721,863
Total Short-Term Investments (Cost $20,721,863)		20,721,863
Total Investments in Securities (Cost $1,341,409,108)		1,781,603,763

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/15/23	42	4,228,560	86,219

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $18,064,342.
(b)	Fair valued using significant unobservable inputs (see Notes for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,534,116,708	$—	$—	$1,534,116,708
Equity Real Estate Investment Trusts (REITs)	142,285,109	—	0 *	142,285,109
Health Care Equipment & Services	71,400,832	—	0 *	71,400,832
Telecommunication Services	13,076,606	—	2,645	13,079,251
Short-Term Investments[1]	20,721,863	—	—	20,721,863
Futures Contracts[2]	86,219	—	—	86,219
Total	$1,781,687,337	$—	$2,645	$1,781,689,982

*	Level 3 amount shown includes securities determined to have no value at July 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.3% OF NET ASSETS

Australia 4.8%
AGL Energy Ltd.	325,873	2,670,702
Amcor plc	135,335	1,391,182
AMP Ltd.	788,456	599,973
Ampol Ltd.	61,634	1,364,985
ANZ Group Holdings Ltd.	376,242	6,527,485
APA Group	93,796	630,977
Aristocrat Leisure Ltd.	26,924	713,088
Aurizon Holdings Ltd.	373,868	958,154
BHP Group Ltd.	536,085	16,683,966
BlueScope Steel Ltd.	119,555	1,763,083
Brambles Ltd.	156,914	1,484,527
Coles Group Ltd.	149,143	1,823,809
Commonwealth Bank of Australia	124,212	8,837,530
Computershare Ltd.	28,619	482,667
CSL Ltd.	12,100	2,179,405
Downer EDI Ltd.	227,032	671,179
Endeavour Group Ltd.	92,667	378,761
Fortescue Metals Group Ltd.	185,574	2,728,072
Goodman Group	41,217	569,914
Incitec Pivot Ltd.	218,282	444,031
Insurance Australia Group Ltd.	291,493	1,163,643
James Hardie Industries plc *	21,128	619,196
JB Hi-Fi Ltd.	18,135	557,756
Lendlease Corp., Ltd.	190,672	1,108,485
Macquarie Group Ltd.	20,154	2,376,759
Medibank Pvt Ltd.	370,161	873,915
Metcash Ltd.	223,979	542,373
Mineral Resources Ltd.	6,924	334,545
Mirvac Group	387,688	611,113
National Australia Bank Ltd.	291,371	5,581,517
Newcrest Mining Ltd.	85,232	1,528,802
Orica Ltd.	48,289	512,384
Origin Energy Ltd.	232,096	1,321,330
QBE Insurance Group Ltd.	107,147	1,137,569
Ramsay Health Care Ltd.	13,837	548,336
Rio Tinto Ltd.	62,667	4,962,273
Santos Ltd.	167,789	902,871
Scentre Group	468,434	886,414
Sims Ltd.	44,845	457,452
Sonic Healthcare Ltd.	41,817	988,044
South32 Ltd.	577,312	1,520,175
Stockland	283,301	805,150
Suncorp Group Ltd.	197,066	1,888,291
Telstra Group Ltd.	710,247	2,032,877
Transurban Group	110,879	1,070,542
Treasury Wine Estates Ltd.	50,912	385,336
Wesfarmers Ltd.	115,282	3,851,817
Westpac Banking Corp.	445,691	6,699,122
Woodside Energy Group Ltd.	81,140	2,091,398
SECURITY	NUMBER OF SHARES	VALUE ($)
Woolworths Group Ltd.	115,025	2,987,065
Worley Ltd.	48,015	561,949
		103,811,989

Austria 0.3%
BAWAG Group AG *	10,663	519,474
Erste Group Bank AG	50,260	1,899,620
OMV AG	35,038	1,578,605
Raiffeisen Bank International AG *	41,170	665,695
Voestalpine AG	41,920	1,385,261
Wienerberger AG	21,094	692,745
		6,741,400

Belgium 0.7%
Ageas S.A./N.V.	34,396	1,456,095
Anheuser-Busch InBev S.A./N.V.	104,327	5,968,093
Etablissements Franz Colruyt N.V.	18,893	720,089
Groupe Bruxelles Lambert N.V.	18,639	1,508,125
KBC Group N.V.	30,979	2,331,628
Proximus SADP *	65,901	505,248
Solvay S.A.	13,542	1,626,370
UCB S.A.	11,263	997,308
Umicore S.A.	36,092	1,068,869
		16,181,825

Canada 6.5%
Agnico Eagle Mines Ltd.	27,317	1,432,089
Algonquin Power & Utilities Corp.	58,751	484,746
Alimentation Couche-Tard, Inc.	93,986	4,758,280
AltaGas Ltd.	29,051	573,463
ARC Resources Ltd.	33,743	509,734
Atco Ltd., Class I	16,780	478,974
B2Gold Corp.	118,048	409,115
Bank of Montreal	47,368	4,401,831
Barrick Gold Corp.	186,861	3,228,069
Bausch Health Cos., Inc. *	106,974	1,040,008
BCE, Inc.	39,251	1,695,474
Canadian Imperial Bank of Commerce	85,375	3,760,346
Canadian National Railway Co.	32,754	3,970,272
Canadian Natural Resources Ltd.	87,385	5,314,074
Canadian Pacific Kansas City Ltd.	27,768	2,284,782
Canadian Tire Corp., Ltd., Class A	9,741	1,337,878
Cenovus Energy, Inc.	69,192	1,315,994
CGI, Inc. *	19,061	1,936,961
CI Financial Corp.	55,958	707,830
Constellation Software, Inc.	290	612,694
Crescent Point Energy Corp.	65,595	531,764
Dollarama, Inc.	9,916	653,171
Emera, Inc.	26,771	1,085,945
Enbridge, Inc.	190,140	6,990,473
Fairfax Financial Holdings Ltd.	2,400	1,914,758
Finning International, Inc.	26,047	897,171
First Quantum Minerals Ltd.	37,875	1,123,339

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fortis, Inc.	47,576	2,028,019
Franco-Nevada Corp.	3,501	510,873
George Weston Ltd.	12,435	1,431,960
Gildan Activewear, Inc.	22,455	698,350
Great-West Lifeco, Inc.	26,686	804,840
Hydro One Ltd.	23,743	669,806
iA Financial Corp., Inc.	8,495	588,559
Imperial Oil Ltd.	24,332	1,310,845
Intact Financial Corp.	6,688	988,048
Keyera Corp.	25,879	647,834
Kinross Gold Corp.	249,647	1,243,833
Linamar Corp.	11,380	660,370
Loblaw Cos., Ltd.	20,253	1,796,990
Lundin Mining Corp.	91,319	816,480
Magna International, Inc.	84,901	5,460,474
Manulife Financial Corp.	205,246	4,102,897
Methanex Corp.	11,096	500,084
Metro, Inc.	26,906	1,448,086
National Bank of Canada	21,980	1,721,529
Northland Power, Inc.	15,199	294,033
Nutrien Ltd.	54,947	3,786,474
Onex Corp.	41,529	2,550,664
Open Text Corp.	20,379	875,340
Parkland Corp.	29,814	814,168
Pembina Pipeline Corp.	46,048	1,457,933
Power Corp. of Canada	63,662	1,803,672
Restaurant Brands International, Inc.	14,264	1,091,989
RioCan Real Estate Investment Trust	37,109	564,240
Royal Bank of Canada	98,157	9,731,213
Saputo, Inc.	31,992	675,431
SNC-Lavalin Group, Inc.	29,235	849,348
Sun Life Financial, Inc.	48,132	2,533,167
Suncor Energy, Inc.	215,850	6,753,855
TC Energy Corp.	90,927	3,258,795
Teck Resources Ltd., Class B	49,732	2,209,305
TELUS Corp.	40,204	715,876
TFI International, Inc.	4,946	634,824
The Bank of Nova Scotia	134,125	6,753,801
The Toronto-Dominion Bank	134,679	8,881,573
Thomson Reuters Corp. *	7,663	1,034,402
Tourmaline Oil Corp.	9,789	507,322
Waste Connections, Inc.	8,013	1,131,658
West Fraser Timber Co., Ltd.	13,795	1,162,268
Wheaton Precious Metals Corp.	11,634	521,684
WSP Global, Inc.	6,103	840,716
		142,312,863

Denmark 0.9%
AP Moller - Maersk A/S, Class A	632	1,270,715
AP Moller - Maersk A/S, Class B	1,001	2,056,261
Carlsberg A/S, Class B	8,105	1,215,605
Coloplast A/S, Class B	5,065	629,612
Danske Bank A/S	100,376	2,383,434
DSV A/S	9,182	1,837,685
ISS A/S	28,960	585,172
Novo Nordisk A/S, Class B	38,081	6,140,645
Novozymes A/S, Class B	11,070	555,197
Orsted A/S	11,784	1,025,437
Pandora A/S	10,291	1,029,429
Vestas Wind Systems A/S *	65,428	1,749,967
		20,479,159

Finland 1.0%
Elisa Oyj	11,355	592,338
Fortum Oyj	88,643	1,199,982
Huhtamaki Oyj	11,703	416,013
Kesko Oyj, B Shares	40,381	807,971
SECURITY	NUMBER OF SHARES	VALUE ($)
Kone Oyj, B Shares	28,167	1,444,764
Neste Oyj	35,560	1,309,144
Nokia Oyj	632,866	2,487,758
Nokian Renkaat Oyj	53,329	496,022
Nordea Bank Abp	387,645	4,388,781
Outokumpu Oyj	117,736	609,125
Sampo Oyj, A Shares	42,473	1,871,642
Stora Enso Oyj, R Shares	96,615	1,184,428
UPM-Kymmene Oyj	76,365	2,528,267
Valmet Oyj	16,267	431,494
Wartsila Oyj Abp	72,478	910,530
		20,678,259

France 8.6%
Accor S.A.	13,541	510,929
Air Liquide S.A.	35,436	6,371,180
Airbus SE	21,305	3,138,227
ALD S.A.	45,034	478,463
Alstom S.A.	32,759	1,003,089
Amundi S.A.	6,926	425,017
Arkema S.A.	15,123	1,630,849
Atos SE *	89,342	928,034
AXA S.A.	226,532	6,963,333
BNP Paribas S.A.	185,342	12,222,897
Bollore SE	120,573	762,349
Bouygues S.A.	70,938	2,541,109
Bureau Veritas S.A.	17,001	466,912
Capgemini SE	10,530	1,908,231
Carrefour S.A.	218,545	4,368,962
Casino Guichard Perrachon S.A. *(a)	58,929	153,610
Cie de Saint-Gobain	103,547	7,003,024
Cie Generale des Etablissements Michelin S.C.A.	144,596	4,735,093
Credit Agricole S.A.	201,268	2,498,818
Danone S.A.	78,933	4,820,180
Dassault Systemes SE	12,968	554,235
Edenred	7,674	498,429
Eiffage S.A.	14,664	1,525,606
Elis S.A.	41,454	856,444
Engie S.A.	349,417	5,732,299
EssilorLuxottica S.A.	12,956	2,606,426
Eurazeo SE	7,045	430,166
Eurofins Scientific SE	6,178	424,902
Eutelsat Communications S.A. (a)	61,230	412,456
Faurecia SE *	73,437	1,845,388
Hermes International	445	984,903
Kering S.A.	4,082	2,343,743
Klepierre S.A.	21,316	565,805
Legrand S.A.	16,845	1,688,790
L'Oreal S.A.	10,233	4,759,465
LVMH Moet Hennessy Louis Vuitton SE	7,687	7,139,436
Orange S.A.	629,166	7,111,989
Pernod-Ricard S.A.	9,610	2,118,732
Publicis Groupe S.A.	25,186	2,030,631
Renault S.A.	101,829	4,472,496
Rexel S.A.	68,056	1,641,664
Rubis S.C.A.	27,004	665,874
Safran S.A.	21,065	3,497,066
Sanofi	117,395	12,524,229
Schneider Electric SE	35,604	6,350,758
SCOR SE	41,328	1,235,106
SEB S.A.	5,171	578,872
SES S.A., Class A	110,555	716,230
Societe Generale S.A.	226,198	6,151,847
Sodexo S.A.	10,390	1,065,779
STMicroelectronics N.V.	33,678	1,801,313
Teleperformance	3,878	562,460
Thales S.A.	6,236	932,842

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TotalEnergies SE	433,473	26,336,305
Unibail-Rodamco-Westfield *	14,080	797,813
Valeo S.A.	95,172	2,151,285
Veolia Environnement S.A.	90,791	2,956,059
Vinci S.A.	52,900	6,212,967
Vivendi SE	59,426	530,576
Wendel SE	6,249	616,867
		188,358,559

Germany 7.8%
adidas AG	22,729	4,588,645
Allianz SE	54,087	12,926,758
Aurubis AG	15,186	1,429,492
BASF SE	247,916	13,291,024
Bayer AG	113,869	6,659,449
Bayerische Motoren Werke AG	84,726	10,332,333
Beiersdorf AG	5,415	701,271
Brenntag SE	21,884	1,697,862
Commerzbank AG	153,368	1,834,508
Continental AG	40,628	3,243,725
Covestro AG *	71,215	3,825,590
Daimler Truck Holding AG	54,743	2,054,521
Deutsche Bank AG	228,794	2,536,212
Deutsche Boerse AG	6,473	1,240,237
Deutsche Lufthansa AG *	136,296	1,374,717
Deutsche Telekom AG	602,038	13,125,171
DHL Group	157,560	8,102,241
E.ON SE	331,977	4,199,615
Evonik Industries AG	47,583	985,587
Freenet AG	26,033	644,399
Fresenius Medical Care AG & Co. KGaA	59,929	3,112,383
Fresenius SE & Co. KGaA	142,565	4,473,995
GEA Group AG	15,642	663,875
Hannover Rueck SE	5,315	1,134,083
Heidelberg Materials AG	41,166	3,336,416
Henkel AG & Co. KGaA	15,474	1,081,358
Infineon Technologies AG	60,210	2,645,354
K+S AG	31,645	604,210
KION Group AG	21,283	891,822
Kloeckner & Co. SE	46,025	430,254
Knorr-Bremse AG	8,778	617,426
LANXESS AG	24,716	833,577
Mercedes-Benz Group AG	169,007	13,497,392
Merck KGaA	6,344	1,114,799
METRO AG *	71,411	620,932
MTU Aero Engines AG	3,211	749,805
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,591	4,739,830
ProSiebenSat.1 Media SE	57,152	568,164
Puma SE	7,334	495,641
Rheinmetall AG	3,486	987,396
RWE AG	49,240	2,119,222
Salzgitter AG	15,222	527,526
SAP SE	66,748	9,105,199
Siemens AG	67,392	11,486,437
Siemens Energy AG *	85,059	1,441,038
Siemens Healthineers AG	14,697	853,944
Symrise AG, Class A	5,604	612,135
Telefonica Deutschland Holding AG	202,421	545,399
ThyssenKrupp AG	207,695	1,651,253
United Internet AG	32,368	484,584
Volkswagen AG	11,548	1,845,551
Vonovia SE	68,580	1,597,913
Zalando SE *	16,612	573,524
		170,235,794

SECURITY	NUMBER OF SHARES	VALUE ($)
Hong Kong 1.7%
AIA Group Ltd.	591,200	5,914,800
BOC Hong Kong Holdings Ltd.	392,500	1,197,927
CK Asset Holdings Ltd.	266,000	1,540,425
CK Hutchison Holdings Ltd.	805,088	4,965,241
CLP Holdings Ltd.	242,000	1,972,574
Galaxy Entertainment Group Ltd. *	119,000	868,644
Hang Seng Bank Ltd.	69,700	1,065,403
Henderson Land Development Co., Ltd.	143,300	442,964
Hong Kong & China Gas Co., Ltd.	920,676	789,808
Hong Kong Exchanges & Clearing Ltd.	19,806	835,061
Hongkong Land Holdings Ltd.	123,911	441,584
Jardine Matheson Holdings Ltd.	48,446	2,393,010
Lenovo Group Ltd.	1,514,000	1,742,899
Link REIT	105,900	595,280
MTR Corp., Ltd.	118,647	546,761
New World Development Co., Ltd.	416,422	1,029,799
Orient Overseas International Ltd.	21,500	359,269
PCCW Ltd.	1,053,000	538,398
Sands China Ltd. *	221,200	852,176
Sino Land Co., Ltd.	302,000	370,712
Sun Hung Kai Properties Ltd.	186,064	2,336,335
Swire Pacific Ltd., A Shares	148,800	1,243,854
Swire Pacific Ltd., B Shares	120,000	160,727
Techtronic Industries Co., Ltd.	68,706	780,538
WH Group Ltd.	3,459,499	1,888,160
Wharf Real Estate Investment Co., Ltd.	131,000	703,007
Xinyi Glass Holdings Ltd.	223,000	371,093
		35,946,449

Ireland 0.1%
Bank of Ireland Group plc	76,866	810,998
Kerry Group plc, Class A	9,920	985,561
Kingspan Group plc	9,653	774,784
		2,571,343

Israel 0.2%
Bank Hapoalim B.M.	93,602	831,451
Bank Leumi Le-Israel B.M.	124,023	990,028
ICL Group Ltd.	71,795	478,046
Israel Discount Bank Ltd., A Shares	86,127	456,193
Teva Pharmaceutical Industries Ltd. *	96,666	809,187
		3,564,905

Italy 3.1%
A2A S.p.A.	365,446	697,256
Assicurazioni Generali S.p.A.	204,785	4,362,027
Banco BPM S.p.A.	217,030	1,086,028
CNH Industrial N.V.	104,320	1,506,691
Enel S.p.A.	1,717,955	11,845,638
Eni S.p.A.	606,747	9,263,126
Ferrari N.V.	2,833	908,222
Hera S.p.A.	167,111	518,886
Intesa Sanpaolo S.p.A.	2,795,718	8,084,286
Iveco Group N.V. *	25,591	242,719
Leonardo S.p.A.	91,568	1,239,773
Mediobanca Banca di Credito Finanziario S.p.A.	67,280	896,613
Pirelli & C S.p.A.	95,251	507,785
Poste Italiane S.p.A.	56,570	646,227
Prysmian S.p.A.	24,030	958,200
Snam S.p.A.	194,364	1,021,726
Stellantis N.V.	507,695	10,416,826
Telecom Italia S.p.A. *	9,401,778	2,710,264
Tenaris S.A.	42,332	703,453

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Terna - Rete Elettrica Nazionale	94,173	795,668
UniCredit S.p.A.	321,755	8,146,916
Unipol Gruppo S.p.A.	112,827	628,186
		67,186,516

Japan 27.0%
Advantest Corp.	8,500	1,175,634
Aeon Co., Ltd.	129,900	2,813,457
AGC, Inc.	51,200	1,850,042
Air Water, Inc.	50,100	705,592
Aisin Corp.	82,900	2,693,843
Ajinomoto Co., Inc.	39,300	1,531,320
Alfresa Holdings Corp.	106,100	1,692,053
Alps Alpine Co., Ltd.	97,500	861,798
Amada Co., Ltd.	68,200	671,192
Asahi Group Holdings Ltd.	64,800	2,547,240
Asahi Kasei Corp.	384,300	2,618,908
Astellas Pharma, Inc.	184,100	2,691,974
Bandai Namco Holdings, Inc.	53,600	1,212,676
Bridgestone Corp.	118,076	4,899,610
Brother Industries Ltd.	65,300	1,017,891
Canon, Inc.	189,500	4,897,700
Central Japan Railway Co.	28,100	3,580,874
Chubu Electric Power Co., Inc.	277,985	3,482,539
Chugai Pharmaceutical Co., Ltd.	31,700	943,431
Coca-Cola Bottlers Japan Holdings, Inc.	64,200	739,345
COMSYS Holdings Corp.	28,500	569,676
Concordia Financial Group Ltd.	129,600	592,793
Cosmo Energy Holdings Co., Ltd.	36,800	1,140,989
Dai Nippon Printing Co., Ltd.	61,600	1,751,040
Daicel Corp.	81,900	758,931
Daido Steel Co., Ltd.	13,800	591,642
Daifuku Co., Ltd.	27,670	591,782
Dai-ichi Life Holdings, Inc.	157,800	3,224,124
Daiichi Sankyo Co., Ltd.	57,760	1,778,985
Daikin Industries Ltd.	18,900	3,821,556
Daito Trust Construction Co., Ltd.	14,800	1,592,013
Daiwa House Industry Co., Ltd.	186,781	5,076,504
Daiwa Securities Group, Inc.	198,300	1,074,966
Daiwabo Holdings Co., Ltd.	32,370	627,324
Denka Co., Ltd.	27,900	551,161
Denso Corp.	76,300	5,312,577
Dentsu Group, Inc.	24,701	826,529
DIC Corp.	39,700	749,402
Dowa Holdings Co., Ltd.	13,770	444,714
East Japan Railway Co.	66,518	3,765,858
Ebara Corp.	15,700	741,951
EDION Corp.	53,600	551,133
Eisai Co., Ltd.	22,800	1,438,534
Electric Power Development Co., Ltd.	68,700	1,086,868
ENEOS Holdings, Inc.	1,771,350	6,426,703
Exeo Group, Inc.	30,901	642,492
FANUC Corp.	64,700	1,979,330
Fast Retailing Co., Ltd.	6,600	1,653,384
Fuji Electric Co., Ltd.	20,400	922,275
FUJIFILM Holdings Corp.	50,000	2,903,281
Fujikura Ltd.	65,300	545,985
Fujitsu Ltd.	31,500	4,078,928
Furukawa Electric Co., Ltd.	34,500	662,387
GS Yuasa Corp.	25,319	509,468
Hakuhodo DY Holdings, Inc.	61,700	709,823
Hankyu Hanshin Holdings, Inc.	28,900	960,141
Hanwa Co., Ltd.	24,400	834,642
Haseko Corp.	78,500	1,021,975
Hino Motors Ltd. *	180,665	724,611
Hitachi Construction Machinery Co., Ltd.	23,850	715,703
Hitachi Ltd.	153,900	10,074,984
Hokkaido Electric Power Co., Inc. *	139,100	648,725
SECURITY	NUMBER OF SHARES	VALUE ($)
Honda Motor Co., Ltd.	605,100	19,291,428
Hoya Corp.	14,750	1,717,775
Idemitsu Kosan Co., Ltd.	114,769	2,423,557
IHI Corp.	29,900	735,162
Iida Group Holdings Co., Ltd.	50,300	882,387
INFRONEER Holdings, Inc.	45,400	442,107
Inpex Corp.	177,000	2,285,463
Isetan Mitsukoshi Holdings Ltd.	91,100	988,332
Isuzu Motors Ltd.	135,700	1,762,844
ITOCHU Corp.	211,700	8,562,270
Itoham Yonekyu Holdings, Inc.	87,961	446,384
Iwatani Corp.	14,151	755,370
J. Front Retailing Co., Ltd.	53,600	521,714
Japan Exchange Group, Inc.	30,500	531,407
Japan Post Holdings Co., Ltd.	508,800	3,715,556
Japan Post Insurance Co., Ltd.	52,000	840,329
Japan Tobacco, Inc.	180,800	4,011,879
JFE Holdings, Inc.	236,800	3,830,455
JGC Holdings Corp.	42,400	594,471
JSR Corp.	24,300	697,087
JTEKT Corp.	123,100	1,161,150
Kajima Corp.	136,900	2,163,356
Kaneka Corp.	26,900	792,572
Kanematsu Corp.	37,367	548,156
Kao Corp.	63,647	2,418,051
Kawasaki Heavy Industries Ltd.	42,000	1,071,135
Kawasaki Kisen Kaisha Ltd.	21,000	633,247
KDDI Corp.	271,800	7,999,535
Kewpie Corp.	32,700	529,851
Keyence Corp.	3,692	1,656,755
Kikkoman Corp.	12,800	737,675
Kinden Corp.	45,000	620,623
Kintetsu Group Holdings Co., Ltd.	18,000	603,839
Kirin Holdings Co., Ltd.	128,600	1,899,478
Kobe Steel Ltd.	211,900	2,317,621
Koito Manufacturing Co., Ltd.	56,900	1,046,244
Komatsu Ltd.	163,300	4,574,757
Konica Minolta, Inc.	248,000	919,247
K's Holdings Corp.	77,300	709,482
Kubota Corp.	149,800	2,262,874
Kuraray Co., Ltd.	113,200	1,139,081
Kurita Water Industries Ltd.	10,953	440,477
Kyocera Corp.	46,100	2,480,736
Kyushu Electric Power Co., Inc. *	276,800	1,879,477
Kyushu Railway Co.	27,300	598,631
Lion Corp.	41,421	395,781
Lixil Corp.	75,400	963,599
Makita Corp.	40,790	1,145,426
Marubeni Corp.	284,700	5,040,612
MatsukiyoCocokara & Co.	15,200	889,528
Mazda Motor Corp.	301,900	2,994,996
Medipal Holdings Corp.	78,472	1,345,524
MEIJI Holdings Co., Ltd.	65,600	1,515,615
MINEBEA MITSUMI, Inc.	65,900	1,220,651
MISUMI Group, Inc.	25,400	464,671
Mitsubishi Chemical Group Corp.	492,400	2,945,451
Mitsubishi Corp.	232,200	11,880,851
Mitsubishi Electric Corp.	515,700	7,442,134
Mitsubishi Estate Co., Ltd.	145,600	1,784,428
Mitsubishi Gas Chemical Co., Inc.	52,387	785,728
Mitsubishi Heavy Industries Ltd.	70,200	3,330,571
Mitsubishi Materials Corp.	69,500	1,242,351
Mitsubishi Motors Corp.	161,400	651,818
Mitsubishi Shokuhin Co., Ltd.	18,714	498,671
Mitsubishi UFJ Financial Group, Inc.	1,452,434	11,695,359
Mitsui & Co., Ltd.	235,700	9,199,389
Mitsui Chemicals, Inc.	55,400	1,592,969
Mitsui Fudosan Co., Ltd.	124,100	2,549,627
Mitsui Mining & Smelting Co., Ltd.	22,100	522,373

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsui O.S.K. Lines Ltd.	45,300	1,171,087
Mizuho Financial Group, Inc.	364,921	6,191,018
Morinaga Milk Industry Co., Ltd.	14,134	476,040
MS&AD Insurance Group Holdings, Inc.	77,390	2,878,391
Murata Manufacturing Co., Ltd.	55,500	3,296,794
Nagase & Co., Ltd.	45,400	780,602
Nagoya Railroad Co., Ltd.	34,100	549,090
NEC Corp.	65,900	3,334,237
NGK Insulators Ltd.	54,700	670,855
NH Foods Ltd.	43,500	1,255,097
NHK Spring Co., Ltd.	67,600	541,657
Nichirei Corp.	26,600	606,849
Nidec Corp.	30,300	1,809,666
Nikon Corp.	66,900	884,269
Nintendo Co., Ltd.	72,900	3,297,612
Nippon Electric Glass Co., Ltd.	25,400	461,357
Nippon Light Metal Holdings Co., Ltd.	42,520	454,006
Nippon Paper Industries Co., Ltd. *	91,300	887,306
Nippon Steel Corp.	243,600	5,567,811
Nippon Telegraph & Telephone Corp.	5,914,325	6,782,063
Nippon Yusen K.K.	76,700	1,865,816
Nissan Chemical Corp.	9,864	443,245
Nissan Motor Co., Ltd.	1,060,700	4,672,539
Nisshin Seifun Group, Inc.	61,630	764,274
Nissin Foods Holdings Co., Ltd.	6,200	522,756
Nissui Corp.	114,657	546,031
Niterra Co., Ltd.	39,000	824,656
Nitori Holdings Co., Ltd.	7,500	918,394
Nitto Denko Corp.	25,600	1,820,441
NOK Corp.	59,400	894,413
Nomura Holdings, Inc.	436,500	1,805,788
Nomura Real Estate Holdings, Inc.	21,300	528,304
Nomura Research Institute Ltd.	21,800	619,445
NSK Ltd.	161,200	1,043,381
NTT Data Corp.	82,800	1,151,847
Obayashi Corp.	238,802	2,207,923
Oji Holdings Corp.	354,800	1,400,856
Olympus Corp.	55,700	908,853
Omron Corp.	22,683	1,217,539
Ono Pharmaceutical Co., Ltd.	31,400	575,415
Oriental Land Co., Ltd.	16,200	621,327
ORIX Corp.	157,400	3,027,828
Osaka Gas Co., Ltd.	106,500	1,675,760
Otsuka Corp.	17,100	712,101
Otsuka Holdings Co., Ltd.	59,000	2,169,271
PALTAC Corp.	14,300	480,461
Pan Pacific International Holdings Corp.	29,500	583,262
Panasonic Holdings Corp.	681,650	8,413,866
Penta-Ocean Construction Co., Ltd.	93,614	508,129
Persol Holdings Co., Ltd.	29,200	577,594
Recruit Holdings Co., Ltd.	92,500	3,203,798
Renesas Electronics Corp. *	58,800	1,134,477
Rengo Co., Ltd.	80,617	513,463
Resona Holdings, Inc.	250,158	1,361,881
Resonac Holdings Corp.	60,300	987,820
Ricoh Co., Ltd.	201,600	1,793,366
Rohm Co., Ltd.	9,900	927,712
Ryohin Keikaku Co., Ltd.	54,700	710,289
San-Ai Obbli Co., Ltd.	20,200	230,021
Sankyu, Inc.	14,900	516,690
Santen Pharmaceutical Co., Ltd.	60,900	532,164
Sanwa Holdings Corp.	42,430	577,054
SBI Holdings, Inc.	32,800	692,647
Secom Co., Ltd.	25,700	1,724,594
Seiko Epson Corp.	64,000	1,050,989
Seino Holdings Co., Ltd.	59,800	941,164
Sekisui Chemical Co., Ltd.	86,700	1,316,930
Sekisui House Ltd.	132,483	2,702,878
Seven & i Holdings Co., Ltd.	123,500	5,123,407
SECURITY	NUMBER OF SHARES	VALUE ($)
SG Holdings Co., Ltd.	61,600	898,960
Sharp Corp. *	58,500	347,850
Shikoku Electric Power Co., Inc. *	78,800	555,135
Shimadzu Corp.	20,000	607,416
Shimamura Co., Ltd.	6,100	604,118
Shimano, Inc.	5,200	783,781
Shimizu Corp.	202,800	1,397,198
Shin-Etsu Chemical Co., Ltd.	161,300	5,314,003
Shionogi & Co., Ltd.	22,900	959,694
Shiseido Co., Ltd.	28,100	1,232,018
SMC Corp.	3,100	1,619,945
Softbank Corp.	496,600	5,514,494
SoftBank Group Corp.	269,200	13,692,156
Sohgo Security Services Co., Ltd.	82,005	501,375
Sojitz Corp.	59,660	1,416,464
Sompo Holdings, Inc.	51,600	2,281,274
Sony Group Corp.	94,807	8,880,214
Stanley Electric Co., Ltd.	33,875	625,986
Subaru Corp.	216,400	4,101,552
SUMCO Corp.	38,800	565,390
Sumitomo Chemical Co., Ltd.	562,300	1,734,222
Sumitomo Corp.	228,100	4,893,402
Sumitomo Electric Industries Ltd.	295,900	3,794,019
Sumitomo Forestry Co., Ltd.	33,900	818,004
Sumitomo Heavy Industries Ltd.	44,800	1,102,699
Sumitomo Metal Mining Co., Ltd.	39,200	1,353,780
Sumitomo Mitsui Financial Group, Inc.	182,010	8,527,468
Sumitomo Mitsui Trust Holdings, Inc.	44,700	1,738,906
Sumitomo Realty & Development Co., Ltd.	51,800	1,388,210
Sumitomo Rubber Industries Ltd.	85,400	873,212
Sundrug Co., Ltd.	16,462	485,948
Suntory Beverage & Food Ltd.	19,600	697,701
Suzuken Co., Ltd.	42,630	1,244,696
Suzuki Motor Corp.	111,400	4,474,444
Sysmex Corp.	10,400	704,237
T&D Holdings, Inc.	66,150	1,075,520
Taiheiyo Cement Corp.	65,142	1,360,444
Taisei Corp.	49,600	1,879,662
Taiyo Yuden Co., Ltd.	16,300	486,055
Takashimaya Co., Ltd.	40,300	585,820
Takeda Pharmaceutical Co., Ltd.	187,021	5,718,137
TDK Corp.	52,700	2,018,845
Teijin Ltd.	96,500	1,032,138
Terumo Corp.	38,900	1,273,939
The Chugoku Electric Power Co., Inc. *	139,800	970,142
The Kansai Electric Power Co., Inc.	262,900	3,453,791
The Yokohama Rubber Co., Ltd.	34,800	780,336
TIS, Inc.	22,000	558,003
Tobu Railway Co., Ltd.	26,000	688,012
Toho Gas Co., Ltd.	27,400	513,379
Toho Holdings Co., Ltd.	32,200	627,825
Tohoku Electric Power Co., Inc. *	364,300	2,423,040
Tokio Marine Holdings, Inc.	191,200	4,396,640
Tokuyama Corp.	30,775	529,384
Tokyo Electric Power Co. Holdings, Inc. *	1,188,900	4,721,170
Tokyo Electron Ltd.	28,000	4,202,434
Tokyo Gas Co., Ltd.	116,600	2,644,028
Tokyu Corp.	68,000	862,762
Tokyu Fudosan Holdings Corp.	130,100	773,437
Toppan, Inc.	84,400	1,986,651
Toray Industries, Inc.	414,200	2,319,276
Toshiba Corp.	74,500	2,405,323
Tosoh Corp.	102,900	1,344,972
TOTO Ltd.	21,200	651,733
Toyo Seikan Group Holdings Ltd.	59,600	968,853
Toyo Suisan Kaisha Ltd.	13,447	556,197
Toyoda Gosei Co., Ltd.	30,500	651,001
Toyota Industries Corp.	28,300	2,045,160

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Toyota Motor Corp.	1,984,890	33,373,442
Toyota Tsusho Corp.	67,900	3,972,500
TS Tech Co., Ltd.	40,200	519,372
Tsuruha Holdings, Inc.	9,900	760,283
UBE Corp.	49,300	899,831
Unicharm Corp.	21,200	784,371
West Japan Railway Co.	38,863	1,596,661
Yakult Honsha Co., Ltd.	8,900	493,824
Yamada Holdings Co., Ltd.	343,200	1,036,854
Yamaha Corp.	16,500	639,345
Yamaha Motor Co., Ltd.	75,000	2,199,667
Yamato Holdings Co., Ltd.	96,300	1,803,503
Yamazaki Baking Co., Ltd.	47,400	682,151
Yaskawa Electric Corp.	16,600	721,607
Yokogawa Electric Corp.	31,500	591,535
Z Holdings Corp.	241,100	672,189
		590,061,039

Netherlands 2.8%
Aalberts N.V.	10,944	493,843
ABN AMRO Bank N.V., GDR	91,202	1,550,726
Aegon N.V.	351,140	1,906,086
Akzo Nobel N.V.	43,210	3,696,530
APERAM S.A.	14,285	450,821
ArcelorMittal S.A.	200,435	5,796,936
ASML Holding N.V.	7,936	5,684,309
ASR Nederland N.V.	23,953	1,085,775
DSM-Firmenich AG	14,969	1,654,071
EXOR N.V.	48,834	4,563,320
Heineken Holding N.V.	15,461	1,267,418
Heineken N.V.	18,266	1,787,903
ING Groep N.V.	531,133	7,752,769
Koninklijke Ahold Delhaize N.V.	254,654	8,777,571
Koninklijke KPN N.V.	456,470	1,651,625
Koninklijke Philips N.V.	213,894	4,443,356
NN Group N.V.	64,591	2,476,091
Prosus N.V. *	6,836	540,778
Randstad N.V.	34,236	2,005,733
SBM Offshore N.V.	33,405	485,307
Signify N.V.	29,777	936,233
Wolters Kluwer N.V.	10,317	1,295,568
		60,302,769

New Zealand 0.1%
Fletcher Building Ltd.	204,760	709,942
Spark New Zealand Ltd.	194,295	625,541
		1,335,483

Norway 0.6%
Aker BP A.S.A.	16,476	461,535
DNB Bank A.S.A.	114,048	2,350,242
Equinor A.S.A.	128,690	3,936,431
Mowi A.S.A.	60,544	1,064,358
Norsk Hydro A.S.A.	210,507	1,378,698
Orkla A.S.A.	108,864	859,027
Subsea 7 S.A.	54,474	732,084
Telenor A.S.A.	163,958	1,755,161
Yara International A.S.A.	31,568	1,289,299
		13,826,835

Poland 0.3%
KGHM Polska Miedz S.A.	27,234	842,253
Orlen S.A.	210,870	3,758,453
PGE Polska Grupa Energetyczna S.A. *	346,729	737,483
SECURITY	NUMBER OF SHARES	VALUE ($)
Powszechna Kasa Oszczednosci Bank Polski S.A.	92,325	936,732
Powszechny Zaklad Ubezpieczen S.A.	116,888	1,182,082
		7,457,003

Portugal 0.2%
EDP - Energias de Portugal S.A.	423,948	1,980,617
Galp Energia, SGPS, S.A.	111,882	1,486,868
Jeronimo Martins, SGPS, S.A.	28,622	779,256
		4,246,741

Republic of Korea 6.5%
Amorepacific Corp.	4,831	426,706
BNK Financial Group, Inc.	105,435	559,182
CJ CheilJedang Corp.	2,616	574,265
CJ Corp.	12,785	649,959
Coway Co., Ltd.	11,093	356,487
DB Insurance Co., Ltd.	14,477	856,030
DL E&C Co., Ltd.	12,749	306,109
Doosan Enerbility Co., Ltd. *	36,361	499,091
E-MART, Inc.	14,614	867,449
GS Engineering & Construction Corp.	32,340	371,010
GS Holdings Corp.	30,768	909,176
Hana Financial Group, Inc.	69,524	2,142,417
Hankook Tire & Technology Co., Ltd.	26,677	809,148
Hanwha Corp.	38,686	936,386
Hanwha Galleria Co. Ltd. *	15,329	15,843
Hanwha Solutions Corp. *	13,592	403,400
HD Hyundai Co., Ltd.	19,973	964,519
HMM Co., Ltd.	24,080	330,522
Hyundai Engineering & Construction Co., Ltd.	28,169	826,742
Hyundai Glovis Co., Ltd.	6,317	863,774
Hyundai Marine & Fire Insurance Co., Ltd.	23,609	530,065
Hyundai Mobis Co., Ltd.	21,228	3,878,702
Hyundai Motor Co.	36,213	5,567,872
Hyundai Steel Co.	54,571	1,547,037
Industrial Bank of Korea	76,470	623,428
KB Financial Group, Inc.	74,847	2,997,727
Kia Corp.	67,178	4,359,806
Korea Electric Power Corp. *	208,880	3,147,344
Korea Gas Corp. *	19,586	381,166
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	9,883	956,646
Korea Zinc Co., Ltd.	1,553	601,605
Korean Air Lines Co., Ltd.	30,934	597,095
KT&G Corp.	18,258	1,181,436
Kumho Petrochemical Co., Ltd.	4,274	402,477
LG Chem Ltd.	4,475	2,276,458
LG Corp.	10,029	656,541
LG Display Co., Ltd. *	152,810	1,615,684
LG Electronics, Inc.	40,249	3,426,050
LG H&H Co., Ltd.	1,501	503,619
LG Innotek Co., Ltd.	2,374	492,260
LG Uplus Corp.	101,525	796,865
Lotte Chemical Corp.	8,345	986,050
Lotte Shopping Co., Ltd.	8,179	449,164
NAVER Corp.	4,926	877,652
POSCO Holdings, Inc.	29,844	15,037,831
Posco International Corp.	27,977	1,979,736
Samsung C&T Corp.	15,629	1,266,271
Samsung Electro-Mechanics Co., Ltd.	9,353	1,066,980
Samsung Electronics Co., Ltd.	834,728	45,703,522
Samsung Fire & Marine Insurance Co., Ltd.	8,662	1,655,712

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Samsung Life Insurance Co., Ltd.	16,453	900,114
Samsung SDI Co., Ltd.	2,036	1,062,801
Samsung SDS Co., Ltd.	7,290	733,909
Shinhan Financial Group Co., Ltd.	104,892	2,886,973
SK Hynix, Inc.	101,770	9,855,912
SK Innovation Co., Ltd. *	16,924	2,870,634
SK, Inc.	19,998	2,397,044
S-Oil Corp.	9,592	563,858
Woori Financial Group, Inc.	145,845	1,332,902
		141,835,163

Singapore 0.7%
ComfortDelGro Corp., Ltd.	568,500	539,189
DBS Group Holdings Ltd.	123,444	3,184,490
Jardine Cycle & Carriage Ltd.	21,400	552,330
Keppel Corp., Ltd.	141,000	783,006
Oversea-Chinese Banking Corp., Ltd.	276,944	2,771,587
Singapore Airlines Ltd.	133,070	753,845
Singapore Telecommunications Ltd.	940,386	1,886,475
United Overseas Bank Ltd.	99,552	2,258,186
Venture Corp., Ltd.	41,000	462,230
Wilmar International Ltd.	507,266	1,473,979
		14,665,317

Spain 3.1%
Acciona S.A.	2,210	331,276
Acerinox S.A.	50,642	533,129
ACS, Actividades de Construccion y Servicios S.A.	59,143	2,068,748
Aena SME S.A.	5,186	828,163
Amadeus IT Group S.A.	19,951	1,431,207
Banco Bilbao Vizcaya Argentaria S.A.	1,242,538	9,848,821
Banco De Sabadell S.A.	1,422,128	1,752,592
Banco Santander S.A.	4,652,874	18,854,754
CaixaBank S.A.	224,038	906,279
Enagas S.A.	29,625	525,741
Endesa S.A.	56,586	1,212,799
Ferrovial SE	22,643	750,365
Grifols S.A. *	46,985	690,224
Iberdrola S.A.	684,606	8,544,938
Industria de Diseno Textil S.A.	85,904	3,288,218
Mapfre S.A.	256,827	533,804
Naturgy Energy Group S.A.	30,405	927,070
Redeia Corp S.A.	42,403	709,218
Repsol S.A.	337,180	5,147,869
Telefonica S.A.	2,153,084	9,173,781
		68,058,996

Sweden 1.9%
Alfa Laval AB	20,844	780,264
Assa Abloy AB, B Shares	61,975	1,490,058
Atlas Copco AB, A Shares	128,870	1,830,712
Atlas Copco AB, B Shares	74,854	924,366
Boliden AB *	41,481	1,219,925
Electrolux AB, B Shares *	53,684	663,064
Epiroc AB, A Shares	33,625	671,344
Epiroc AB, B Shares	17,150	291,363
Essity AB, B Shares	66,206	1,641,663
H & M Hennes & Mauritz AB, B Shares	137,738	2,316,721
Hexagon AB, B Shares	77,332	749,796
Husqvarna AB, B Shares	64,755	635,153
Industrivarden AB, A Shares	11,179	317,450
Industrivarden AB, C Shares	9,867	279,540
Investor AB, A Shares	45,054	914,975
Investor AB, B Shares	150,403	3,071,829
Sandvik AB	95,833	1,946,610
SECURITY	NUMBER OF SHARES	VALUE ($)
Securitas AB, B Shares	113,477	965,891
Skandinaviska Enskilda Banken AB, A Shares	130,313	1,579,684
Skanska AB, B Shares	84,366	1,345,586
SKF AB, B Shares	68,026	1,296,060
SSAB AB, A Shares	54,706	347,134
SSAB AB, B Shares	140,829	861,585
Svenska Cellulosa AB, S.C.A., B Shares	40,889	543,311
Svenska Handelsbanken AB, A Shares	156,334	1,372,606
Swedbank AB, A Shares	127,907	2,346,030
Tele2 AB, B Shares	77,273	581,445
Telefonaktiebolaget LM Ericsson, B Shares	358,515	1,803,500
Telia Co. AB	666,012	1,431,247
Trelleborg AB, B Shares	24,050	640,275
Volvo AB, A Shares	33,421	757,853
Volvo AB, B Shares	240,367	5,302,163
Volvo Car AB, B Shares *	53,522	264,559
		41,183,762

Switzerland 4.8%
ABB Ltd.	110,414	4,430,639
Adecco Group AG	62,802	2,559,453
Alcon, Inc.	18,626	1,584,916
Baloise Holding AG	4,188	648,256
Barry Callebaut AG	236	442,500
Chocoladefabriken Lindt & Spruengli AG	4	486,142
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	37	452,519
Cie Financiere Richemont S.A., Class A	23,367	3,762,853
DKSH Holding AG	6,586	531,444
Galenica AG	5,159	415,197
Geberit AG	2,111	1,197,997
Georg Fischer AG	7,824	534,350
Givaudan S.A.	366	1,235,422
Helvetia Holding AG	3,375	499,443
Holcim Ltd. *	85,451	5,955,671
Julius Baer Group Ltd.	13,984	990,452
Kuehne & Nagel International AG	3,311	1,035,998
Logitech International S.A.	10,207	721,624
Lonza Group AG	1,871	1,087,118
Nestle S.A.	161,370	19,770,912
Novartis AG	126,549	13,249,317
Partners Group Holding AG	754	846,466
Roche Holding AG	52,633	16,318,932
Roche Holding AG, Bearer Shares	2,107	698,620
Schindler Holding AG	1,557	361,008
Schindler Holding AG, Participation Certificates	2,973	721,894
SGS S.A.	10,005	971,436
Sika AG	4,572	1,422,978
Sonova Holding AG	2,115	589,546
Swiss Life Holding AG	2,828	1,798,195
Swiss Prime Site AG	5,544	536,711
Swiss Re AG	30,477	3,179,949
Swisscom AG	2,989	1,922,093
The Swatch Group AG	7,118	427,455
The Swatch Group AG, Bearer Shares	3,632	1,162,387
UBS Group AG	310,004	6,878,639
Zurich Insurance Group AG	12,738	6,158,804
		105,587,336

United Kingdom 14.6%
3i Group plc	60,660	1,539,014
abrdn plc	606,837	1,805,928
Admiral Group plc	22,238	607,164
Anglo American plc	182,104	5,600,021

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Antofagasta plc	36,224	779,169
Ashtead Group plc	27,773	2,054,752
Associated British Foods plc	69,313	1,824,110
AstraZeneca plc	49,142	7,060,536
Aviva plc	538,894	2,684,857
B&M European Value Retail S.A.	115,594	821,054
BAE Systems plc	269,943	3,228,260
Balfour Beatty plc	134,274	602,088
Barclays plc	2,720,728	5,398,771
Barratt Developments plc	256,918	1,503,897
Bellway plc	33,525	953,334
Berkeley Group Holdings plc	18,325	1,021,760
BP plc	4,004,366	24,844,880
British American Tobacco plc	318,142	10,698,511
BT Group plc	2,540,382	3,980,741
Bunzl plc	28,822	1,068,371
Burberry Group plc	35,006	999,254
Centrica plc	1,470,538	2,606,014
Coca-Cola HBC AG *	23,524	692,145
Compass Group plc	139,134	3,619,937
CRH plc	100,793	6,032,142
Croda International plc	6,211	470,255
Currys plc	1,149,702	787,163
DCC plc	25,347	1,467,559
Diageo plc	94,567	4,127,117
Direct Line Insurance Group plc *	436,991	843,852
Dowlais Group PLC *	156,325	246,662
DS Smith plc	266,236	1,058,514
Entain plc	37,074	660,342
Experian plc	37,065	1,432,398
Ferguson plc	19,019	3,058,642
FirstGroup plc	422,412	791,127
Flutter Entertainment plc *	4,092	814,444
Glencore plc	2,830,727	17,214,878
GSK plc	435,933	7,760,116
Haleon plc	514,624	2,221,334
Hays plc	441,447	607,381
HSBC Holdings plc	2,176,326	18,077,462
IMI plc	25,059	523,919
Imperial Brands plc	175,518	4,146,689
Inchcape plc	83,354	876,635
Informa plc	82,487	802,588
International Distributions Services plc *	490,409	1,675,125
Intertek Group plc	13,695	767,173
ITV plc	810,194	752,413
J Sainsbury plc	714,556	2,544,165
John Wood Group plc *	430,642	818,565
Johnson Matthey plc	59,862	1,384,449
Kingfisher plc	725,105	2,286,524
Land Securities Group plc	54,790	455,019
Legal & General Group plc	759,700	2,276,718
Lloyds Banking Group plc	11,617,154	6,711,779
London Stock Exchange Group plc	6,316	685,884
M&G plc	878,775	2,263,636
Man Group plc	148,849	456,310
Marks & Spencer Group plc *	784,122	2,077,065
Melrose Industries plc	155,224	1,056,386
Mondi plc	105,547	1,851,357
National Grid plc	415,763	5,510,861
NatWest Group plc	467,461	1,467,378
Next plc	10,837	980,107
Pearson plc	84,390	933,484
Persimmon plc	109,624	1,629,772
Phoenix Group Holdings plc	80,451	568,396
Prudential plc	195,264	2,711,499
Reckitt Benckiser Group plc	37,077	2,777,514
RELX plc	83,612	2,814,105
Rentokil Initial plc	88,671	723,037
Rio Tinto plc	185,079	12,233,299
SECURITY	NUMBER OF SHARES	VALUE ($)
Severn Trent plc	22,723	744,720
Shell plc	1,687,615	51,147,817
Smith & Nephew plc	87,155	1,325,889
Smiths Group plc	34,296	747,984
Smurfit Kappa Group plc	40,914	1,630,284
Spectris plc	11,879	536,070
SSE plc	147,066	3,180,027
St. James's Place plc	33,722	407,062
Standard Chartered plc	275,676	2,648,018
Tate & Lyle plc	62,231	596,186
Taylor Wimpey plc	1,017,593	1,493,683
Tesco plc	2,019,259	6,687,929
The Sage Group plc	62,803	755,431
Travis Perkins plc	67,410	753,991
Unilever plc	216,066	11,609,852
United Utilities Group plc	65,117	835,031
Vodafone Group plc	10,478,741	9,968,004
Whitbread plc	15,567	699,287
WPP plc	169,947	1,855,605
		318,050,677
Total Common Stocks (Cost $1,709,001,577)		2,144,680,182

PREFERRED STOCKS 1.1% OF NET ASSETS

Germany 0.6%
Bayerische Motoren Werke AG	14,418	1,619,878
FUCHS SE	14,545	602,071
Henkel AG & Co. KGaA	25,784	1,989,657
Volkswagen AG	72,548	9,610,838
		13,822,444

Italy 0.1%
Telecom Italia S.p.A. - RSP *	5,334,029	1,495,580

Republic of Korea 0.4%
Hyundai Motor Co., Ltd.	5,578	469,189
Hyundai Motor Co., Ltd. 2nd	9,280	789,326
LG Chem Ltd.	773	238,226
LG H&H Co., Ltd.	418	59,546
Samsung Electronics Co., Ltd.	147,058	6,623,603
		8,179,890

Spain 0.0%
Grifols S.A., B Shares *	33,659	355,539
Total Preferred Stocks (Cost $22,515,310)		23,853,453

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19% (b)(c)	554,117	554,117
Total Short-Term Investments (Cost $554,117)		554,117
Total Investments in Securities (Cost $1,732,071,004)		2,169,087,752

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/15/23	129	14,227,410	38,676

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $493,205.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$1,553,383,534	$—	$1,553,383,534
Canada	142,312,863	—	—	142,312,863
Ireland	2,571,343	—	—	2,571,343
Netherlands	1,654,071	58,648,698	—	60,302,769
Spain	750,365	67,308,631	—	68,058,996
United Kingdom	2,232,099	315,818,578	—	318,050,677
Preferred Stocks[1]	—	23,853,453	—	23,853,453
Short-Term Investments[1]	554,117	—	—	554,117
Futures Contracts[2]	38,676	—	—	38,676
Total	$150,113,534	$2,019,012,894	$—	$2,169,126,428

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental International Small Company Index Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Australia 5.3%
Adbri Ltd. *	269,179	451,229
ALS Ltd.	52,465	414,962
Ansell Ltd.	36,651	595,201
Appen Ltd. *	33,745	51,632
ARB Corp., Ltd.	6,861	144,039
ASX Ltd.	11,045	461,445
Austal Ltd.	160,621	237,701
Bank of Queensland Ltd.	134,478	546,484
Bapcor Ltd.	67,552	284,199
Beach Energy Ltd.	472,378	515,074
Bega Cheese Ltd.	106,562	233,404
Bendigo & Adelaide Bank Ltd.	121,467	764,908
Boral Ltd. *	130,702	383,733
Breville Group Ltd.	15,201	231,272
carsales.com Ltd.	16,145	269,876
Challenger Ltd.	85,774	414,581
Champion Iron Ltd.	58,022	235,076
Charter Hall Group	29,444	226,947
Charter Hall Retail REIT	55,279	139,581
Cleanaway Waste Management Ltd.	246,920	458,303
Cochlear Ltd.	3,210	516,400
Collins Foods Ltd.	23,434	158,173
Coronado Global Resources, Inc.	201,329	226,510
Costa Group Holdings Ltd.	105,762	235,880
Credit Corp. Group Ltd.	9,087	144,693
Cromwell Property Group	278,755	103,199
CSR Ltd.	176,716	681,668
Dexus	117,363	649,580
Domino's Pizza Enterprises Ltd.	5,390	178,329
Eagers Automotive Ltd.	51,998	517,190
Elders Ltd.	41,461	203,276
Event Hospitality & Entertainment Ltd.	19,746	162,480
Evolution Mining Ltd.	392,990	986,585
FleetPartners Group Ltd. *	156,523	270,462
Flight Centre Travel Group Ltd. *	24,230	381,319
G.U.D. Holdings Ltd.	21,288	142,981
G8 Education Ltd.	288,679	213,611
GrainCorp Ltd., Class A	92,087	501,255
Harvey Norman Holdings Ltd.	187,726	477,587
Healius Ltd.	132,907	256,793
Helia Group Ltd.	125,923	328,775
IGO Ltd.	27,597	257,874
Iluka Resources Ltd.	34,446	237,917
Inghams Group Ltd.	62,642	118,072
Insignia Financial Ltd.	150,668	302,740
InvoCare Ltd.	17,303	142,283
IRESS Ltd.	30,772	215,118
Link Administration Holdings Ltd.	118,267	121,818
Lynas Rare Earths Ltd. *	10,521	47,684
Magellan Financial Group Ltd.	45,367	285,177
McMillan Shakespeare Ltd.	17,308	230,477
Monadelphous Group Ltd.	30,658	281,473
SECURITY	NUMBER OF SHARES	VALUE ($)
National Storage REIT	40,241	62,854
nib Holdings Ltd.	80,556	448,608
Nine Entertainment Co. Holdings Ltd.	248,019	357,673
Northern Star Resources Ltd.	82,836	646,635
NRW Holdings Ltd.	201,732	373,968
Nufarm Ltd.	104,681	378,978
oOh!media Ltd.	151,005	141,845
Orora Ltd.	331,445	800,608
Perenti Ltd. *	478,139	384,865
Perpetual Ltd.	23,440	389,103
Perseus Mining Ltd.	104,936	123,382
Platinum Asset Management Ltd.	180,598	192,699
Premier Investments Ltd.	12,697	189,311
Qantas Airways Ltd. *	185,744	816,117
Qube Holdings Ltd.	210,411	416,482
Ramelius Resources Ltd.	218,567	188,903
REA Group Ltd.	1,916	203,122
Reece Ltd.	26,210	346,100
Region RE Ltd.	106,222	173,039
Regis Resources Ltd. *	266,667	303,286
Reliance Worldwide Corp., Ltd.	125,293	355,949
Sandfire Resources Ltd. *	86,350	394,725
SEEK Ltd.	29,231	490,207
Service Stream Ltd.	291,631	178,259
Seven Group Holdings Ltd.	19,843	350,309
Sigma Healthcare Ltd.	348,303	183,843
Silver Lake Resources Ltd. *	160,870	97,109
Southern Cross Media Group Ltd.	228,145	144,312
St. Barbara Ltd. *	627,122	101,759
Steadfast Group Ltd.	50,854	199,513
Super Retail Group Ltd.	50,530	419,382
Tabcorp Holdings Ltd.	433,700	307,660
The GPT Group	187,923	549,272
The Lottery Corp., Ltd.	148,227	515,814
The Star Entertainment Grp Ltd. *	501,139	354,396
TPG Telecom Ltd.	38,232	129,068
United Malt Grp Ltd. *	84,869	275,088
Vicinity Ltd.	591,489	786,446
Virgin Australia Holdings Pty. Ltd. *(a)	176,214	0
Viva Energy Group Ltd.	409,166	868,081
Washington H Soul Pattinson & Co., Ltd.	17,169	380,939
Waypoint REIT Ltd.	64,716	114,112
Westgold Resources Ltd. *	68,150	76,423
Whitehaven Coal Ltd.	128,777	601,711
Yancoal Australia Ltd.	24,062	82,626
		31,531,607

Austria 0.6%
ANDRITZ AG	14,029	740,703
AT&S Austria Technologie & Systemtechnik AG	5,944	224,497
CA Immobilien Anlagen AG	4,231	134,930
EVN AG	9,950	235,854
Lenzing AG *	5,482	275,969
Mayr Melnhof Karton AG	2,510	383,181

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Oesterreichische Post AG	9,719	354,542
Strabag SE	10,044	421,458
UNIQA Insurance Group AG	30,567	249,678
Verbund AG	3,933	325,876
Vienna Insurance Group AG Wiener Versicherung Gruppe	11,692	312,715
		3,659,403

Belgium 1.0%
Ackermans & van Haaren N.V.	4,426	770,637
Aedifica S.A.	1,579	108,447
Barco N.V.	10,848	252,455
Bekaert S.A.	16,193	772,904
bpost S.A.	93,793	451,688
Cofinimmo S.A.	3,322	259,992
D'ieteren Group	2,842	496,344
Elia Group S.A./N.V.	3,450	424,781
Euronav N.V.	25,160	413,369
Fagron	8,275	147,251
Gimv N.V.	1,465	67,652
KBC Ancora	4,408	206,282
Lotus Bakeries N.V.	10	80,023
Melexis N.V.	2,280	245,796
Ontex Group N.V. *	73,406	629,104
Recticel S.A.	10,721	136,118
Sofina S.A.	2,079	494,329
Warehouses De Pauw CVA	6,326	186,916
		6,144,088

Canada 7.8%
Adentra, Inc.	6,551	173,034
Advantage Energy Ltd. *	11,072	78,087
Aecon Group, Inc.	42,530	353,812
Ag Growth International, Inc.	3,624	149,753
Air Canada *	38,728	713,677
Alamos Gold, Inc., Class A	38,072	470,324
Algoma Steel Group, Inc.	34,362	265,275
Allied Properties Real Estate Investment Trust	18,107	301,268
Altus Group Ltd.	3,545	118,368
Aritzia, Inc. *	4,158	79,114
Artis Real Estate Investment Trust	34,772	183,267
ATS Corp. *	4,945	224,253
AutoCanada, Inc. *	12,406	211,871
Badger Infrastructure Solutions Ltd.	7,394	179,993
Baytex Energy Corp. *	45,003	181,561
Birchcliff Energy Ltd.	36,974	220,950
BlackBerry Ltd. *	32,963	167,733
Boardwalk Real Estate Investment Trust	4,417	219,435
Bombardier, Inc., Class B *	14,047	703,051
Boralex, Inc., Class A	6,246	161,615
Boyd Group Services, Inc.	2,011	369,457
Brookfield Business Corp., Class A	6,094	124,639
Brookfield Infrastructure Corp., Class A	7,918	370,329
Brookfield Reinsurance Ltd. *	2,926	102,537
Brookfield Renewable Corp., Class A	7,662	238,811
BRP, Inc.	4,639	426,768
CAE, Inc. *	31,146	711,659
Cameco Corp.	22,096	776,833
Canaccord Genuity Group, Inc.	28,871	181,723
Canada Goose Holdings, Inc. *	3,104	56,635
Canadian Apartment Properties REIT	15,840	617,552
Canadian Western Bank	19,330	386,263
Canfor Corp. *	30,891	487,500
Capital Power Corp.	19,250	600,573
Cascades, Inc.	87,246	795,281
Celestica, Inc. *	63,220	1,389,387
SECURITY	NUMBER OF SHARES	VALUE ($)
Centerra Gold, Inc.	105,654	677,839
CES Energy Solutions Corp.	52,571	112,027
Chartwell Retirement Residences	42,715	324,254
Chemtrade Logistics Income Fund	45,420	303,454
Choice Properties Real Estate Investment Trust	24,511	258,558
Chorus Aviation, Inc. *	95,994	233,679
Cineplex, Inc. *	25,539	178,181
Cogeco Communications, Inc.	3,546	179,660
Cogeco, Inc.	6,227	246,407
Colliers International Group, Inc.	2,443	247,348
Crombie Real Estate Investment Trust	17,185	181,539
Definity Financial Corp.	2,675	67,329
Doman Building Materials Group Ltd.	37,373	191,874
Dorel Industries, Inc., Class B *	26,181	117,737
Dream Industrial Real Estate Investment Trust	13,582	146,156
Dream Office Real Estate Investment Trust	15,169	157,022
Dundee Precious Metals, Inc.	29,962	208,358
ECN Capital Corp.	47,523	94,423
Eldorado Gold Corp. *	32,328	316,992
Element Fleet Management Corp.	37,593	606,380
Enerflex Ltd.	67,830	550,397
Enerplus Corp.	23,574	394,375
Enghouse Systems Ltd.	4,888	110,686
Ensign Energy Services, Inc. *	52,791	100,085
EQB, Inc.	2,847	167,994
Equinox Gold Corp. *	18,350	96,297
ERO Copper Corp. *	3,770	90,630
Exchange Income Corp.	6,199	241,585
Extendicare, Inc.	22,776	124,705
Fiera Capital Corp., Class A	19,092	94,689
First Capital Real Estate Investment Trust	40,019	447,033
FirstService Corp.	2,206	345,492
Fortuna Silver Mines, Inc. *	48,916	174,349
Frontera Energy Corp. *	18,579	150,898
GFL Environmental, Inc.	4,504	153,805
Gibson Energy, Inc.	41,831	681,084
goeasy Ltd.	1,389	133,997
Granite Real Estate Investment Trust	3,207	188,337
H&R Real Estate Investment Trust	69,354	541,199
Home Capital Group, Inc.	10,494	340,768
Hudbay Minerals, Inc.	83,812	499,573
IAMGOLD Corp. *	246,075	671,801
IGM Financial, Inc.	16,800	523,499
Innergex Renewable Energy, Inc.	16,192	159,016
Interfor Corp. *	29,677	531,132
International Petroleum Corp. *	10,369	97,034
Kelt Exploration Ltd. *	15,538	75,059
Killam Apartment Real Estate Investment Trust	12,330	169,244
Laurentian Bank of Canada	11,514	346,909
Maple Leaf Foods, Inc.	23,951	499,853
Martinrea International, Inc.	61,743	691,574
MEG Energy Corp. *	42,866	764,251
Mullen Group Ltd.	26,570	319,569
NFI Group, Inc.	52,591	430,731
NorthWest Healthcare Properties Real Estate Investment Trust	27,422	145,361
NuVista Energy Ltd. *	22,472	194,105
Obsidian Energy Ltd. *	18,062	129,166
OceanaGold Corp.	206,446	432,102
Pan American Silver Corp.	55,142	933,356
Paramount Resources Ltd., Class A	2,838	67,084
Parex Resources, Inc.	35,021	775,766
Pason Systems, Inc.	13,302	132,753
Peyto Exploration & Development Corp.	35,552	306,815
PrairieSky Royalty Ltd.	11,728	233,110
Precision Drilling Corp. *	5,570	369,897

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Premium Brands Holdings Corp., Class A	6,406	521,312
Primaris Real Estate Investment Trust	5,485	55,488
Primo Water Corp.	30,815	436,759
Quebecor, Inc., Class B	29,755	728,390
RB Global, Inc.	11,985	774,006
Real Matters, Inc. *	14,128	74,462
Richelieu Hardware Ltd.	8,832	294,835
Rogers Sugar, Inc.	15,839	68,105
Russel Metals, Inc.	27,880	820,553
Secure Energy Services, Inc.	57,968	302,885
ShawCor Ltd. *	25,448	387,900
Shopify, Inc., Class A *	10,214	689,996
Sienna Senior Living, Inc.	17,978	156,514
Sleep Country Canada Holdings, Inc.	9,083	198,860
SmartCentres Real Estate Investment Trust	20,728	391,563
SSR Mining, Inc.	23,914	348,377
Stantec, Inc.	13,014	881,318
Stelco Holdings, Inc.	9,835	358,599
Stella-Jones, Inc.	14,969	760,114
Superior Plus Corp.	52,769	395,372
The Descartes Systems Group, Inc. *	2,169	169,174
The North West Co., Inc.	13,019	316,923
TMX Group Ltd.	19,230	427,285
Torex Gold Resources, Inc. *	33,238	466,313
Toromont Industries Ltd.	9,046	770,726
TransAlta Corp.	61,435	626,626
TransAlta Renewables, Inc.	12,995	132,251
Transcontinental, Inc., Class A	45,502	451,690
Trican Well Service Ltd.	63,340	198,861
Tricon Residential, Inc.	18,160	169,667
Uni-Select, Inc. *	8,090	293,870
Vermilion Energy, Inc.	44,701	623,065
Wajax Corp.	11,872	244,075
Western Forest Products, Inc.	295,881	231,113
Westshore Terminals Investment Corp.	7,602	176,063
Whitecap Resources, Inc.	26,142	208,755
Winpak Ltd.	5,863	180,338
		46,600,973

Denmark 1.7%
Alm Brand A/S	108,275	172,564
Chr. Hansen Holding A/S	8,361	631,787
D/S Norden A/S	6,459	323,557
Demant A/S *	11,484	457,003
Dfds A/S	9,782	350,688
FLSmidth & Co. A/S	17,638	834,519
Genmab A/S *	1,317	542,867
GN Store Nord A/S *	21,049	561,267
H Lundbeck A/S	74,721	370,874
Jyske Bank A/S *	9,135	691,014
Matas A/S	12,563	184,615
NKT A/S *	5,054	288,767
Per Aarsleff Holding A/S	9,407	446,509
Ringkjoebing Landbobank A/S	1,399	199,104
Rockwool A/S, B Shares	1,666	448,086
Royal Unibrew A/S	6,733	581,952
Scandinavian Tobacco Group A/S, A Shares	19,017	330,793
Schouw & Co. A/S	4,906	389,296
SimCorp A/S	4,149	444,883
Solar A/S, B Shares	2,457	183,669
Spar Nord Bank A/S	10,477	166,591
Sydbank A/S	11,216	537,900
Topdanmark A/S	5,526	250,493
Tryg A/S	26,417	521,572
		9,910,370

SECURITY	NUMBER OF SHARES	VALUE ($)
Finland 0.9%
Cargotec Oyj, B Shares	13,403	640,131
Caverion Oyj	6,402	60,254
Finnair Oyj *	322,606	199,728
Kamux Corp.	21,485	123,593
Kemira Oyj	31,230	489,863
Kojamo Oyj	20,305	198,385
Konecranes Oyj	22,706	825,288
Metsa Board Oyj, B Shares	42,627	343,909
Metso Oyj	42,046	477,814
Orion Oyj, B Shares	13,632	523,893
Terveystalo Oyj	20,009	162,417
TietoEVRY Oyj	19,429	495,684
Tokmanni Group Corp.	14,900	230,103
Uponor Oyj	14,789	467,983
YIT Oyj	123,641	298,325
		5,537,370

France 3.7%
Aeroports de Paris	3,507	484,289
Air France-KLM *	476,877	823,506
Altarea S.C.A.	981	91,688
Alten S.A.	4,119	593,275
Beneteau S.A.	11,474	187,332
BioMerieux	4,214	452,370
Carmila S.A. *	9,325	151,115
CGG S.A. *	677,198	476,450
Cie Plastic Omnium S.A.	35,598	693,263
Clariane SE	55,251	430,227
Coface S.A.	23,394	342,696
Covivio S.A.	9,322	450,081
Dassault Aviation S.A.	2,358	458,068
Derichebourg S.A.	49,861	307,415
Elior Group S.A. *	190,069	484,417
Eramet S.A.	2,338	196,851
Esso S.A. Francaise	1,352	75,867
Euronext N.V.	5,857	445,798
Fnac Darty S.A.	17,465	608,854
Gaztransport Et Technigaz S.A.	2,218	270,514
Gecina S.A.	5,846	632,026
Getlink SE	28,136	494,557
ICADE	11,793	480,453
Imerys S.A.	17,054	592,204
Ipsen S.A.	3,896	491,000
IPSOS	9,127	456,259
JCDecaux SE *	23,537	441,065
La Francaise des Jeux SAEM	8,253	315,078
Maisons du Monde S.A.	29,671	311,539
Mercialys S.A.	29,968	259,415
Metropole Television S.A.	32,572	460,103
Nexans S.A.	6,428	570,680
Nexity S.A.	27,599	467,316
Orpea S.A. *(b)	171,510	332,363
Quadient S.A.	23,113	515,289
Remy Cointreau S.A. *	1,589	272,765
Rothschild & Co.	6,761	287,313
Sartorius Stedim Biotech	591	184,907
SMCP S.A. *	22,272	167,110
Societe BIC S.A.	8,949	547,095
SOITEC *	936	183,951
Sopra Steria Group S.A.	3,688	801,901
SPIE S.A.	27,872	836,660
Television Francaise 1	62,281	509,321
Trigano S.A.	2,407	352,460
UbiSoft Entertainment S.A. *	26,770	900,320
Vallourec S.A. *	8,852	115,489
Verallia S.A.	14,067	623,525

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vicat S.A.	12,051	409,644
Virbac S.A.	528	162,630
Worldline S.A. *	15,241	604,144
		21,802,658

Germany 3.9%
1&1 AG	28,965	330,224
ADLER Group S.A. *	212,527	156,795
AIXTRON SE	2,329	92,398
Aroundtown S.A. *	230,973	358,843
Auto1 Group SE *	12,418	133,819
BayWa AG	4,061	170,188
Bechtle AG	16,783	738,681
Befesa S.A.	5,454	209,022
Bilfinger SE	13,682	495,346
CANCOM SE	10,795	310,818
Carl Zeiss Meditec AG, Bearer Shares	1,999	231,645
CECONOMY AG *	223,358	669,282
CompuGroup Medical SE & Co. KgaA	2,959	150,275
CTS Eventim AG & Co., KGaA	3,363	229,511
Delivery Hero SE *	2,544	115,471
Deutsche Pfandbriefbank AG	42,986	357,768
Deutsche Wohnen SE	6,862	172,154
Deutz AG	80,920	445,248
DIC Asset AG	13,268	65,354
Duerr AG	16,132	503,326
DWS Group GmbH & Co. KGaA	9,585	336,499
ElringKlinger AG	23,320	199,984
Encavis AG *	6,387	107,096
Evotec SE *	6,681	175,989
Fielmann AG	5,079	260,944
Fraport AG Frankfurt Airport Services Worldwide *	8,984	474,669
Gerresheimer AG	6,702	793,810
Grand City Properties S.A. *	28,149	232,146
GRENKE AG	6,623	182,667
Hamburger Hafen und Logistik AG	12,125	159,371
Heidelberger Druckmaschinen AG *	77,210	123,037
Hella GmbH & Co. KGaA	4,840	383,538
HelloFresh SE *	16,380	467,077
Hensoldt AG	1,673	56,882
HOCHTIEF AG	10,035	988,498
Hornbach Holding AG & Co. KGaA	6,761	546,866
Hugo Boss AG	10,833	874,749
Jenoptik AG	8,720	282,045
JOST Werke SE	3,594	209,407
Kontron AG	9,159	199,201
Krones AG	3,535	425,976
LEG Immobilien SE *	9,454	668,422
Nemetschek SE	1,978	143,937
Nordex SE *	19,067	269,427
Norma Group SE	17,429	307,509
QIAGEN N.V. *	12,058	565,780
Rational AG	292	218,579
RTL Group S.A. *	17,001	734,360
SAF-Holland SE	22,487	321,330
Sartorius AG	47	15,417
Scout24 SE	6,887	455,270
Siltronic AG	6,216	547,211
Sixt SE	3,106	374,526
Software AG *	12,209	426,877
Stabilus SE	5,256	299,655
Stroeer SE & Co. KGaA	5,597	270,679
Suedzucker AG	27,754	480,485
Synlab AG	20,180	199,859
TAG Immobilien AG *	52,906	594,694
Takkt AG	16,492	236,817
Talanx AG	15,168	928,886
SECURITY	NUMBER OF SHARES	VALUE ($)
TeamViewer SE *	3,472	59,019
Vitesco Technologies Group AG, Class A *	11,267	963,598
Wacker Chemie AG	2,915	452,955
Wacker Neuson SE	10,667	276,687
		23,228,598

Greece 0.0%
TT Hellenic Postbank S.A. *(a)	24,275	0

Hong Kong 3.0%
AAC Technologies Holdings, Inc.	361,500	828,216
ASMPT Ltd.	82,300	802,762
BOC Aviation Ltd.	38,200	320,198
Brightoil Petroleum Holdings Ltd. *(a)	1,150,000	0
Budweiser Brewing Co. APAC Ltd.	145,200	354,160
Cathay Pacific Airways Ltd. *(b)	295,363	335,291
Chow Tai Fook Jewellery Group Ltd.	246,600	430,540
CITIC Telecom International Holdings Ltd.	575,000	230,948
CK Infrastructure Holdings Ltd.	36,500	193,426
Cowell e Holdings, Inc. *	105,000	196,874
DFI Retail Group Holdings Ltd.	136,820	368,310
Esprit Holdings Ltd. *	1,075,000	78,803
Fortune Real Estate Investment Trust	233,000	168,484
Hang Lung Properties Ltd.	318,000	496,254
HKBN Ltd.	278,500	152,137
Huabao International Holdings Ltd.	263,735	113,894
Hysan Development Co., Ltd.	100,000	236,296
IGG, Inc. *	884,900	450,974
Jinchuan Group International Resources Co., Ltd.	3,240,000	183,356
JS Global Lifestyle Co., Ltd. *	213,000	37,944
Kerry Logistics Network Ltd.	155,500	191,999
Kerry Properties Ltd.	340,500	736,148
L'Occitane International S.A.	66,000	202,791
Luk Fook Holdings International Ltd.	144,000	380,204
Man Wah Holdings Ltd.	328,400	285,000
Melco International Development Ltd. *	560,000	594,143
MMG Ltd. *	1,340,000	491,620
Nexteer Automotive Group Ltd.	560,000	414,948
NWS Holdings Ltd.	581,000	666,375
Pacific Basin Shipping Ltd.	1,432,000	466,217
PC Partner Group Ltd.	116,000	57,818
Power Assets Holdings Ltd.	22,143	116,056
Powerlong Real Estate Holdings Ltd. *	3,603,000	512,626
Prada S.p.A.	45,300	322,437
Samsonite International S.A. *	153,257	456,728
SharkNinja, Inc. *	7,500	317,325
Singamas Container Holdings Ltd.	2,742,989	235,649
SITC International Holdings Co., Ltd.	216,000	473,290
SJM Holdings Ltd. *	680,500	315,926
Swire Properties Ltd.	154,200	386,938
Texhong Textile Group Ltd.	273,500	201,788
The Bank of East Asia Ltd.	459,390	705,317
The United Laboratories International Holdings Ltd.	80,000	64,167
The Wharf Holdings Ltd.	325,000	762,541
Truly International Holdings Ltd.	1,614,000	201,667
United Energy Group Ltd.	1,476,000	186,460
Value Partners Group Ltd.	493,000	186,678
Vitasoy International Holdings Ltd.	134,000	178,159
VSTECS Holdings Ltd.	586,000	297,379
VTech Holdings Ltd.	82,200	512,629
Want Want China Holdings Ltd.	1,085,000	756,650
Wynn Macau Ltd. *	412,800	431,708
		18,088,248

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ireland 0.4%
AIB Group plc	174,394	820,291
Cairn Homes plc	130,876	157,137
Dalata Hotel Group plc *	37,413	175,032
Glanbia plc	51,492	798,844
Irish Continental Group plc	29,243	154,976
Origin Enterprises plc	31,601	111,185
Uniphar plc	24,033	75,970
		2,293,435

Israel 1.2%
Alony Hetz Properties & Investments Ltd.	11,798	99,121
Ashtrom Group Ltd.	3,620	54,525
Azrieli Group Ltd.	2,254	128,264
Bezeq The Israeli Telecommunication Corp., Ltd.	391,387	517,823
Cellcom Israel Ltd. *	31,497	111,746
Clal Insurance Enterprises Holdings Ltd. *	10,679	162,668
Delek Automotive Systems Ltd.	14,629	105,948
Delek Group Ltd.	2,480	350,299
Elbit Systems Ltd.	2,339	497,355
Elco Ltd.	1,485	54,003
FIBI Holdings Ltd.	4,966	221,261
Formula Systems 1985 Ltd.	1,739	126,190
G City Ltd. *	47,006	162,972
Harel Insurance Investments & Financial Services Ltd.	25,712	202,792
Isracard Ltd.	46,446	192,613
Israel Corp., Ltd.	1,526	475,818
Mivne Real Estate KD Ltd.	44,424	117,119
Mizrahi Tefahot Bank Ltd.	13,713	495,107
Neto Malinda Trading Ltd. *	2,640	47,046
Nice Ltd. *	2,939	639,733
Oil Refineries Ltd.	1,243,215	397,410
Partner Communications Co., Ltd. *	23,258	99,237
Paz Oil Co., Ltd. *	4,085	444,143
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	962	58,107
Shikun & Binui Ltd. *	48,028	131,512
Shufersal Ltd. *	68,311	362,251
Strauss Group Ltd. *	6,356	149,684
The First International Bank of Israel Ltd.	6,393	270,248
The Phoenix Holdings Ltd.	22,718	233,101
Tower Semiconductor Ltd. *	13,395	496,784
		7,404,880

Italy 2.8%
ACEA S.p.A.	14,293	175,116
Alitalia - Linee Aeree Italiane S.p.A. *(a)	14,782	0
Amplifon S.p.A.	8,380	283,513
Anima Holding S.p.A.	98,546	379,716
Azimut Holding S.p.A.	25,668	606,087
Banca Generali S.p.A.	9,385	351,567
Banca IFIS S.p.A.	10,823	191,143
Banca Mediolanum S.p.A.	44,955	436,824
Banca Monte dei Paschi di Siena S.p.A. *	235,192	679,211
Banca Popolare di Sondrio S.p.A.	100,789	486,885
BFF Bank S.p.A.	28,283	319,241
BPER Banca	341,168	1,180,545
Brembo S.p.A.	33,515	474,394
Buzzi S.p.A.	29,757	845,630
Cementir Holding N.V.	18,033	170,118
Credito Emiliano S.p.A.	17,274	147,677
Danieli & C Officine Meccaniche S.p.A.	1,972	48,786
Davide Campari-Milano N.V.	30,563	411,038
De'Longhi S.p.A.	17,662	448,165
SECURITY	NUMBER OF SHARES	VALUE ($)
DiaSorin S.p.A.	1,765	198,019
doValue SpA	10,195	50,929
Enav S.p.A.	54,190	233,012
ERG S.p.A.	9,163	263,396
Esprinet S.p.A.	35,182	206,919
Fincantieri S.p.A. *(b)	210,621	120,871
FinecoBank Banca Fineco S.p.A.	39,684	616,183
Infrastrutture Wireless Italiane S.p.A.	17,337	217,420
Interpump Group S.p.A.	9,070	493,488
Iren S.p.A.	352,364	714,064
Italgas S.p.A.	123,898	729,987
Maire Tecnimont S.p.A.	50,182	206,173
MARR S.p.A.	12,116	188,324
MFE-MediaForEurope N.V., Class A	1,114,471	589,889
MFE-MediaForEurope N.V., Class B	322,110	248,501
Moncler S.p.A.	12,946	934,360
Nexi S.p.A. *	21,285	184,328
OVS S.p.A.	106,934	293,846
Piaggio & C S.p.A.	48,791	191,853
Recordati Industria Chimica e Farmaceutica S.p.A.	10,681	551,568
Reply S.p.A.	1,772	191,973
Saipem SpA *	77,767	124,527
Salvatore Ferragamo S.p.A.	11,462	186,665
Saras S.p.A.	476,096	680,833
Technogym S.p.A.	18,936	174,684
Unieuro S.p.A.	17,435	186,051
UnipolSai Assicurazioni S.p.A.	127,208	326,892
Webuild S.p.A.	125,156	245,007
		16,985,418

Japan 34.7%
ABC-Mart, Inc.	6,900	382,033
Acom Co., Ltd.	131,000	322,059
Activia Properties, Inc.	73	212,587
Adastria Co., Ltd.	16,180	329,782
ADEKA Corp.	43,800	888,037
Advance Residence Investment Corp.	105	255,846
Aeon Delight Co., Ltd.	11,100	230,011
AEON Financial Service Co., Ltd.	47,700	428,599
Aeon Hokkaido Corp.	19,900	121,003
Aeon Mall Co., Ltd.	41,930	518,235
AEON REIT Investment Corp.	202	212,640
Ai Holdings Corp.	7,900	124,558
Aica Kogyo Co., Ltd.	19,800	470,468
Aichi Steel Corp.	19,000	499,258
Aida Engineering Ltd.	27,500	196,508
Aiful Corp. *	62,600	157,307
Ain Holdings, Inc.	10,600	376,891
Alconix Corp.	21,400	216,218
Alpen Co., Ltd.	11,400	158,283
Amano Corp.	23,200	527,198
ANA Holdings, Inc. *	43,600	1,045,268
Anritsu Corp.	38,000	299,199
AOKI Holdings, Inc.	36,200	234,176
Aoyama Trading Co., Ltd.	60,300	550,708
Aozora Bank Ltd.	32,800	674,554
Arata Corp.	20,500	709,310
Arcland Sakamoto Co., Ltd.	14,300	164,711
Arcs Co., Ltd.	42,700	745,053
Ariake Japan Co., Ltd.	3,800	138,638
As One Corp.	3,380	134,386
Asahi Diamond Industrial Co., Ltd.	20,800	131,713
Asahi Holdings, Inc.	21,900	293,993
Asahi Intecc Co., Ltd.	9,900	203,161
Asanuma Corp.	8,400	206,192
Asics Corp.	27,800	876,956
ASKUL Corp.	14,700	205,101

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Autobacs Seven Co., Ltd.	37,400	410,664
Avex, Inc.	17,000	179,391
Azbil Corp.	25,200	795,193
BayCurrent Consulting, Inc.	3,600	116,261
Belc Co., Ltd.	5,300	251,077
Bell System24 Holdings, Inc. *	11,500	112,450
Belluna Co., Ltd.	35,000	175,854
Benesse Holdings, Inc.	32,800	428,546
Bic Camera, Inc.	91,400	686,584
BIPROGY, Inc.	19,500	478,609
BML, Inc.	7,900	166,967
Bunka Shutter Co., Ltd.	29,500	228,857
C Uyemura & Co., Ltd.	1,300	86,044
Calbee, Inc.	24,000	465,349
Canon Electronics, Inc.	10,800	137,273
Canon Marketing Japan, Inc.	23,700	621,989
Capcom Co., Ltd.	9,400	422,690
Casio Computer Co., Ltd.	80,100	684,427
Cawachi Ltd.	14,100	224,231
Central Glass Co., Ltd.	13,300	288,670
Chudenko Corp.	14,800	242,613
Chugoku Marine Paints Ltd.	21,600	187,238
Citizen Watch Co., Ltd.	122,500	800,631
CKD Corp.	19,200	292,007
CMK Corp.	32,600	117,389
Colowide Co., Ltd.	9,700	144,036
Comforia Residential REIT, Inc.	49	117,304
Cosmos Pharmaceutical Corp.	5,170	597,379
Create SD Holdings Co., Ltd.	8,800	217,398
Credit Saison Co., Ltd.	54,100	865,085
CyberAgent, Inc.	73,600	465,281
Daihen Corp.	8,000	308,697
Daiho Corp.	6,300	176,142
Daiichikosho Co., Ltd.	24,500	494,889
Daiken Corp.	12,200	201,271
Daiki Aluminium Industry Co., Ltd.	20,100	219,298
Daikokutenbussan Co., Ltd.	3,600	152,858
Daio Paper Corp.	53,300	458,206
Daiseki Co., Ltd.	6,560	221,086
Daishi Hokuetsu Financial Group, Inc.	10,900	272,470
Daito Pharmaceutical Co., Ltd.	7,000	115,239
Daiwa House REIT Investment Corp.	160	315,013
Daiwa Office Investment Corp.	29	127,679
Daiwa Securities Living Investments Corp.	165	132,162
DCM Holdings Co., Ltd.	66,000	558,922
Dena Co., Ltd.	21,786	267,079
Descente Ltd.	6,152	178,564
Dexerials Corp.	7,700	174,803
Disco Corp.	7,225	1,358,125
DMG Mori Co., Ltd.	31,100	529,195
Doshisha Co., Ltd.	15,200	250,592
Doutor Nichires Holdings Co., Ltd.	16,500	259,118
DTS Corp.	10,000	236,397
Duskin Co., Ltd.	17,600	397,367
DyDo Group Holdings, Inc.	5,300	192,591
Eagle Industry Co., Ltd.	21,700	269,482
Earth Corp.	6,300	225,204
Eizo Corp.	7,750	275,399
Elecom Co., Ltd.	15,127	162,828
en-japan, Inc.	7,500	148,244
eRex Co., Ltd.	5,100	40,706
Exedy Corp.	36,900	645,691
Ezaki Glico Co., Ltd.	25,400	671,207
Fancl Corp.	11,900	208,413
FCC Co., Ltd.	33,400	437,795
Ferrotec Holdings Corp.	5,400	130,659
Food & Life Cos., Ltd.	13,600	267,606
Foster Electric Co., Ltd.	32,798	208,764
FP Corp.	11,060	233,113
SECURITY	NUMBER OF SHARES	VALUE ($)
Frontier Real Estate Investment Corp.	43	142,873
Fuji Co., Ltd.	17,300	223,107
Fuji Corp.	31,838	582,921
Fuji Media Holdings, Inc.	33,100	366,506
Fuji Oil Co., Ltd.	84,100	177,034
Fuji Oil Holdings, Inc.	24,700	348,475
Fuji Seal International, Inc.	26,400	295,684
Fuji Soft, Inc.	9,400	313,193
Fujicco Co., Ltd.	5,300	70,505
Fujimi, Inc.	7,200	174,597
Fujimori Kogyo Co., Ltd.	10,300	258,983
Fujitec Co., Ltd.	17,200	442,283
Fujitsu General Ltd.	12,610	263,359
Fukuoka Financial Group, Inc.	33,200	799,976
Fukuoka REIT Corp.	110	128,789
Fukuyama Transporting Co., Ltd.	16,899	477,625
Fuso Chemical Co., Ltd.	4,500	141,896
Fuyo General Lease Co., Ltd.	3,545	292,531
Gakken Holdings Co., Ltd.	16,900	105,941
Geo Holdings Corp.	28,200	391,190
GLOBERIDE, Inc.	8,300	137,150
Glory Ltd.	30,100	619,301
GLP J-REIT	265	261,068
GMO internet group, Inc.	8,800	174,753
Godo Steel Ltd.	8,400	235,484
Goldwin, Inc.	2,800	229,916
Gree, Inc.	20,000	88,402
G-Tekt Corp.	13,200	171,846
GungHo Online Entertainment, Inc.	11,750	230,626
Gunze Ltd.	11,100	348,989
H.I.S. Co., Ltd. *	11,800	169,136
H.U. Group Holdings, Inc.	26,900	531,102
H2O Retailing Corp.	94,500	1,017,166
Hakuto Co., Ltd.	4,100	161,687
Hamamatsu Photonics K.K.	10,400	501,086
Happinet Corp.	7,900	124,315
Harmonic Drive Systems, Inc.	1,600	44,067
Hazama Ando Corp.	105,300	842,487
Heiwa Corp.	15,600	264,244
Heiwa Real Estate Co., Ltd.	5,300	148,090
Heiwado Co., Ltd.	29,600	504,071
Hikari Tsushin, Inc.	4,150	615,806
Hirata Corp.	3,500	196,306
Hirose Electric Co., Ltd.	4,739	600,230
Hisamitsu Pharmaceutical Co., Inc.	17,400	556,052
Hitachi Zosen Corp.	78,000	513,956
Hogy Medical Co., Ltd.	5,100	111,734
Hokuetsu Corp. (b)	75,500	457,861
Hokuhoku Financial Group, Inc.	56,600	506,771
Hokuriku Electric Power Co. *	182,100	1,110,327
Hokuto Corp.	9,100	119,177
Horiba Ltd.	10,900	643,026
Hoshizaki Corp.	19,300	740,172
Hosiden Corp.	39,000	504,294
Hosokawa Micron Corp.	5,500	136,716
House Foods Group, Inc.	28,400	655,657
Hulic Co., Ltd.	76,400	650,485
Hulic REIT, Inc.	103	119,536
Ibiden Co., Ltd.	18,900	1,148,728
Idec Corp.	5,600	119,154
IDOM, Inc.	26,800	157,210
Iino Kaiun Kaisha Ltd.	26,700	172,413
Inaba Denki Sangyo Co., Ltd.	29,900	664,191
Inabata & Co., Ltd.	35,300	822,875
Industrial & Infrastructure Fund Investment Corp.	137	143,389
Intage Holdings, Inc.	10,000	119,487
Integrated Design & Engineering Holdings Co., Ltd.	3,600	86,509

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Internet Initiative Japan, Inc.	14,700	273,706
Invincible Investment Corp.	412	170,686
Iriso Electronics Co., Ltd.	4,700	130,614
Ishihara Sangyo Kaisha Ltd.	25,100	242,419
Ito En Ltd.	13,400	382,462
Itochu Enex Co., Ltd.	54,100	531,070
Itochu Techno-Solutions Corp.	21,400	542,365
Izumi Co., Ltd.	33,200	836,576
Jaccs Co., Ltd.	9,500	348,538
JAFCO Group Co., Ltd.	16,400	214,422
Japan Airlines Co., Ltd.	49,100	1,063,045
Japan Airport Terminal Co., Ltd.	4,500	209,702
Japan Aviation Electronics Industry Ltd.	19,900	404,184
Japan Excellent, Inc.	188	174,373
Japan Hotel REIT Investment Corp.	346	171,808
Japan Lifeline Co., Ltd.	22,200	155,556
Japan Logistics Fund, Inc.	66	139,488
Japan Metropolitan Fund Invest	681	467,096
Japan Petroleum Exploration Co., Ltd.	12,700	436,504
Japan Post Bank Co., Ltd.	81,400	677,211
Japan Prime Realty Investment Corp.	91	226,576
Japan Real Estate Investment Corp.	128	514,828
JEOL Ltd.	4,900	168,070
Joshin Denki Co., Ltd.	32,700	470,424
Joyful Honda Co., Ltd.	33,200	384,586
Juki Corp.	29,900	121,279
JVCKenwood Corp.	153,300	505,998
Kadokawa Corp.	12,200	302,411
Kaga Electronics Co., Ltd.	8,900	398,684
Kagome Co., Ltd.	16,800	374,541
Kakaku.com, Inc.	15,500	231,693
Kaken Pharmaceutical Co., Ltd.	12,482	310,784
Kameda Seika Co., Ltd.	2,300	70,610
Kamigumi Co., Ltd.	36,900	855,943
Kanamoto Co., Ltd.	24,700	435,643
Kandenko Co., Ltd.	94,100	825,418
Kansai Paint Co., Ltd.	47,460	777,933
Kanto Denka Kogyo Co., Ltd.	21,200	141,606
Katitas Co., Ltd.	5,961	109,644
Kato Sangyo Co., Ltd.	22,600	620,101
Keihan Holdings Co., Ltd.	21,600	611,769
Keikyu Corp.	57,600	547,469
Keio Corp.	22,400	744,590
Keisei Electric Railway Co., Ltd.	18,200	755,395
Kenedix Office Investment Corp.	94	223,508
Kenedix Residential Next Investment Corp.	75	117,346
Kenedix Retail REIT Corp.	67	131,123
KFC Holdings Japan Ltd.	5,800	121,311
KH Neochem Co., Ltd.	12,300	201,334
Kissei Pharmaceutical Co., Ltd.	7,600	160,909
Kitz Corp.	45,100	335,640
Koa Corp.	8,300	102,774
Kobayashi Pharmaceutical Co., Ltd.	7,800	428,776
Kobe Bussan Co., Ltd.	5,000	133,178
Koei Tecmo Holdings Co., Ltd.	9,660	165,294
Kohnan Shoji Co., Ltd.	16,700	408,817
Kojima Co., Ltd. (b)	26,100	121,567
Kokusai Pulp & Paper Co., Ltd.	29,200	130,260
Kokuyo Co., Ltd.	40,500	649,717
Komeri Co., Ltd.	20,600	431,784
Konami Group Corp.	13,500	757,305
Konoike Transport Co., Ltd.	10,400	130,380
Kose Corp.	4,700	460,253
Kumagai Gumi Co., Ltd.	28,200	638,684
Kumiai Chemical Industry Co., Ltd.	26,200	196,733
Kura Sushi, Inc.	5,500	119,750
Kureha Corp.	6,800	406,552
Kusuri no Aoki Holdings Co., Ltd.	4,200	241,157
KYB Corp.	11,700	414,595
SECURITY	NUMBER OF SHARES	VALUE ($)
Kyoei Steel Ltd.	21,800	328,116
Kyokuto Kaihatsu Kogyo Co., Ltd.	21,300	273,490
Kyorin Pharmaceutical Co., Ltd.	17,900	223,194
Kyoritsu Maintenance Co., Ltd.	3,800	148,919
Kyowa Kirin Co., Ltd.	32,700	624,429
Kyudenko Corp.	23,500	677,703
Kyushu Financial Group, Inc.	94,300	459,047
LaSalle Logiport REIT *	50	53,491
Lasertec Corp.	400	60,553
Lawson, Inc.	16,383	822,013
Life Corp.	18,200	456,545
Lintec Corp.	30,000	495,116
M3, Inc.	15,600	360,732
Mabuchi Motor Co., Ltd.	17,400	499,650
Macnica Holdings, Inc.	27,500	1,152,578
Makino Milling Machine Co., Ltd.	9,850	394,902
Mandom Corp.	17,500	175,697
Marubun Corp.	7,500	63,654
Maruha Nichiro Corp.	36,300	629,669
Marui Group Co., Ltd.	36,100	646,703
Maruichi Steel Tube Ltd.	20,900	495,354
MARUKA FURUSATO Corp.	3,100	58,198
Maruwa Co., Ltd.	900	149,469
Matsuda Sangyo Co., Ltd.	11,800	193,416
Max Co., Ltd.	12,500	234,154
Maxell Holdings Ltd.	22,600	256,744
McDonald's Holdings Co., Japan Ltd.	7,000	275,542
MCJ Co., Ltd.	33,100	262,689
Mebuki Financial Group, Inc.	269,176	715,118
Megachips Corp.	7,100	212,499
Megmilk Snow Brand Co., Ltd.	51,300	706,712
Meidensha Corp.	25,500	380,111
Meiko Electronics Co., Ltd.	7,400	147,218
Meitec Corp.	15,500	282,570
Menicon Co., Ltd.	6,800	121,967
METAWATER Co., Ltd.	8,900	114,763
Mimasu Semiconductor Industry Co., Ltd.	6,600	138,105
MIRAIT ONE Corp.	62,200	798,521
Mirarth Holdings, Inc.	54,200	184,231
Mitsubishi HC Capital, Inc.	88,800	587,445
Mitsubishi Logisnext Co., Ltd.	40,000	359,846
Mitsubishi Logistics Corp.	20,600	517,452
Mitsubishi Pencil Co., Ltd.	6,500	85,092
Mitsuboshi Belting Ltd.	2,500	79,236
Mitsui E&S Co., Ltd.	52,000	174,640
Mitsui High-Tec, Inc.	1,870	130,808
Mitsui Matsushima Holdings Co., Ltd.	5,500	102,969
Mitsui-Soko Holdings Co., Ltd.	11,400	290,735
Miura Co., Ltd.	15,500	391,065
Mixi, Inc.	21,400	404,210
Mizuho Leasing Co., Ltd.	7,500	257,567
Mizuno Corp.	13,300	348,664
Mochida Pharmaceutical Co., Ltd.	9,000	209,281
Modec, Inc. *	8,900	93,649
Monex Group, Inc.	34,000	132,514
MonotaRO Co., Ltd.	10,900	133,033
Mori Hills Reit Investment Corp.	117	119,070
Morinaga & Co., Ltd.	15,100	490,176
MOS Food Services, Inc.	7,000	160,984
Musashi Seimitsu Industry Co., Ltd.	24,400	304,264
Nabtesco Corp.	31,600	670,280
Nachi-Fujikoshi Corp.	12,900	348,563
Nakanishi, Inc.	3,500	80,645
Nankai Electric Railway Co., Ltd.	26,200	555,267
NEC Networks & System Integration Corp.	22,200	292,731
NET One Systems Co., Ltd.	16,348	359,197
Nexon Co., Ltd.	31,422	599,513
Nextage Co., Ltd.	3,000	78,797
Nichias Corp.	27,700	569,469

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nichicon Corp.	20,600	203,763
Nichiha Corp.	14,400	331,273
Nifco, Inc.	25,000	745,144
Nihon Chouzai Co., Ltd.	14,672	124,275
Nihon Kohden Corp.	20,800	548,278
Nihon M&A Center Holdings, Inc.	16,900	96,784
Nihon Parkerizing Co., Ltd.	39,900	312,082
Nikkiso Co., Ltd.	32,800	209,129
Nikkon Holdings Co., Ltd.	27,500	578,034
Nippn Corp.	34,800	456,514
Nippon Accommodations Fund, Inc.	39	184,860
Nippon Building Fund, Inc.	137	574,278
Nippon Carbon Co., Ltd.	4,100	124,332
Nippon Chemi-Con Corp. *	14,300	143,876
Nippon Coke & Engineering Co., Ltd. *	169,716	132,581
Nippon Denko Co., Ltd.	50,200	102,149
Nippon Densetsu Kogyo Co., Ltd.	22,300	337,192
Nippon Gas Co., Ltd.	22,600	332,572
Nippon Kanzai Holdings Co., Ltd.	5,900	109,930
Nippon Kayaku Co., Ltd.	70,500	650,653
Nippon Paint Holdings Co., Ltd.	77,101	706,419
Nippon Prologis REIT, Inc.	126	257,658
NIPPON REIT Investment Corp.	51	121,428
Nippon Road Co., Ltd.	1,200	81,174
Nippon Sanso Holdings Corp.	31,400	759,294
Nippon Sheet Glass Co., Ltd. *	110,200	502,322
Nippon Shinyaku Co., Ltd.	7,500	303,297
Nippon Shokubai Co., Ltd.	19,246	740,907
Nippon Soda Co., Ltd.	11,600	436,184
Nippon Thompson Co., Ltd.	30,200	122,184
Nippon Yakin Kogyo Co., Ltd.	7,210	221,150
Nipro Corp.	68,000	493,735
Nishimatsu Construction Co., Ltd.	13,300	346,469
Nishimatsuya Chain Co., Ltd.	18,300	219,801
Nishi-Nippon Financial Holdings, Inc.	48,500	516,640
Nishi-Nippon Railroad Co., Ltd.	26,400	476,845
Nishio Holdings Co., Ltd.	11,500	292,185
Nissha Co., Ltd.	19,400	234,688
Nisshinbo Holdings, Inc.	88,800	763,158
Nitta Corp.	7,200	164,478
Nittetsu Mining Co., Ltd.	9,400	336,355
Nitto Boseki Co., Ltd.	11,300	220,654
Nitto Kogyo Corp.	12,700	324,953
Noevir Holdings Co., Ltd.	3,000	114,342
NOF Corp.	14,100	608,466
Nohmi Bosai Ltd.	10,000	121,411
Nojima Corp.	56,300	549,556
Nomura Co., Ltd.	27,000	171,801
Nomura Real Estate Master Fund, Inc.	496	590,110
Noritake Co., Ltd.	9,000	350,973
Noritz Corp.	24,200	297,141
North Pacific Bank Ltd.	88,500	193,310
NS Solutions Corp.	10,100	265,081
NS United Kaiun Kaisha Ltd.	5,300	142,672
NSD Co., Ltd.	11,200	219,371
NTN Corp.	314,503	706,674
NTT UD REIT Investment Corp.	148	140,375
Obic Co., Ltd.	2,700	441,828
Odakyu Electric Railway Co., Ltd.	63,000	920,457
Oiles Corp.	5,900	80,427
Okamura Corp.	40,100	575,386
Okasan Securities Group, Inc.	54,000	215,158
Oki Electric Industry Co., Ltd.	101,100	638,696
Okinawa Cellular Telephone Co.	3,400	71,825
OKUMA Corp.	12,500	634,129
Okumura Corp.	20,100	601,157
Onoken Co., Ltd.	25,600	306,069
Onward Holdings Co., Ltd.	85,200	343,811
Open House Group Co., Ltd.	14,200	540,343
SECURITY	NUMBER OF SHARES	VALUE ($)
Oracle Corp. Japan	5,200	364,513
Organo Corp.	6,000	173,901
Orient Corp.	27,260	213,301
Orix JREIT, Inc.	270	343,498
Osaka Soda Co., Ltd.	8,100	329,873
OSG Corp.	25,700	342,558
Outsourcing, Inc.	34,800	356,032
Oyo Corp.	7,900	146,228
Pacific Industrial Co., Ltd.	35,000	336,898
Paramount Bed Holdings Co., Ltd.	11,700	191,641
Park24 Co., Ltd. *	25,400	335,091
Pasona Group, Inc.	10,500	124,437
PHC Holdings Corp.	5,300	56,207
Pigeon Corp.	26,000	351,172
Pilot Corp.	9,700	319,635
Piolax, Inc.	5,000	77,898
Pola Orbis Holdings, Inc.	25,500	373,991
Press Kogyo Co., Ltd.	107,400	481,130
Prima Meat Packers Ltd.	28,800	448,976
Qol Holdings Co., Ltd.	16,900	201,619
Raito Kogyo Co., Ltd.	17,800	257,855
Rakuten Group, Inc.	141,583	554,547
Relo Group, Inc.	13,700	189,186
Resorttrust, Inc.	13,588	214,849
Retail Partners Co., Ltd.	35,000	381,705
Rinnai Corp.	31,100	677,115
Rohto Pharmaceutical Co., Ltd.	28,200	601,072
Round One Corp.	37,300	149,308
Ryobi Ltd.	37,800	786,665
Ryosan Co., Ltd.	8,500	269,070
Ryoyo Electro Corp.	8,700	216,080
S Foods, Inc.	16,700	393,984
Saibu Gas Holdings Co., Ltd.	7,200	105,650
Saizeriya Co., Ltd.	8,600	273,460
Sakai Chemical Industry Co., Ltd.	13,200	184,260
Sakai Moving Service Co., Ltd.	3,700	139,107
Sakata Seed Corp.	5,200	146,134
SAMTY Co., Ltd.	7,700	123,000
San-A Co., Ltd.	9,400	311,545
Sangetsu Corp.	23,200	425,899
Sanken Electric Co., Ltd.	4,700	480,192
Sanki Engineering Co., Ltd.	32,100	348,813
Sankyo Co., Ltd.	7,700	325,722
Sanoh Industrial Co., Ltd.	24,652	149,681
Sanyo Chemical Industries Ltd.	7,050	214,586
Sanyo Denki Co., Ltd.	3,500	177,529
Sanyo Special Steel Co., Ltd.	11,600	233,035
Sapporo Holdings Ltd.	21,600	569,083
Sato Holdings Corp.	12,600	176,452
SBI Shinsei Bank Ltd.	10,031	202,014
SBS Holdings, Inc.	5,200	123,349
SCREEN Holdings Co., Ltd.	8,700	940,030
Scroll Corp.	9,400	64,091
SCSK Corp.	29,428	489,242
Sega Sammy Holdings, Inc.	45,600	997,027
Seibu Holdings, Inc.	59,855	665,553
Seiko Holdings Corp.	12,400	229,238
Seiren Co., Ltd.	13,000	224,622
Sekisui House REIT, Inc. *	321	190,536
Sekisui Jushi Corp.	11,100	174,418
Senko Group Holdings Co., Ltd.	75,300	545,077
Senshu Ikeda Holdings, Inc.	85,600	157,317
Seria Co., Ltd.	10,200	171,090
Seven Bank Ltd.	177,100	384,656
Shibaura Machine Co., Ltd.	9,100	290,927
Shindengen Electric Manufacturing Co., Ltd.	5,000	115,293
Shin-Etsu Polymer Co., Ltd.	13,500	134,083
Shinko Electric Industries Co., Ltd.	9,400	380,050
Shinmaywa Industries Ltd.	40,500	408,938

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ship Healthcare Holdings, Inc.	28,300	458,361
Shizuoka Gas Co., Ltd.	36,700	283,702
SHO-BOND Holdings Co., Ltd.	5,200	211,198
Shoei Foods Corp.	5,300	161,286
Siix Corp.	25,000	270,589
Sinfonia Technology Co., Ltd.	13,800	167,462
SKY Perfect JSAT Holdings, Inc.	67,800	283,121
Skylark Holdings Co., Ltd. *	53,800	696,144
Sodick Co., Ltd.	25,500	130,434
Sotetsu Holdings, Inc.	22,500	435,416
Square Enix Holdings Co., Ltd.	14,200	657,734
Star Micronics Co., Ltd.	12,800	159,454
Starts Corp., Inc.	12,900	267,498
Sugi Holdings Co., Ltd.	15,900	708,832
Sumida Corp.	11,526	118,858
Sumitomo Bakelite Co., Ltd.	11,600	504,854
Sumitomo Mitsui Construction Co., Ltd.	168,080	445,890
Sumitomo Osaka Cement Co., Ltd.	25,900	727,168
Sumitomo Pharma Co., Ltd.	87,531	362,815
Sumitomo Seika Chemicals Co., Ltd.	3,100	101,502
Sun Frontier Fudousan Co., Ltd.	12,500	132,716
Suruga Bank Ltd.	87,500	368,196
SWCC Corp.	13,800	189,959
Systena Corp.	42,300	81,024
Tachi-S Co., Ltd.	37,600	411,993
Tadano Ltd.	49,100	385,312
Taikisha Ltd.	15,500	461,513
Taisho Pharmaceutical Holdings Co., Ltd.	14,800	570,648
Taiyo Holdings Co., Ltd.	8,200	153,459
Takamatsu Construction Group Co., Ltd.	13,700	260,210
Takaoka Toko Co., Ltd.	8,084	120,815
Takara Holdings, Inc.	71,963	633,306
Takara Standard Co., Ltd.	32,600	427,110
Takasago Thermal Engineering Co., Ltd.	34,200	617,502
Takeuchi Manufacturing Co., Ltd.	12,100	379,189
Takuma Co., Ltd.	27,200	297,632
Tama Home Co., Ltd.	2,210	54,511
Tamura Corp.	29,900	129,728
Tanseisha Co., Ltd.	26,500	146,006
TBS Holdings, Inc.	16,400	306,879
TechnoPro Holdings, Inc.	12,800	331,393
T-Gaia Corp.	17,000	214,646
The 77 Bank Ltd.	16,500	351,592
The Awa Bank Ltd.	10,300	155,853
The Bank of Kyoto Ltd.	7,900	466,256
The Chiba Bank Ltd.	98,800	694,697
The Gunma Bank Ltd.	120,700	510,844
The Hachijuni Bank Ltd.	97,900	504,395
The Hyakugo Bank Ltd.	55,200	184,519
The Hyakujushi Bank Ltd.	10,200	153,508
The Japan Steel Works Ltd.	19,500	406,212
The Japan Wool Textile Co., Ltd.	32,200	273,362
The Keiyo Bank Ltd.	38,600	162,044
The Kiyo Bank Ltd.	16,700	179,327
The Musashino Bank Ltd.	10,400	183,605
The Nanto Bank Ltd.	9,500	174,042
The Nisshin Oillio Group Ltd.	18,500	496,579
The Ogaki Kyoritsu Bank Ltd.	11,700	161,118
The Okinawa Electric Power Co., Inc. *	47,482	385,207
The Pack Corp.	3,100	72,429
The San-in Godo Bank Ltd.	37,000	239,502
The Shiga Bank Ltd.	9,300	199,237
The Sumitomo Warehouse Co., Ltd.	19,200	329,952
THK Co., Ltd.	35,300	707,695
TKC Corp.	5,800	150,810
Toa Corp.	10,200	232,823
Toagosei Co., Ltd.	59,900	568,122
Tocalo Co., Ltd.	15,600	158,546
Toda Corp.	123,800	689,524
SECURITY	NUMBER OF SHARES	VALUE ($)
Toei Co., Ltd.	1,300	165,283
Toho Co., Ltd.	16,100	627,625
Toho Zinc Co., Ltd.	12,000	149,552
Tokai Carbon Co., Ltd.	68,600	610,304
TOKAI Holdings Corp.	61,600	392,440
Tokai Rika Co., Ltd.	54,469	861,826
Tokai Tokyo Financial Holdings, Inc.	55,400	170,792
Token Corp.	6,050	318,836
Tokushu Tokai Paper Co., Ltd.	2,800	66,581
Tokyo Century Corp.	13,800	540,511
Tokyo Ohka Kogyo Co., Ltd.	6,900	435,815
Tokyo Seimitsu Co., Ltd.	10,800	598,240
Tokyo Steel Manufacturing Co., Ltd.	28,100	339,922
Tokyo Tatemono Co., Ltd.	55,900	747,019
Tokyu Construction Co., Ltd.	66,200	358,229
Tokyu REIT, Inc.	80	105,824
TOMONY Holdings, Inc.	23,000	65,243
Tomy Co., Ltd.	37,500	507,326
Topcon Corp.	25,800	313,972
Topre Corp.	49,500	570,474
Toshiba TEC Corp.	10,400	302,081
Totetsu Kogyo Co., Ltd.	16,600	317,846
Towa Pharmaceutical Co., Ltd.	12,300	155,619
Toyo Construction Co., Ltd.	36,100	274,292
Toyo Ink SC Holdings Co., Ltd.	28,800	443,995
Toyo Tire Corp.	61,500	832,726
Toyobo Co., Ltd.	89,700	684,489
Toyota Boshoku Corp.	50,200	915,895
TPR Co., Ltd.	35,700	453,816
Trancom Co., Ltd.	3,900	193,261
Transcosmos, Inc.	11,800	289,276
Trend Micro, Inc.	14,400	680,339
Trusco Nakayama Corp.	21,200	326,630
TSI Holdings Co., Ltd.	72,600	368,399
Tsubaki Nakashima Co., Ltd.	20,700	119,824
Tsubakimoto Chain Co.	24,500	653,218
Tsugami Corp.	15,600	136,917
Tsumura & Co.	19,090	355,259
TV Asahi Holdings Corp.	16,290	205,552
UACJ Corp.	27,430	549,312
Uchida Yoko Co., Ltd.	5,300	205,858
Ulvac, Inc.	14,800	635,527
Unipres Corp.	67,700	540,509
United Arrows Ltd.	17,900	302,112
United Super Markets Holdings, Inc.	67,300	529,690
United Urban Investment Corp.	353	381,018
Ushio, Inc.	33,100	458,573
USS Co., Ltd.	28,573	495,458
UT Group Co., Ltd. *	5,800	117,234
V Technology Co., Ltd.	7,100	123,672
Valor Holdings Co., Ltd.	46,200	693,864
Valqua Ltd.	5,800	158,636
VT Holdings Co., Ltd.	54,400	204,072
Wacoal Holdings Corp.	23,300	506,986
Wacom Co., Ltd.	38,500	164,023
Warabeya Nichiyo Holdings Co., Ltd.	19,400	373,708
Welcia Holdings Co., Ltd.	29,500	555,301
Workman Co., Ltd.	2,500	91,254
World Co., Ltd.	16,500	204,145
Xebio Holdings Co., Ltd.	28,414	227,339
Yachiyo Industry Co., Ltd.	7,900	76,854
YAMABIKO Corp.	10,700	116,932
Yamaguchi Financial Group, Inc.	56,700	440,921
Yamato Kogyo Co., Ltd.	8,500	406,464
Yamazen Corp.	63,200	537,744
Yaoko Co., Ltd.	8,392	442,679
Yellow Hat Ltd.	18,200	239,131
Yodogawa Steel Works Ltd.	18,800	450,858
Yokogawa Bridge Holdings Corp.	16,000	287,846

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Yokowo Co., Ltd.	9,600	124,099
Yondoshi Holdings, Inc.	10,000	136,387
Yoshinoya Holdings Co., Ltd.	14,300	282,872
Yuasa Trading Co., Ltd.	15,500	496,483
Zenkoku Hosho Co., Ltd.	5,900	207,116
Zensho Holdings Co., Ltd.	15,700	836,595
Zeon Corp.	63,500	684,864
ZERIA Pharmaceutical Co., Ltd.	8,000	131,029
Zojirushi Corp.	13,000	182,943
ZOZO, Inc.	9,500	185,459
		207,123,488

Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(a)	69,773	0

Netherlands 1.6%
Adyen N.V. *	304	564,228
Allfunds Group plc	13,849	90,295
AMG Critical Materials N.V.	3,539	144,692
Arcadis N.V.	14,225	623,652
ASM International N.V.	2,192	1,041,376
Basic-Fit N.V. *(b)	3,858	130,224
BE Semiconductor Industries N.V.	6,419	766,420
Corbion N.V.	11,315	265,905
Eurocommercial Properties N.V. CVA	9,883	249,799
ForFarmers N.V.	60,575	190,126
Fugro N.V. CVA *	22,350	398,528
Heijmans N.V. CVA	16,088	222,518
IMCD N.V.	4,405	667,487
JDE Peet's N.V.	12,673	382,348
Just Eat Takeaway.com N.V *	8,507	152,615
Koninklijke BAM Groep N.V.	161,201	375,091
Koninklijke Vopak N.V.	18,143	684,024
OCI N.V. *	12,031	342,881
PostNL N.V.	251,969	511,666
Sligro Food Group N.V.	19,841	383,055
TKH Group N.V.	11,727	611,873
Van Lanschot Kempen N.V.	6,126	200,731
Wereldhave N.V.	14,211	253,925
		9,253,459

New Zealand 0.8%
Auckland International Airport Ltd. *	66,734	348,368
Chorus Ltd.	74,271	396,792
Contact Energy Ltd.	156,907	810,196
EBOS Group Ltd.	24,200	579,935
Fisher & Paykel Healthcare Corp., Ltd.	41,356	631,384
Freightways Group Ltd.	23,813	126,672
Infratil Ltd.	40,528	250,676
Mainfreight Ltd.	9,666	407,662
Mercury NZ Ltd.	90,883	372,175
Meridian Energy Ltd.	185,411	650,770
Ryman Healthcare Ltd. *	39,019	165,266
The a2 Milk Co., Ltd. *	84,765	290,614
		5,030,510

Norway 1.5%
Aker A.S.A., A Shares	3,359	213,589
Aker Solutions A.S.A.	56,586	251,536
Atea A.S.A. *	29,144	395,678
Austevoll Seafood A.S.A.	35,606	267,342
Bakkafrost P/F	5,227	304,180
Borregaard A.S.A.	13,474	219,900
BW LPG Ltd.	26,183	280,215
BW Offshore Ltd.	58,225	159,465
SECURITY	NUMBER OF SHARES	VALUE ($)
DNO A.S.A.	230,487	250,020
Elkem A.S.A.	101,008	239,610
Elmera Group A.S.A.	83,357	167,251
Europris A.S.A.	34,513	209,376
Gjensidige Forsikring A.S.A.	26,455	417,630
Grieg Seafood A.S.A.	15,271	110,068
Kongsberg Automotive A.S.A. *	595,366	148,598
Kongsberg Gruppen A.S.A.	6,378	276,749
Leroy Seafood Group A.S.A.	72,213	300,437
Odfjell Drilling Ltd. *	46,022	130,857
PGS A.S.A. *	419,071	294,691
Salmar A.S.A.	9,317	430,431
Schibsted A.S.A., A Shares	8,042	172,286
Schibsted A.S.A., B Shares	9,804	192,251
SpareBank 1 Nord Norge	28,890	275,155
SpareBank 1 SMN	28,428	398,374
SpareBank 1 SR-Bank A.S.A.	35,885	463,150
Stolt-Nielsen Ltd.	3,947	97,592
Storebrand A.S.A.	73,081	638,802
TGS A.S.A.	27,366	365,262
Tomra Systems A.S.A.	16,430	253,198
Var Energi A.S.A.	42,047	128,670
Veidekke A.S.A.	35,269	398,101
Wallenius Wilhelmsen A.S.A.	28,923	200,832
		8,651,296

Poland 1.5%
Alior Bank S.A. *	43,739	633,570
Allegro.eu S.A. *	22,602	199,271
Asseco Poland S.A.	27,455	546,972
Bank Millennium S.A. *	150,249	245,658
Bank Polska Kasa Opieki S.A.	42,149	1,244,570
CCC S.A. *	7,092	91,999
CD Projekt S.A.	4,368	178,210
Cyfrowy Polsat S.A.	146,291	589,497
Dino Polska S.A. *	2,203	245,326
Enea S.A. *	309,493	680,245
Grupa Azoty S.A. *	36,841	247,810
Grupa Kety S.A. *	1,349	233,353
Jastrzebska Spolka Weglowa S.A. *	31,738	324,247
Kernel Holding S.A. *	59,614	202,402
KRUK S.A. *	2,078	226,854
LPP S.A.	123	423,113
mBank S.A. *	2,621	312,868
Orange Polska S.A.	348,739	641,946
Pepco Group N.V. *	15,600	134,429
Santander Bank Polska S.A. *	6,029	598,147
Tauron Polska Energia S.A. *	1,213,656	1,128,256
		9,128,743

Portugal 0.3%
CTT-Correios de Portugal S.A.	40,718	160,725
EDP Renovaveis S.A.	12,596	240,595
NOS, SGPS S.A.	91,612	348,114
REN - Redes Energeticas Nacionais, SGPS, S.A.	100,943	275,639
Sonae, SGPS, S.A.	511,709	556,361
The Navigator Co., S.A.	81,006	283,939
		1,865,373

Republic of Korea 7.9%
Aekyung Chemical Co., Ltd.	6,158	95,718
AJ Networks Co., Ltd.	14,587	48,832
AMOREPACIFIC Group	17,520	376,003
Asia Paper Manufacturing Co., Ltd.	2,062	62,781
Asiana Airlines, Inc. *	27,753	243,037

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BGF retail Co., Ltd.	2,250	295,215
BH Co., Ltd.	6,774	127,407
Celltrion Healthcare Co., Ltd.	2,911	150,387
Celltrion, Inc.	3,958	455,357
Cheil Worldwide, Inc.	24,191	344,280
Chong Kun Dang Pharmaceutical Corp.	2,486	150,425
CJ ENM Co., Ltd. *	6,547	330,367
CJ Logistics Corp.	6,603	373,041
Com2uS Corp.	3,448	147,434
Cosmax, Inc. *	954	76,738
Daeduck Electronics Co., Ltd.	5,096	144,970
Daehan Flour Mill Co., Ltd.	1,272	128,175
Daesang Corp.	18,260	243,569
Daesang Holdings Co., Ltd.	21,629	115,453
Daewoo Engineering & Construction Co., Ltd. *	134,694	477,807
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	26,233	963,431
Daou Technology, Inc.	17,398	240,138
DB HiTek Co., Ltd.	7,560	350,291
DGB Financial Group, Inc.	99,220	569,003
DL Holdings Co., Ltd.	5,505	169,457
Dongjin Semichem Co., Ltd.	4,690	155,959
Dongkuk CM Co., Ltd. *	18,002	142,220
Dongkuk Steel Mill Co., Ltd.	9,387	110,524
Dongkuk Steel Mill Co., Ltd. *	29,400	298,002
Doosan Bobcat, Inc.	8,722	400,091
Doosan Co., Ltd.	5,881	491,479
Easy Holdings Co., Ltd.	49,834	112,198
Fila Holdings Corp.	18,246	567,557
Gradiant Corp.	12,117	141,496
Green Cross Corp.	1,345	117,296
Green Cross Holdings Corp.	10,311	110,861
GS Global Corp. *	60,784	132,755
GS Retail Co., Ltd.	24,531	408,677
Handsome Co., Ltd.	9,664	157,102
Hanmi Pharm Co., Ltd.	594	124,199
Hanon Systems	49,879	333,632
Hansae Co., Ltd.	7,566	106,464
Hanshin Construction Co., Ltd.	18,523	113,384
Hansol Chemical Co., Ltd.	916	140,790
Hansol Paper Co., Ltd.	21,032	174,604
Hanssem Co., Ltd. *	3,600	130,941
Hanwha Aerospace Co., Ltd.	6,660	638,959
Hanwha General Insurance Co., Ltd. *	118,406	351,312
Hanwha Life Insurance Co., Ltd. *	337,690	626,388
Harim Holdings Co., Ltd.	43,075	252,749
HDC Hyundai Development Co-Engineering & Construction, Class E	60,391	491,169
Hite Jinro Co., Ltd.	9,132	145,378
HL Mando Co., Ltd.	16,187	586,224
Hotel Shilla Co., Ltd.	6,140	362,725
Hyosung Advanced Materials Corp.	606	225,725
Hyosung Chemical Corp. *	1,629	114,670
Hyosung Corp.	4,751	224,542
Hyosung Heavy Industries Corp. *	3,527	482,719
Hyosung TNC Corp.	1,822	484,822
Hyundai Construction Equipment Co., Ltd.	7,438	476,903
Hyundai Corp.	12,178	253,258
Hyundai Department Store Co., Ltd.	9,476	411,857
Hyundai Doosan Infracore Co., Ltd.	43,209	417,917
Hyundai Elevator Co., Ltd.	8,971	294,033
Hyundai Green Food *	19,946	181,363
Hyundai Greenfood Co., Ltd.	38,036	95,449
Hyundai Heavy Industries Co., Ltd. *	1,718	188,338
Hyundai Mipo Dockyard Co., Ltd. *	4,320	316,579
Hyundai Rotem Co., Ltd. *	6,923	170,276
Hyundai Wia Corp.	14,042	695,705
Innocean Worldwide, Inc.	4,438	138,256
SECURITY	NUMBER OF SHARES	VALUE ($)
INTOPS Co., Ltd.	5,749	135,787
IS Dongseo Co., Ltd. *	5,967	158,639
JB Financial Group Co., Ltd.	66,304	444,881
Kakao Corp.	10,306	414,888
Kangwon Land, Inc.	19,843	242,870
KCC Corp.	1,875	312,020
KCC Glass Corp.	5,275	178,849
KEPCO Plant Service & Engineering Co., Ltd.	8,602	228,149
KG Chemical Corp.	3,165	113,868
KISWIRE Ltd.	9,903	161,573
KIWOOM Securities Co., Ltd.	3,413	260,227
Kolmar Korea Co., Ltd.	3,950	149,739
Kolon Corp.	10,904	154,366
Kolon Industries, Inc.	15,005	608,773
Korea Aerospace Industries Ltd.	6,305	243,427
Korea Electric Terminal Co., Ltd.	3,760	170,589
Korea Investment Holdings Co., Ltd.	12,718	487,341
Korea Line Corp. *	34,773	51,175
Korea Petrochemical Ind Co., Ltd.	3,000	315,517
Korean Reinsurance Co.	66,127	358,743
Krafton, Inc. *	2,135	287,794
Kukdo Chemical Co., Ltd.	3,534	141,999
Kumho Tire Co., Inc. *	60,741	215,828
KUMHOE&C Co., Ltd.	28,167	121,345
Kwang Dong Pharmaceutical Co., Ltd.	27,671	139,823
Kyeryong Construction Industrial Co., Ltd.	4,157	50,117
LG Energy Solution Ltd. *	567	249,101
LG Hausys Ltd.	10,217	445,940
Lotte Chilsung Beverage Co., Ltd.	1,342	128,841
Lotte Corp.	11,098	221,569
LOTTE Fine Chemical Co., Ltd.	7,438	378,138
Lotte Rental Co., Ltd.	5,525	113,142
LS Corp.	12,891	1,222,506
LS Electric Co., Ltd.	6,953	576,297
LX International Corp.	23,707	715,137
LX Semicon Co., Ltd.	2,381	191,229
Mcnex Co., Ltd.	5,647	120,626
Meritz Financial Group, Inc. *	40,452	1,561,865
Mirae Asset Securities Co., Ltd.	78,910	428,971
NCSoft Corp.	2,478	537,593
Netmarble Corp. *	3,112	120,172
Nexen Tire Corp.	29,008	195,390
NH Investment & Securities Co., Ltd.	44,926	348,892
NHN Corp. *	7,825	154,155
NongShim Co., Ltd.	1,284	399,503
OCI Co., Ltd. *	2,041	218,087
OCI Holdings Co., Ltd.	4,374	375,397
Orion Corp.	4,597	409,157
Orion Holdings Corp.	13,478	147,114
Pan Ocean Co., Ltd.	62,984	236,176
Partron Co., Ltd.	26,767	172,700
Poongsan Corp.	16,311	479,896
POSCO Future M Co., Ltd.	686	283,806
S-1 Corp.	8,248	331,015
Samchully Co., Ltd.	1,401	113,122
Samsung Card Co., Ltd.	14,179	316,878
Samsung Engineering Co., Ltd. *	31,191	904,758
Samsung Heavy Industries Co., Ltd. *	107,051	758,738
Samsung Securities Co., Ltd.	16,301	459,049
SAMT Co., Ltd.	59,892	133,748
Samyang Corp.	4,178	134,140
Samyang Holdings Corp.	5,478	311,197
SD Biosensor, Inc.	4,610	46,843
Seah Besteel Holdings Corp.	13,173	290,576
SeAH Steel Corp.	491	60,567
SeAH Steel Holdings Corp.	504	81,136
Sebang Global Battery Co., Ltd.	5,015	186,824
Seegene, Inc.	4,308	78,754

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Seohan Co., Ltd.	150,655	118,282
Seohee Construction Co., Ltd.	168,184	177,097
Seoul Semiconductor Co., Ltd.	21,510	197,509
Seoyon E-Hwa Co., Ltd.	15,783	299,516
SFA Engineering Corp.	8,335	240,732
Shinsegae, Inc.	4,003	600,060
SIMMTECH Co., Ltd.	2,598	75,074
SK Chemicals Co., Ltd.	3,061	152,379
SK Discovery Co., Ltd.	12,209	343,448
SK Gas Ltd.	2,430	232,356
SK Networks Co., Ltd.	213,111	1,001,798
SKC Co., Ltd.	3,351	260,865
SL Corp.	6,417	189,201
SNT Motiv Co., Ltd.	4,056	153,629
Songwon Industrial Co., Ltd.	8,620	120,481
Soulbrain Co., Ltd.	533	114,032
SSANGYONG C&E Co., Ltd.	30,891	128,190
Sungwoo Hitech Co., Ltd.	54,628	537,074
TKG Huchems Co., Ltd.	9,529	166,118
Unid Co., Ltd.	1,202	56,782
WONIK IPS Co., Ltd.	7,620	225,769
Young Poong Corp.	407	183,402
Youngone Corp.	11,867	537,710
Youngone Holdings Co., Ltd.	2,116	127,946
Yuhan Corp.	6,906	395,133
		47,198,518

Singapore 1.4%
CapitaLand Ascendas REIT	261,621	553,230
CapitaLand Ascott Trust	237,004	199,622
CapitaLand China Trust	143,800	112,569
CapitaLand Integrated Commercial Trust	286,101	439,246
Capitaland Investment Ltd.	141,498	362,161
City Developments Ltd.	73,500	408,975
First Resources Ltd.	120,200	136,568
Frasers Logistics & Commercial Trust	152,800	140,321
Genting Singapore Ltd.	917,200	648,759
Hutchison Port Holdings Trust, Class U	2,859,500	529,316
Keppel Infrastructure Trust	729,615	279,568
Manulife US Real Estate Investment Trust	476,200	49,982
Mapletree Industrial Trust	120,366	202,828
Mapletree Logistics Trust	176,432	224,295
Mapletree Pan Asia Commercial Trust	142,292	176,730
NetLink NBN Trust	274,100	177,300
Olam Group Ltd.	440,700	434,810
SATS Ltd. *	118,549	249,650
Seatrium Ltd. *	4,076,560	432,056
Sembcorp Industries Ltd.	156,000	639,503
Singapore Exchange Ltd.	71,800	524,843
Singapore Technologies Engineering Ltd.	248,600	697,945
Suntec Real Estate Investment Trust	171,300	166,225
UOL Group Ltd.	82,501	436,527
		8,223,029

Spain 1.3%
Abengoa S.A., B Shares *(a)	66,135,341	0
Almirall S.A.	13,551	129,992
Applus Services S.A.	50,616	542,984
Atresmedia Corp de Medios de Comunicaion S.A.	37,056	153,606
Bankinter S.A.	99,669	644,863
Caja de Ahorros del Mediterraneo *(a)	5,382	0
Cellnex Telecom S.A. *	14,342	585,714
Cia de Distribucion Integral Logista Holdings S.A.	12,849	357,524
Cie Automotive S.A.	10,945	343,022
SECURITY	NUMBER OF SHARES	VALUE ($)
Construcciones y Auxiliar de Ferrocarriles S.A.	5,970	203,582
Corp. ACCIONA Energias Renovables S.A.	1,963	61,787
Ebro Foods S.A.	29,231	538,849
Ence Energia y Celulosa S.A.	37,169	113,195
Faes Farma S.A.	52,611	182,303
Fluidra S.A.	14,539	321,533
Gestamp Automocion S.A.	96,125	466,687
Indra Sistemas S.A.	26,668	387,849
Inmobiliaria Colonial Socimi S.A.	33,991	219,421
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	178,176	172,984
Melia Hotels International S.A. *	27,410	201,226
Merlin Properties Socimi S.A.	52,482	489,078
Obrascon Huarte Lain S.A. *	280,346	151,392
Prosegur Cia de Seguridad S.A.	185,996	342,071
Sacyr S.A.	134,465	459,697
Unicaja Banco S.A.	180,589	210,778
Vidrala S.A.	1,305	132,864
Viscofan S.A.	6,988	453,668
		7,866,669

Sweden 3.4%
AAK AB	28,817	553,899
AddLife AB, B Shares	4,888	39,807
AddTech AB, B Shares	11,485	213,963
AFRY AB	26,797	371,880
Ambea AB	34,187	110,683
Arjo AB, B Shares	53,625	229,435
Attendo AB *	62,418	189,749
Avanza Bank Holding AB	2,817	63,792
Axfood AB	18,318	466,721
Beijer Alma AB	7,201	131,756
Beijer Ref AB	14,445	196,431
Betsson AB, B Shares *	36,539	442,119
Bilia AB, A Shares	32,913	345,893
BillerudKorsnas AB	62,295	531,229
Bonava AB, B Shares	127,852	240,555
Bravida Holding AB	40,286	323,783
Byggmax Group AB *	41,044	134,598
Castellum AB *	41,883	476,968
Clas Ohlson AB, B Shares	20,655	168,236
Cloetta AB, B Shares	89,490	160,203
Coor Service Management Holding AB	32,894	151,433
Dometic Group AB	91,629	682,748
Dustin Group AB *	37,712	98,372
Electrolux Professional AB, B Shares	31,423	177,031
Elekta AB, B Shares	67,313	545,318
EQT AB	8,763	209,323
Evolution AB	2,950	363,772
Fabege AB	25,608	221,775
Fastighets AB Balder, B Shares *	45,916	214,266
Getinge AB, B Shares	33,216	618,914
Granges AB	37,608	384,124
Hexpol AB	47,377	513,969
Holmen AB, B Shares	15,824	609,552
Indutrade AB	20,805	436,621
Instalco AB	11,986	47,160
Intrum AB (b)	39,207	305,470
Investment AB Latour, B Shares	7,538	151,903
Inwido AB	18,166	200,461
JM AB	32,073	503,928
Kinnevik AB, B Shares *	45,835	625,588
L E Lundbergfortagen AB, B Shares	9,467	417,205
Lagercrantz Group AB, B Shares	5,162	62,174
Lifco AB, B Shares	12,841	258,898
Lindab International AB	17,963	278,493
Loomis AB	22,042	643,021

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MEKO AB	15,109	157,706
Mycronic AB	8,686	186,920
NCC AB, B Shares	55,191	594,345
New Wave Group AB, B Shares	15,424	139,879
Nibe Industrier AB, B Shares	52,460	472,547
Nobia AB *	153,989	166,472
Nolato AB, B Shares	37,463	154,844
Pandox AB	12,393	146,132
Peab AB, B Shares	123,850	547,869
Ratos AB, B Shares	89,779	298,461
Resurs Holding AB	84,349	204,443
Saab AB, B Shares	13,853	730,179
Sagax AB, B Shares	2,524	56,047
Samhallsbyggnadsbolaget i Norden AB (b)	146,090	63,167
Samhallsbyggnadsbolaget i Norden AB, D Shares	4,738	1,957
Scandi Standard AB	31,947	155,071
Scandic Hotels Group AB *	44,195	174,282
Sinch AB *	25,321	65,628
Storskogen Group AB, B Shares	135,256	139,223
Sweco AB, B Shares	32,280	332,417
Swedish Orphan Biovitrum AB *	14,788	289,447
Tethys Oil AB *	24,031	121,137
Thule Group AB	17,372	542,465
Viaplay Group AB, B Shares *(b)	11,825	51,338
Wihlborgs Fastigheter AB	27,877	217,994
		20,123,189

Switzerland 3.0%
Accelleron Industries AG	9,621	253,469
Allreal Holding AG	2,394	439,822
ALSO Holding AG	1,372	313,959
ams-OSRAM AG *	77,578	686,684
Arbonia AG	15,950	185,035
Aryzta AG *	229,562	392,342
Autoneum Holding AG *	1,503	259,006
Banque Cantonale Vaudoise	2,866	321,684
Belimo Holding AG	625	336,844
BKW AG	2,328	416,582
Bucher Industries AG	1,366	608,707
Burckhardt Compression Holding AG	248	146,156
Bystronic AG	495	346,818
Cembra Money Bank AG	4,703	356,969
Clariant AG *	47,517	778,622
Comet Holding AG	535	140,745
Daetwyler Holding AG	818	161,807
dormakaba Holding AG	811	395,429
Dufry AG *	24,155	1,248,013
Emmi AG	351	343,507
EMS-Chemie Holding AG	677	565,058
Flughafen Zuerich AG	2,265	479,494
Forbo Holding AG	212	304,978
Huber & Suhner AG	3,246	280,368
Implenia AG	4,598	223,959
Inficon Holding AG	187	239,740
Interroll Holding AG	55	175,929
Kardex Holding AG	644	161,140
Komax Holding AG	475	116,772
Landis & Gyr Group AG *	4,909	426,245
Mobimo Holding AG	904	267,328
OC Oerlikon Corp. AG	70,178	381,597
PSP Swiss Property AG	2,824	332,780
Schweiter Technologies AG	333	256,328
SFS Group AG	3,193	379,576
Siegfried Holding AG *	272	240,320
SIG Group AG *	31,741	848,553
Softwareone Holding AG *	21,972	470,257
St. Galler Kantonalbank AG	269	153,851
SECURITY	NUMBER OF SHARES	VALUE ($)
Stadler Rail AG	7,776	312,266
Straumann Holding AG	3,225	533,650
Sulzer AG	3,429	336,630
Tecan Group AG *	660	262,635
Temenos AG	5,380	462,695
u-blox Holding AG *	979	109,639
Valiant Holding AG	2,216	243,833
VAT Group AG	1,316	559,362
Vontobel Holding AG	4,068	274,051
Zehnder Group AG	2,654	194,382
		17,725,616

United Kingdom 10.0%
4imprint Group plc	2,979	169,554
888 Holdings plc *	127,977	177,513
AG Barr plc	8,916	53,951
Airtel Africa plc	230,505	344,924
Ashmore Group plc	91,445	242,499
ASOS plc *	28,532	154,112
Assura plc	189,491	115,172
Auto Trader Group plc	47,946	397,644
Babcock International Group plc *	69,885	336,437
Bank of Georgia Group plc	5,428	226,744
Beazley plc	55,579	391,590
Big Yellow Group plc	10,988	151,219
Bodycote plc	57,561	511,186
Britvic plc	47,752	530,040
C&C Group plc	125,277	221,894
Capita plc *	607,309	215,267
Card Factory plc *	282,140	326,387
Carnival plc *	50,116	850,023
Centamin plc	506,206	625,040
Chemring Group plc	49,176	178,917
Clarkson plc	3,516	125,892
Close Brothers Group plc	39,879	471,895
Coats Group plc	364,301	327,268
Computacenter plc	17,769	501,297
ConvaTec Group plc	201,658	540,270
Cranswick plc	16,998	729,251
Crest Nicholson Holdings plc	153,120	419,345
Dechra Pharmaceuticals plc	5,128	244,464
Deliveroo plc, Class A *	59,871	100,962
Derwent London plc	10,292	279,680
DFS Furniture plc	53,383	82,622
Diploma plc	8,164	339,559
DiscoverIE Group plc	13,054	133,952
Diversified Energy Co., plc	97,501	118,621
Domino's Pizza Group plc	48,386	215,722
Dr. Martens plc	87,728	171,613
Drax Group plc	101,433	787,292
Dunelm Group plc	21,447	316,526
easyJet plc *	119,452	693,797
Elementis plc *	178,329	253,117
Endeavour Mining plc	14,985	361,080
EnQuest plc *	1,080,989	247,626
Essentra plc	133,994	279,511
FDM Group Holdings plc	14,666	102,766
Ferrexpo plc *	343,346	404,501
Forterra plc	68,733	151,719
Frasers Group plc *	27,167	283,155
Fresnillo plc	40,337	319,681
Future plc	4,390	47,143
Games Workshop Group plc	2,868	428,784
Genuit Group plc	53,896	216,494
Genus plc	6,112	193,333
Grafton Group plc	77,124	866,940
Grainger plc	69,449	224,423
Great Portland Estates plc	25,686	140,955

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Greencore Group plc *	303,241	341,297
Greggs plc	14,268	505,996
Gulf Keystone Petroleum Ltd.	31,160	49,707
Halfords Group plc	152,983	434,283
Halma plc	26,390	757,865
Hammerson plc	738,172	251,990
Harbour Energy plc	123,362	422,325
Hargreaves Lansdown plc	45,072	493,142
Hikma Pharmaceuticals plc	40,140	1,077,954
Hill & Smith plc	17,070	345,863
Hilton Food Group plc	25,449	210,983
Hiscox Ltd.	31,062	429,943
Hochschild Mining plc	257,288	254,941
Howden Joinery Group plc	94,438	894,229
Hunting plc	36,457	123,518
Ibstock plc	114,087	220,251
IG Group Holdings plc	75,479	685,846
Indivior plc *	8,052	181,147
InterContinental Hotels Group plc	13,219	976,979
Intermediate Capital Group plc	33,870	611,287
International Consolidated Airlines Group S.A. *	453,343	996,769
Intu Properties plc *(a)	204,586	0
Investec plc	100,515	631,564
IWG plc *	318,083	624,156
J.D. Sports Fashion plc	345,795	700,454
J.D. Wetherspoon plc *	31,449	272,834
Jupiter Fund Management plc	280,715	412,084
Just Group plc	521,465	550,770
Keller Group plc	25,232	277,185
Kier Group plc *	371,689	418,812
Lancashire Holdings Ltd.	27,037	206,939
LondonMetric Property plc	53,217	126,251
Mapeley Ltd. *(a)	2,199	0
Marshalls plc	51,962	178,996
Marston's plc *	422,921	170,439
Mitchells & Butlers plc *	136,338	402,017
Mitie Group plc	277,899	362,519
Molten Ventures plc *	18,848	63,568
Moneysupermarket.com Group plc	113,420	399,410
Morgan Advanced Materials plc	83,928	294,453
Morgan Sindall Group plc	20,347	499,061
National Express Group plc	339,794	407,393
NCC Group plc	37,599	46,564
Ninety One plc	26,906	59,529
Ocado Group plc *	38,806	467,169
OSB Group plc	54,288	256,576
Oxford Instruments plc	5,222	160,840
Pagegroup plc	95,967	549,525
Paragon Banking Group plc	42,811	290,091
Pennon Group plc	74,596	673,642
Petrofac Ltd. *(b)	294,972	297,542
Pets at Home Group plc	110,120	553,375
Playtech plc *	78,578	565,729
Plus500 Ltd.	29,157	563,524
Premier Foods plc	183,497	298,602
Primary Health Properties plc	92,282	112,091
QinetiQ Group plc	103,051	426,692
Quilter plc	259,970	260,952
Rathbone Brothers plc	7,011	162,203
Reach plc	180,297	196,561
Redde Northgate plc	110,341	487,125
Redrow plc	110,912	737,330
Renewi plc *	19,579	130,827
Renishaw plc	3,623	181,333
Rhi Magnesita N.V.	12,594	482,936
Rightmove plc	41,759	305,968
Rolls-Royce Holdings plc *	540,854	1,282,439
Rotork plc	133,204	527,624
SECURITY	NUMBER OF SHARES	VALUE ($)
RS Group plc	61,635	620,848
Sabre Insurance Group plc	118,315	209,538
Safestore Holdings plc	13,947	158,547
Saga plc *	160,735	255,786
Savills plc	36,822	460,268
Schroders plc	125,170	738,477
Segro plc	51,032	500,091
Serco Group plc	298,377	594,678
Sirius Real Estate Ltd.	129,152	137,244
Softcat plc	11,819	227,724
Speedy Hire plc	366,579	173,125
Spirax-Sarco Engineering plc	5,117	730,809
Spire Healthcare Group plc	65,817	182,025
Spirent Communications plc	78,509	170,628
SSP Group plc *	156,703	505,979
SThree plc	57,204	259,003
Synthomer plc *	219,190	234,743
TBC Bank Group plc	7,622	243,564
Telecom Plus plc	9,961	212,717
The British Land Co., plc	139,217	604,090
The Restaurant Group plc *	338,619	185,560
The Unite Group plc	13,229	165,171
The Weir Group plc	37,903	892,681
THG plc *	216,071	285,993
TI Fluid Systems plc	273,312	470,011
TP ICAP Group plc	250,031	510,195
Tritax Big Box REIT plc	100,351	177,943
TT Electronics plc	68,101	137,389
TUI AG *	106,104	859,497
Tullow Oil plc *(b)	260,013	115,055
Tyman plc	87,190	350,232
Vanquis Banking Group plc	127,257	205,451
Vesuvius plc	101,096	572,422
Victrex plc	16,931	336,169
VIDENDUM plc	6,437	49,566
Virgin Money UK plc	142,375	322,964
Vistry Group plc	90,738	920,334
Watches of Switzerland Group plc *	18,860	182,377
WH Smith plc	14,737	282,520
Wickes Group plc	147,221	258,087
Workspace Group plc	24,070	153,401
XP Power Ltd.	1,934	50,716
		59,386,996
Total Common Stocks (Cost $487,144,447)		594,763,934

PREFERRED STOCKS 0.2% OF NET ASSETS

Germany 0.2%
Draegerwerk AG & Co. KGaA	8,077	405,702
Sartorius AG	531	219,080
Sixt SE	3,669	272,452
		897,234

Italy 0.0%
Danieli & C Officine Meccaniche S.p.A. - RSP	11,052	212,411
Total Preferred Stocks (Cost $834,219)		1,109,645

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild S.p.A.
expires 08/02/30 *(a)	9,173	17,957
Total Warrants (Cost $0)		17,957

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19% (c)(d)	1,805,488	1,805,488
Total Short-Term Investments (Cost $1,805,488)		1,805,488
Total Investments in Securities (Cost $489,784,154)		597,697,024

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/15/23	13	1,433,770	8,826

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see Notes for additional information).
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,696,715.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$45,662,506	$—	$45,662,506
Australia	178,259	31,353,348	0 *	31,531,607
Canada	46,600,973	—	—	46,600,973
Finland	60,254	5,477,116	—	5,537,370
France	287,313	21,515,345	—	21,802,658
Germany	820,489	22,408,109	—	23,228,598
Greece	—	—	0 *	0
Hong Kong	552,974	17,535,274	0 *	18,088,248
Ireland	2,293,435	—	—	2,293,435
Israel	47,046	7,357,834	—	7,404,880
Italy	760,007	16,225,411	0 *	16,985,418
Japan	275,542	206,847,946	—	207,123,488
Luxembourg	—	—	0 *	0
Netherlands	382,348	8,871,111	—	9,253,459
New Zealand	290,614	4,739,896	—	5,030,510
Norway	903,847	7,747,449	—	8,651,296
Poland	202,402	8,926,341	—	9,128,743
Portugal	348,114	1,517,259	—	1,865,373
Republic of Korea	839,672	46,358,846	—	47,198,518
Spain	172,984	7,693,685	0 *	7,866,669
Sweden	1,052,299	19,070,890	—	20,123,189
United Kingdom	20,822,227	38,564,769	0 *	59,386,996
Preferred Stocks[1]	—	1,109,645	—	1,109,645
Warrants[1]
Italy	—	—	17,957	17,957
Short-Term Investments[1]	1,805,488	—	—	1,805,488
Futures Contracts[2]	8,826	—	—	8,826
Total	$78,705,113	$518,982,780	$17,957	$597,705,850

*	Level 3 amount shown includes securities determined to have no value at July 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 93.8% OF NET ASSETS

Brazil 7.3%
Ambev S.A.	806,464	2,534,297
B3 S.A. - Brasil Bolsa Balcao	508,099	1,600,989
Banco Bradesco S.A.	488,924	1,535,400
Banco do Brasil S.A.	365,626	3,726,041
Banco Santander Brasil S.A.	114,400	690,936
BRF S.A. *	492,811	1,017,147
Centrais Eletricas Brasileiras S.A.	209,468	1,712,067
Cia de Saneamento Basico do Estado de Sao Paulo	91,410	1,123,113
Cia Energetica de Minas Gerais	39,934	155,725
Companhia Siderurgica Nacional S.A.	272,600	797,840
Equatorial Energia S.A.	151,500	1,074,557
Itau Unibanco Holding S.A.	121,700	636,971
JBS S.A.	879,671	3,493,570
Natura & Co. Holding S.A. *	258,600	999,127
Petroleo Brasileiro S.A.	1,598,892	11,770,009
Suzano S.A.	105,200	1,069,408
Telefonica Brasil S.A.	191,472	1,705,078
Ultrapar Participacoes S.A.	672,580	2,686,764
Vale S.A.	1,051,507	15,378,741
Vibra Energia S.A.	1,017,550	3,686,097
		57,393,877

Chile 0.7%
Banco de Chile	7,999,631	890,601
Cencosud S.A.	832,379	1,788,889
Empresas CMPC S.A.	462,822	913,568
Empresas Copec S.A.	213,230	1,635,548
		5,228,606

China 33.7%
Agile Group Holdings Ltd. *(a)	3,628,000	647,508
Agricultural Bank of China Ltd., A Shares	3,126,600	1,584,198
Agricultural Bank of China Ltd., H Shares	12,049,600	4,382,982
Alibaba Group Holding Ltd. *	1,387,792	17,735,117
Aluminum Corp. of China Ltd., A Shares	331,100	295,744
Aluminum Corp. of China Ltd., H Shares	1,528,000	759,841
Anhui Conch Cement Co., Ltd., A Shares	131,700	501,163
Anhui Conch Cement Co., Ltd., H Shares	588,500	1,776,619
ANTA Sports Products Ltd.	64,600	765,569
BAIC Motor Corp., Ltd., H Shares	5,048,500	1,405,503
Baidu, Inc., A Shares *	256,600	5,016,732
Bank of China Ltd., A Shares	1,659,900	908,566
Bank of China Ltd., H Shares	30,590,234	11,345,851
Bank of Communications Co., Ltd., A Shares	1,144,700	932,897
Bank of Communications Co., Ltd., H Shares	3,200,000	1,933,217
Baoshan Iron & Steel Co., Ltd., A Shares	868,200	780,670
SECURITY	NUMBER OF SHARES	VALUE ($)
Beijing Enterprises Holdings Ltd.	236,000	938,628
BYD Co., Ltd., A Shares	3,900	148,864
BYD Co., Ltd., H Shares	29,500	1,050,732
China Cinda Asset Management Co., Ltd., H Shares	6,587,000	695,179
China CITIC Bank Corp., Ltd., A Shares	334,900	282,033
China CITIC Bank Corp., Ltd., H Shares	4,696,000	2,270,960
China Communications Services Corp., Ltd., H Shares	2,114,000	1,005,664
China Construction Bank Corp., A Shares	291,200	251,221
China Construction Bank Corp., H Shares	41,540,960	24,212,501
China Everbright Bank Co., Ltd., A Shares	1,623,800	709,417
China Everbright Bank Co., Ltd., H Shares	1,599,000	476,358
China Everbright Environment Group Ltd.	1,979,000	789,700
China Evergrande Group *(b)	7,014,000	0
China Gas Holdings Ltd.	961,000	1,076,508
China Hongqiao Group Ltd.	1,083,500	1,045,446
China Jinmao Holdings Group Ltd.	4,516,000	742,147
China Life Insurance Co., Ltd., H Shares	757,000	1,328,997
China Mengniu Dairy Co., Ltd. *	349,000	1,325,568
China Merchants Bank Co., Ltd., A Shares	280,500	1,399,814
China Merchants Bank Co., Ltd., H Shares	769,650	3,827,262
China Minsheng Banking Corp., Ltd., A Shares	1,811,500	1,018,960
China Minsheng Banking Corp., Ltd., H Shares	4,511,410	1,719,591
China National Building Material Co., Ltd., H Shares	4,266,000	2,696,342
China Overseas Land & Investment Ltd.	1,464,000	3,472,855
China Pacific Insurance Group Co., Ltd., A Shares	114,200	479,293
China Pacific Insurance Group Co., Ltd., H Shares	603,600	1,627,257
China Petroleum & Chemical Corp., A Shares	2,176,500	1,890,958
China Petroleum & Chemical Corp., H Shares	24,526,400	13,735,668
China Railway Group Ltd., A Shares	788,300	887,886
China Railway Group Ltd., H Shares	2,087,000	1,372,121
China Resources Cement Holdings Ltd.	1,498,000	652,683
China Resources Gas Group Ltd.	190,500	659,936
China Resources Land Ltd.	723,000	3,373,682
China Resources Power Holdings Co., Ltd.	688,000	1,492,575
China Shenhua Energy Co., Ltd., A Shares	138,100	549,294
China Shenhua Energy Co., Ltd., H Shares	910,000	2,727,626
China State Construction Engineering Corp., Ltd., A Shares	1,652,200	1,415,084
China Taiping Insurance Holdings Co., Ltd.	874,400	975,347
China Tower Corp., Ltd., H Shares	13,738,000	1,552,923
China United Network Communications Ltd., A Shares	1,236,650	894,751
China Vanke Co., Ltd., A Shares	346,000	739,484
China Vanke Co., Ltd., H Shares	1,011,000	1,432,941
CITIC Ltd.	2,655,000	2,997,029

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
COSCO Shipping Holdings Co., Ltd., A Shares	154,800	219,493
COSCO SHIPPING Holdings Co., Ltd., H Shares	556,500	589,006
Country Garden Holdings Co., Ltd. *(a)	12,407,289	2,548,965
CRRC Corp., Ltd., A Shares	531,930	499,850
CRRC Corp., Ltd., H Shares	1,240,000	684,366
CSPC Pharmaceutical Group Ltd.	876,000	731,701
Dongfeng Motor Group Co., Ltd., H Shares	1,737,000	812,965
ENN Energy Holdings Ltd.	102,200	1,242,220
Fosun International Ltd.	1,464,000	1,067,153
GCL-Poly Energy Holdings Ltd	1,471,000	320,478
Geely Automobile Holdings Ltd.	1,353,000	1,974,343
Guangdong Investment Ltd.	730,000	631,973
Guangzhou R&F Properties Co., Ltd., H Shares *	6,617,746	1,383,924
Haier Smart Home Co., Ltd., A Shares	62,200	215,406
Haier Smart Home Co., Ltd., H Shares	338,400	1,112,825
Hengan International Group Co., Ltd.	198,500	816,490
Huaneng Power International, Inc., A Shares *	184,900	222,472
Huaneng Power International, Inc., H Shares *	1,506,000	836,592
Industrial & Commercial Bank of China Ltd., A Shares	2,037,900	1,360,799
Industrial & Commercial Bank of China Ltd., H Shares	30,109,172	14,703,135
Industrial Bank Co., Ltd., A Shares	468,000	1,092,446
JD.com, Inc., A Shares	279,521	5,787,084
Jiangxi Copper Co., Ltd., A Shares	102,700	287,896
Jiangxi Copper Co., Ltd., H Shares	832,000	1,397,725
Kingboard Holdings Ltd.	460,000	1,280,020
Kunlun Energy Co., Ltd.	2,204,000	1,803,520
Kweichow Moutai Co., Ltd., A Shares	2,900	765,380
Legend Holdings Corp., H Shares	789,800	815,441
Longfor Group Holdings Ltd.	660,500	1,786,936
Lufax Holding Ltd., ADR	319,282	568,322
Meituan, B Shares *	93,870	1,791,989
NetEase, Inc.	135,943	2,960,882
New China Life Insurance Co., Ltd., A Shares	35,300	224,999
New China Life Insurance Co., Ltd., H Shares	214,300	621,476
Nine Dragons Paper Holdings Ltd. *	1,020,000	672,176
PetroChina Co., Ltd., A Shares	475,500	528,061
PetroChina Co., Ltd., H Shares	12,962,000	9,504,211
PICC Property & Casualty Co., Ltd., H Shares	2,530,000	2,967,496
Ping An Bank Co., Ltd., A Shares	392,200	677,308
Ping An Insurance Group Co. of China Ltd., A Shares	216,700	1,601,001
Ping An Insurance Group Co. of China Ltd., H Shares	1,806,500	13,163,490
Postal Savings Bank of China Co., Ltd., A Shares	360,700	262,341
Postal Savings Bank of China Co., Ltd., H Shares	2,310,000	1,424,109
SAIC Motor Corp., Ltd., A Shares	428,300	929,691
Seazen Group Ltd. *	3,008,000	677,389
Shanghai Pudong Development Bank Co., Ltd., A Shares	1,153,500	1,228,357
Shenzhou International Group Holdings Ltd.	87,300	926,673
Sinopharm Group Co., Ltd., H Shares	801,200	2,523,131
Sunny Optical Technology Group Co., Ltd.	65,800	645,108
Tencent Holdings Ltd.	376,900	17,322,746
The People's Insurance Co. Group of China Ltd., A Shares	65,100	57,598
SECURITY	NUMBER OF SHARES	VALUE ($)
The People's Insurance Co. Group of China Ltd., H Shares	2,034,000	783,067
Tingyi Cayman Islands Holding Corp.	469,768	725,458
Trip.com Group Ltd. *	10,050	410,470
Vipshop Holdings Ltd., ADR *	125,737	2,367,628
Weichai Power Co., Ltd., A Shares	136,700	252,675
Weichai Power Co., Ltd., H Shares	543,000	804,426
Xiaomi Corp., B Shares *	2,018,800	3,211,671
Yankuang Energy Group Co., Ltd., A Shares	21,750	54,022
Yankuang Energy Group Co., Ltd., H Shares	496,000	746,781
Yum China Holdings, Inc.	42,350	2,607,925
Zhongsheng Group Holdings Ltd.	174,000	611,341
Zijin Mining Group Co., Ltd., A Shares	148,800	271,749
Zijin Mining Group Co., Ltd., H Shares	574,000	991,369
ZTO Express Cayman, Inc.	17,550	486,096
		265,307,298

Colombia 0.3%
Bancolombia S.A.	91,549	779,369
Ecopetrol S.A.	2,344,713	1,370,590
		2,149,959

Czech Republic 0.1%
CEZ A/S	24,449	1,081,951

Greece 0.3%
Alpha Services and Holdings S.A. *	927,515	1,670,371
Hellenic Telecommunications Organization S.A.	56,970	899,099
		2,569,470

Hungary 0.5%
MOL Hungarian Oil & Gas plc	232,517	1,835,652
OTP Bank Nyrt	52,925	1,924,677
		3,760,329

India 10.9%
Axis Bank Ltd.	162,784	1,889,840
Bharat Petroleum Corp., Ltd.	644,761	2,961,129
Bharti Airtel Ltd.	193,649	2,097,213
Bharti Airtel Ltd.	3,085	18,481
Coal India Ltd.	500,725	1,397,543
GAIL India Ltd.	1,095,824	1,587,957
Grasim Industries Ltd.	67,516	1,520,402
HCL Technologies Ltd.	109,190	1,484,107
Hero MotoCorp Ltd.	33,237	1,295,837
Hindalco Industries Ltd.	429,521	2,421,372
Hindustan Petroleum Corp., Ltd.	757,900	2,602,016
Hindustan Unilever Ltd.	37,738	1,175,561
ICICI Bank Ltd.	79,159	964,748
Indian Oil Corp., Ltd.	3,451,052	3,936,194
Infosys Ltd.	346,619	5,736,931
ITC Ltd.	267,436	1,515,400
Jio Financial Services Ltd. *(b)	318,387	978,789
JSW Steel Ltd.	150,935	1,501,645
Larsen & Toubro Ltd. *	68,369	2,230,793
Mahindra & Mahindra Ltd.	112,165	2,013,867
Maruti Suzuki India Ltd.	14,738	1,761,235
NTPC Ltd.	1,144,656	3,042,746
Oil & Natural Gas Corp., Ltd.	2,110,443	4,551,406
Petronet LNG Ltd.	273,804	778,460
Power Finance Corp., Ltd.	624,636	1,988,056
Power Grid Corp. of India Ltd.	493,089	1,596,494
Rajesh Exports Ltd.	231,265	1,459,302

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
REC Ltd.	535,535	1,322,409
Reliance Industries Ltd.	318,387	9,883,675
State Bank of India	219,186	1,655,686
Steel Authority of India Ltd.	622,819	717,736
Sun Pharmaceutical Industries Ltd.	75,274	1,047,044
Tata Consultancy Services Ltd.	91,547	3,813,753
Tata Motors Ltd.	426,625	3,347,487
Tata Motors Ltd., A Shares, DVR	97,507	491,966
Tata Steel Ltd.	2,676,652	4,015,732
Tech Mahindra Ltd.	85,563	1,162,222
UltraTech Cement Ltd.	8,150	824,876
UPL Ltd. *	78,738	598,689
Vedanta Ltd.	474,391	1,596,431
Wipro Ltd.	197,885	975,994
		85,961,224

Indonesia 1.5%
Bank Mandiri (Persero) Tbk PT	4,896,400	1,861,343
PT Astra International Tbk	5,138,000	2,334,935
PT Bank Central Asia Tbk	2,356,300	1,427,049
PT Bank Rakyat Indonesia (Persero) Tbk	6,554,896	2,454,179
PT Telkom Indonesia (Persero) Tbk	10,327,200	2,544,372
PT United Tractors Tbk	486,500	888,776
		11,510,654

Kuwait 0.5%
Kuwait Finance House KSCP	496,055	1,274,359
Mobile Telecommunications Co. KSCP	603,320	1,023,211
National Bank of Kuwait SAKP	663,974	2,079,293
		4,376,863

Malaysia 1.6%
Axiata Group Berhad	1,648,813	976,512
CIMB Group Holdings Berhad	1,316,953	1,622,289
Genting Berhad	945,300	903,809
Malayan Banking Berhad	1,292,740	2,586,407
Petronas Chemicals Group Berhad	483,900	746,468
Public Bank Berhad	1,686,525	1,560,050
Sime Darby Berhad	1,568,600	759,114
Tenaga Nasional Berhad	1,600,300	3,407,796
		12,562,445

Mexico 3.8%
Alfa S.A.B. de C.V., A Shares	2,079,500	1,275,394
America Movil S.A.B. de C.V.	6,409,529	6,717,661
Cemex S.A.B. de C.V., Series CPO *	5,600,239	4,254,108
Controladora Axtel SAB de C.V. *	1,989,500	23,762
Fomento Economico Mexicano S.A.B. de C.V.	378,918	4,294,479
Grupo Bimbo S.A.B. de C.V., Series A	280,498	1,454,167
Grupo Financiero Banorte S.A.B. de C.V., O Shares	412,881	3,913,308
Grupo Mexico S.A.B. de C.V., Series B	625,056	3,249,022
Grupo Televisa S.A.B., Series CPO	1,151,117	1,218,142
Orbia Advance Corp. S.A.B. de C.V.	396,100	898,647
Wal-Mart de Mexico S.A.B. de C.V.	700,441	2,915,960
		30,214,650

Qatar 0.6%
Ooredoo QPSC	317,974	998,473
Qatar Fuel QSC	169,894	784,166
SECURITY	NUMBER OF SHARES	VALUE ($)
Qatar Islamic Bank SAQ	121,621	706,743
Qatar National Bank QPSC	539,230	2,515,610
		5,004,992

Saudi Arabia 2.1%
Al Rajhi Bank	88,724	1,763,616
Riyad Bank	104,712	887,702
Saudi Arabian Oil Co.	288,612	2,494,122
Saudi Basic Industries Corp.	184,879	4,225,306
Saudi Electricity Co.	231,398	1,384,287
Saudi Telecom Co.	281,509	3,183,206
The Saudi National Bank	186,580	1,917,261
Yanbu National Petrochemical Co.	58,619	716,198
		16,571,698

South Africa 4.7%
Absa Group Ltd.	225,872	2,393,890
Anglo American Platinum Ltd.	10,795	539,525
AngloGold Ashanti Ltd.	83,508	1,852,181
Bid Corp., Ltd.	74,399	1,762,238
Exxaro Resources Ltd.	77,861	705,391
FirstRand Ltd.	932,817	3,794,580
Gold Fields Ltd.	145,796	2,261,176
Impala Platinum Holdings Ltd.	123,433	891,565
MTN Group Ltd.	588,645	4,609,756
MultiChoice Group	117,093	579,515
Naspers Ltd., N Shares	8,551	1,680,158
Nedbank Group Ltd.	123,391	1,621,410
Old Mutual Ltd.	1,523,822	1,108,544
Sanlam Ltd.	367,783	1,352,574
Sappi Ltd.	364,049	783,722
Sasol Ltd.	140,964	1,968,154
Shoprite Holdings Ltd.	104,041	1,503,275
Sibanye Stillwater Ltd.	645,370	1,226,468
Standard Bank Group Ltd.	344,667	3,681,073
The Bidvest Group Ltd.	78,358	1,215,872
Vodacom Group Ltd.	175,369	1,157,965
		36,689,032

Taiwan 19.8%
Acer, Inc.	1,195,496	1,335,057
ASE Technology Holding Co., Ltd.	926,000	3,389,234
Asia Cement Corp.	592,000	759,498
Asustek Computer, Inc.	321,041	3,728,665
AUO Corp. *	4,259,440	2,809,877
Catcher Technology Co., Ltd.	260,000	1,437,728
Cathay Financial Holding Co., Ltd. *	1,599,622	2,331,568
Chailease Holding Co., Ltd. *	110,150	729,346
China Development Financial Holding Corp. *	2,179,000	871,220
China Steel Corp.	2,897,198	2,577,551
Chunghwa Telecom Co., Ltd.	616,956	2,275,924
Compal Electronics, Inc.	3,407,305	3,307,905
CTBC Financial Holding Co., Ltd. *	2,861,201	2,393,589
Delta Electronics, Inc.	213,590	2,493,387
E.Sun Financial Holding Co., Ltd.	1,135,988	935,640
Evergreen Marine Corp., Ltd.	238,000	789,261
Far Eastern New Century Corp.	1,358,817	1,285,139
First Financial Holding Co., Ltd.	1,087,998	1,006,492
Formosa Chemicals & Fibre Corp.	1,091,442	2,272,100
Formosa Petrochemical Corp.	398,330	1,016,623
Formosa Plastics Corp.	767,732	2,032,717
Foxconn Technology Co., Ltd.	496,317	881,672
Fubon Financial Holding Co., Ltd.	1,385,986	2,892,851
Hon Hai Precision Industry Co., Ltd.	6,178,572	21,379,901
Hotai Motor Co., Ltd. *	36,000	869,228

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Innolux Corp. *	5,911,163	3,138,976
Inventec Corp.	1,699,639	3,457,392
Largan Precision Co., Ltd.	16,050	1,113,254
Lite-On Technology Corp., ADR	539,167	2,592,474
MediaTek, Inc.	150,838	3,319,177
Mega Financial Holding Co., Ltd.	1,260,698	1,616,605
Micro-Star International Co., Ltd.	183,000	1,135,065
Nan Ya Plastics Corp.	1,218,622	2,715,601
Novatek Microelectronics Corp.	90,000	1,217,118
Pegatron Corp.	1,557,264	3,792,105
Pou Chen Corp.	1,453,267	1,446,111
Powertech Technology, Inc. *	295,000	1,039,729
President Chain Store Corp.	91,237	810,561
Quanta Computer, Inc.	912,500	6,942,171
Shin Kong Financial Holding Co., Ltd. *	2,765,000	848,683
Synnex Technology International Corp.	601,850	1,134,326
Taiwan Cement Corp.	1,324,926	1,574,289
Taiwan Cooperative Financial Holding Co., Ltd.	884,910	828,358
Taiwan Mobile Co., Ltd.	270,196	811,893
Taiwan Semiconductor Manufacturing Co., Ltd.	1,665,803	30,080,402
Uni-President Enterprises Corp.	1,110,678	2,664,591
United Microelectronics Corp.	1,850,965	2,781,443
Walsin Lihwa Corp.	742,420	947,720
Wistron Corp.	1,882,682	8,497,921
WPG Holdings Ltd.	1,016,880	1,634,390
Yageo Corp.	61,715	904,759
Yang Ming Marine Transport Corp.	394,000	584,462
Yuanta Financial Holding Co., Ltd.	1,689,725	1,313,977
Zhen Ding Technology Holding Ltd.	198,000	663,505
		155,409,231

Thailand 2.9%
Advanced Info Service PCL NVDR	190,475	1,258,500
Bangkok Bank PCL NVDR	195,400	979,610
Charoen Pokphand Foods PCL NVDR	2,048,300	1,215,544
CP ALL PCL NVDR	731,400	1,357,632
Kasikornbank PCL NVDR	296,300	1,092,115
Krung Thai Bank PCL NVDR	1,787,900	1,071,656
PTT Exploration & Production PCL NVDR	258,900	1,209,000
PTT Global Chemical PCL NVDR	1,234,300	1,426,628
PTT PCL NVDR	7,755,770	7,935,997
SCB X PCL NVDR	589,200	1,938,172
Thai Oil PCL NVDR	595,585	893,615
The Siam Cement PCL NVDR	268,600	2,552,267
		22,930,736

Turkey 1.4%
Akbank T.A.S.	1,668,083	1,731,019
BIM Birlesik Magazalar A/S	130,041	1,044,257
Eregli Demir ve Celik Fabrikalari T.A.S. *	573,122	886,572
Haci Omer Sabanci Holding A/S	454,015	971,099
KOC Holding A/S	276,528	1,386,154
Turk Hava Yollari AO *	162,492	1,413,074
Turkcell Iletisim Hizmetleri A/S *	763,166	1,464,074
Turkiye Is Bankasi A/S, Class C	1,596,292	896,158
Turkiye Petrol Rafinerileri A/S	309,375	1,187,500
		10,979,907

United Arab Emirates 1.1%
Abu Dhabi Commercial Bank PJSC	435,516	1,041,093
Dubai Islamic Bank PJSC	496,202	777,077
SECURITY	NUMBER OF SHARES	VALUE ($)
Emaar Properties PJSC	1,037,579	1,909,195
Emirates Telecommunications Group Co. PJSC	461,678	2,815,277
First Abu Dhabi Bank PJSC	496,303	1,977,976
		8,520,618
Total Common Stocks (Cost $596,412,547)		738,223,540

PREFERRED STOCKS 4.7% OF NET ASSETS

Brazil 4.5%
Banco Bradesco S.A.	1,603,052	5,647,760
Centrais Eletricas Brasileiras S.A., B Shares	64,520	595,296
Cia Energetica de Minas Gerais	431,822	1,157,004
Cia Paranaense de Energia, B Shares	529,000	935,224
Gerdau S.A.	391,518	2,421,761
Itau Unibanco Holding S.A.	1,225,122	7,420,036
Metalurgica Gerdau S.A.	514,100	1,494,872
Petroleo Brasileiro S.A.	2,438,941	16,045,563
		35,717,516

Colombia 0.2%
Bancolombia S.A.	156,396	1,194,210
Total Preferred Stocks (Cost $24,259,870)		36,911,726

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19% (c)(d)	2,959,698	2,959,698
Total Short-Term Investments (Cost $2,959,698)		2,959,698
Total Investments in Securities (Cost $623,632,115)		778,094,964

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 09/15/23	214	11,281,010	620,119

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,765,931.
(b)	Fair valued using significant unobservable inputs (see Notes for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
NVDR —	Non-Voting Depositary Receipt

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$240,671,333	$—	$240,671,333
Brazil	57,393,877	—	—	57,393,877
Chile	5,228,606	—	—	5,228,606
China	3,158,422	262,148,876	0 *	265,307,298
Colombia	2,149,959	—	—	2,149,959
Czech Republic	1,081,951	—	—	1,081,951
India	—	84,982,435	978,789	85,961,224
Mexico	30,214,650	—	—	30,214,650
Qatar	998,473	4,006,519	—	5,004,992
South Africa	18,923,370	17,765,662	—	36,689,032
United Arab Emirates	1,041,093	7,479,525	—	8,520,618
Preferred Stocks[1]	36,911,726	—	—	36,911,726
Short-Term Investments[1]	2,959,698	—	—	2,959,698
Futures Contracts[2]	620,119	—	—	620,119
Total	$160,681,944	$617,054,350	$978,789	$778,715,083

*	Level 3 amount shown includes securities determined to have no value at July 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value (NAV) of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (Unaudited) (continued)

may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87631JUL23